                               AETNA MUTUAL FUNDS

                                SMART SOLUT!ONS

                                           FROM AETNA

                                                AETNA
                                                   PRINCIPAL
                                                     PROTECTION
                                                        FUNDS


                               [GRAPHIC OF WHEEL]


Annual Report
October 31, 2000


                         ENGINEERING BETTER INVESTMENTS

                               PRESIDENT'S LETTER



 Dear Fellow Shareholder,
 October 31, 2000

 Thank you for investing in the Aetna Series Fund, Inc. With nearly 8,000 mutual funds available in today's market, we appreciate your confidence in us.

 The twelve months ended October, 2000 witnessed much volatility in the U.S. stock markets. For the past ten months, the major stock markets have all declined: S&P 500 Index, off 1.8%; NASDAQ Composite Index, down 17.2%; Dow Jones Industrial Average, minus 3.4%. Technology stocks in particular were hit with a sharp decline in the latter part of this 12-month period. Still, each of the indices remained in positive territory for the 12-month period, due to the exceptionally strong performance during the last two months of 1999.

 Over the course of the year, the Federal Reserve (the "Fed") continued a series of rate increases that resulted in the Fed funds rate climbing from 5.45% to 6.5% as of October 31, 2000. The impact of rising interest rates and oil prices was reflected in the U.S. Gross Domestic Product, which slowed from an 8.3% annual rate in the last quarter of 1999 to an estimated 2.7% in the third quarter of 2000. International investing was negatively affected by the spike in oil prices and the strength of the U.S. dollar versus the Euro. Nevertheless, U.S. economic and corporate earnings outlooks remained robust as this report period closed, and market breadth, i.e. the number of stocks advancing versus declining, has improved. Thus it appears that the Fed has been able to slow the economy to a sustainable growth rate.

 The Fund and its advisor, Aeltus Investment Management, Inc., continuously strive to improve products and services for the benefit of the shareholders. Here are some highlights of our recent efforts:

  . AETNA PRINCIPAL PROTECTION FUNDS II, III AND IV enjoyed successful offerings, as investors committed more than $450 million to the funds. AETNA INDEX PLUS PROTECTION FUND (offering a lower minimum investment of $5,000) is in its offering period until November 30, 2000. These funds are designed to appeal to a broad range of investors seeking downside protection with upside market potential.

  .
     On December 22, 1999, Aeltus acquired a minority equity interest in ELIJAH ASSET MANAGEMENT, LLC (EAM), a skilled manager of specialized growth and technology funds.

  . AETNA TECHNOLOGY FUND was launched on March 1, 2000. Sub-advised by EAM, the fund seeks long-term capital appreciation by investing primarily in technology-sector stocks.



 Following approval of shareholders and your Board of Directors, four funds (Aetna Mid Cap Fund, Aetna Real Estate Securities Fund, Aetna High Yield Fund and Aetna Index Plus Bond Fund) were liquidated on August 25, 2000, due to low investor interest and resultant high fund expenses.


 As 2000 draws to an end, we want to reaffirm our commitment to bring you the best of products and services. Again, we greatly appreciate and value your continued confidence in our funds and in Aeltus.

 Sincerely,

LOGO

J. Scott Fox
President
Aetna Series Fund, Inc.

 A prospectus containing more complete information including charges and expenses is available from your financial advisor, at www.aetnafunds.com, or by calling
 800-238-6263, option 2. Read the prospectus carefully before investing.

TABLE OF CONTENTS

President's Letter.....................................................i
PRINCIPAL PROTECTION FUNDS:
Investment Review......................................................1
Portfolios of Investments:
 Aetna Principal Protection Fund I.....................................11
 Aetna Principal Protection Fund II....................................18
 Aetna Principal Protection Fund III...................................25
 Aetna Principal Protection Fund IV....................................32
 Aetna Index Plus Protection Fund......................................39
Statements of Assets and Liabilities...................................40
Statements of Operations...............................................42
Statements of Changes in Net Assets....................................44
Notes to Financial Statements..........................................49
Additional Information.................................................53
Financial Highlights...................................................56
Independent Auditors' Report...........................................66

LOGO
LOGO
LOGO

                                                               See Definition of

Terms.                                                                      1

                                           Page #   Oct-99  Oct-99                          Oct-00
PRINCIPAL PROTECTION I (CLASS A)            1       10,000  10,139  10,362  10,482  10,383  10,313
Lehman Brothers Aggregate Bond Index        1       10,000  10,094  10,012  10,238  10,541  10,831
S&P 500 Index                               1       10,000  10,288  10,557  11,027  10,894  10,914

                                           Page #   Dec-99                          Oct-00
PRINCIPAL PROTECTION II (CLASS A)           1       10,000   9,760   9,850   9,820   9,801
Lehman Brothers Aggregate Bond Index        1       10,000   9,970  10,194  10,496  10,785
S&P 500 Index                               1       10,000   9,843  10,283  10,159  10,177

                                           Page #   Jun-00          Oct-00
PRINCIPAL PROTECTION III (CLASS A)          2       10,000  10,178  10,109
Lehman Brothers Aggregate Bond Index        2       10,000  10,301  10,585
S&P 500 Index                               2       10,000  10,086  10,104

                    Average Annual Total Returns
               for the period ended October 31, 2000*
----------------------------------------------------------------------
                Principal      Principal    Principal    Principal
                               Protection   Protection   Protection
               Protection        Fund II     Fund III      Fund IV

                 Fund I

            ----------------------------------------------------------
            1 Year  Inception   Inception    Inception    Inception
----------------------------------------------------------------------
Class A:

 POP (1)    -3.13%   -1.66%      -6.64%       -3.68%       -7.94%
 NAV (2)     1.71%    2.92%      -2.00%        1.09%       -3.37%
----------------------------------------------------------------------
Class B:

            -4.11%   -1.59%      -7.43%       -4.21%       -8.21%
w/CDSC (3)
NAV          0.89%    2.15%      -2.58%        0.79%       -3.38%
----------------------------------------------------------------------


*Total Return is calculated including reinvestment of income and capital gain distributions. Past performance is no guarantee of future results. Investment return and principal of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

                AETNA PRINCIPAL PROTECTION FUND I, II, III & IV

HOW DID THE FUND PERFORM DURING THE PERIOD?

For the period ended October 31, 2000, the performance for the Aetna Principal Protection Funds and their respective benchmarks and composite indices are listed below:

                                                                    EQUITY                            FIXED INCOME
                               FUND RETURN        EQUITY          BENCHMARK        FIXED INCOME        BENCHMARK
             FUND               CLASS A**     COMPONENT INDEX   INDEX RETURN**   COMPONENT INDEX     INDEX RETURN**
Principal Protection Fund I        1.71%     S&P 500 Index (a)      6.09%        Lehman Brothers         7.30%
                                                                                Aggregate Bond (b)
Principal Protection Fund II      -2.00%     S&P 500 Index          1.77%        Lehman Brothers         7.85%
                                                                                  Aggregate Bond
Principal Protection Fund III      1.09%     S&P 500 Index          1.04%        Lehman Brothers         5.85%
                                                                                  Aggregate Bond
Principal Protection Fund IV      -3.37%     S&P 500 Index          -4.08%       Lehman Brothers         1.11%
                                                                                  Aggregate Bond


2 See Definition of Terms.

**The Fund and Benchmark Index Return periods are as follows:
  . Principal Protection Fund I - November 1, 1999 through October 31, 2000 . Principal Protection Fund II - December 21, 1999 (first day of the Guarantee Period) through October 31, 2000
  . Principal Protection Fund III - June 1, 2000 (first day of the Guarantee Period) through October 31, 2000
  . Principal Protection Fund IV - September 7, 2000 (first day of the Guarantee Period) through October 31, 2000

WHAT ECONOMIC OR FINANCIAL MARKET CONDITIONS IMPACTED THE FUNDS?

The economy, as measured by Gross Domestic Product (GDP), expanded at an 8.3% annual pace in the fourth quarter of 1999 and continued to grow at a healthy pace in the first and second quarters of 2000 (4.8% and 5.6%, respectively). After six Federal Open Market Committee (FOMC) interest rate increases totaling 175 basis points beginning in June 1999, the economy started to show signs of slowing in May 2000. (One basis point is equal to one hundredth of a percent, or 0.01%.) By the end of the third quarter 2000, the impact of rising interest rates and oil prices was reflected in a less robust GDP growth figure of 2.7%. Leading the decline in GDP were slower investment and government spending, and a decline in capital goods orders. Consumer spending, however, was still strong during 2000's third quarter. Inflation data remains tame, as the employment cost index came in at 0.9% for the third quarter, compared to a 1% increase in the second quarter. Productivity continues to outpace the economic cost index, keeping unit labor costs at deflation levels. The GDP deflator also grew more slowly in the third quarter compared to the second quarter at 2% versus 2.4%, respectively, but grew at a faster rate when compared to the 1.3% rate for the fourth quarter of 1999.

Internationally, the European Central Bank (ECB) persuaded its G-7 colleagues to help in a coordinated intervention on September 22 in support of the Euro. The plummeting value of this new currency, which was initially thought likely to be a significant competitor to the U.S. dollar, had raised concerns among the world's leading monetary officials that its weakness was leading to potentially dangerous global imbalances in world trade and capital flows. The coordinated nature of the intervention suggests that the ECB has convinced its central bank colleagues that weakness in the Euro must be limited, and the strength of the dollar must be capped. An investment implication is that the purchasing power of the dollar, in terms of foreign stocks and bonds, is now in the neighborhood of a high.

Oil prices, like the Euro, came under official attention as the Clinton administration authorized the release of crude oil from the Strategic Petroleum Reserve during the third quarter. Low inventories of crude oil today pose a threat of shortage in home heating oil during the winter months ahead, with the accompanying risk of painfully high prices. In September, Saudi Arabia broke ranks with OPEC with a pledge to pump whatever oil was necessary to bring the energy market into better balance at a more modest price level. However, late in October, Iraq threatened to cut off its oil exports if the United Nations failed to approve a plan to pay in Euros, not U.S. dollars. The outcome is yet to be resolved.

Over the past year, equity markets have experienced significant volatility. Although major stock markets were up for the one-year period, positive returns were driven by strong performance during the last two months of 1999. For the first ten months of 2000, the Standard & Poor's (S&P) 500 Index, NASDAQ Composite Index(c) and Dow Jones Industrial Average(d) were down 1.8%, 17.2% and 3.4%, respectively. In contrast, this year's market winners were mid-cap stocks and Real Estate Investment Trusts (REITs). As measured by the S&P MidCap 400 Index(e) and NAREIT Index(f), these top two performing asset classes were up 18% and 16.6%, respectively, for the first ten months of the year 2000. During the same period, small-cap stocks, as measured by the Russell 2000 Index(g), were close to neutral, returning -0.47%. ("Market cap," or market capitalization, is the value of a company based on the aggregate market value of its stock. Market cap is calculated by multiplying the number of shares outstanding by the current price of a single share.)

The other major market theme for the one year period ended October 31, 2000 was the resurgence of value in large and small cap stocks. For the period, value outpaced growth, as measured by S&P 500 Barra Indices(h), in large cap stocks by 8%, but growth continued to outpace value for mid and small cap stocks by 21.9% and 9.3%, respectively.

On the fixed income side, the tightening of the interest rates by the FOMC increased short-term Treasury yields, while longer--
                                                               See Definition of

Terms.                                                                      3
term yields were held down by reduced Treasury supply. For the fiscal year, two year Treasuries increased in yield by 14 basis points, while thirty year Treasuries declined in yield by 38 basis points, due to reduced supply. Spreads in most sectors have widened due to concerns about credit quality. For the fiscal year, investment grade corporate bonds underperformed similar duration Treasuries by nearly 300 basis points.

WHICH INVESTMENTS INFLUENCED THE FUNDS' PERFORMANCE OVER THE PAST TWELVE MONTHS?

The overall performance of the Aetna Principal Protection Funds is driven by three independent factors: the performance of equity holdings, the performance of fixed income holdings, and the algorithm which determines the allocation between equities and fixed income.

The quantitative model used to manage the equity component of these funds provided good discrimination between stocks with high relative returns and those with low relative returns. The model's factors relating to equity analyst's earnings estimates and price momentum were particularly effective in the first half of the period. In the latter half of the period, the model's value factor, the price/earnings (P/E) factor, has performed well. (The Price/Earnings multiple, or P/E, is calculated by dividing the price of one share by the earnings per share generated by the firm. A measure of the attractiveness of a particular security, the P/E ratio gives investors an idea of how much they are paying for earning power.)

Each fund benefited from individual security selection, particularly in the communication services and technology sectors. Within communication services, the Funds benefited from underweights in AT&T and WorldCom. Within the technology sector, the Funds benefited from overweights in Cisco, Nortel, and EMC Corp., and, from underweights in Lucent. Overweight positions in both Intel and Microsoft negatively impacted performance.

As the year progressed, based on our model's individual ranking of each stock in the S&P 500, weightings in technology and consumer cyclical stocks were reduced in favor of increased positions in consumer staples and energy.

Overweight positions in U.S. Agency and Treasury bonds detracted from performance during the first three quarters of the period due to Federal
 Reserve interest rate hikes and widening in spread product which impacted the short end of the yield curve. In the last quarter, however, our overweight position in agencies positively affected performance.

Performance has been most dramatically impacted by re-allocations into and out of equities due to increased market volatility since early 1999. The Funds' allocation strategy is driven by a complex model that is designed to work best in markets behaving consistently with historical norms. The model performs less well in markets with high volatility (rapid market increases and declines). High equity market volatility throughout a period impacts the daily target allocation between equity and fixed income holdings. As the asset allocation component causes the Funds to sell equities when the market dips and buy when the market begins to rise, periods of high volatility can cause an excessive number of allocation trades, thereby detracting from total return. Since early 1999, market movements have caused situations like this to occur, which have negatively impacted performance.


                           % OF                            ECONOMIC EXPOSURE*
                        NET ASSETS  NOTIONAL VALUE*             10/31/00
ASSET ALLOCATION         10/31/00      OF FUTURES
Large Cap Stocks            50%            3%                                 53%
International Stocks         2%           --                                   2%
Fixed Income                45%           --                                  45%
Cash Equivalents             3%           (3)%                                 --
                        ----------  ----------------  ---------------------------
                           100%           --                                 100%
                        ==========  ================  ===========================

PRINCIPAL PROTECTION FUND I:


4 See Definition of Terms.

                                    % OF EQUITY    % OF     OVER/(UNDER)
 EQUITY PORTFOLIO SECTOR BREAKDOWN  INVESTMENTS   S&P 500     WEIGHTING
Basic Materials                         1.8%        2.0%       (0.2)%
Capital Goods                           8.8%        8.8%           --
Communication Services                  4.5%        6.1%       (1.6)%
Consumer Cyclicals                      6.0%        6.8%       (0.8)%
Consumer Staples                        9.4%       10.8%       (1.4)%
Energy                                  7.5%        6.0%          1.5%
Financials                             16.3%       15.7%          0.6%
Health Care                            12.4%       12.0%          0.4%
Technology                             29.3%       27.8%          1.5%
Transportation                          0.5%        0.6%       (0.1)%
Utilities                               3.5%        3.4%          0.1%

PRINCIPAL PROTECTION FUND I (CONTINUED):

                                  % OF NET
TOP FIVE EQUITY HOLDINGS           ASSETS
General Electric Co.                2.2%
Exxon Mobil Corp.                   1.9%
Cisco Systems, Inc.                 1.5%
Microsoft Corp.                     1.5%
Pfizer, Inc.                        1.4%



PRINCIPAL PROTECTION FUND II:

                                % OF                            ECONOMIC EXPOSURE*
                             NET ASSETS  NOTIONAL VALUE*             10/31/00
ASSET ALLOCATION              10/31/00      OF FUTURES
Large Cap Stocks                 42%            3%                                 45%
International Stocks              1%           --                                   1%
Fixed Income                     54%           --                                  54%
Cash Equivalents                  3%           (3)%                                 --
                             ----------  ----------------  ---------------------------
                                100%           --                                 100%
                             ==========  ================  ===========================


                                    % OF EQUITY    % OF     OVER/(UNDER)
 EQUITY PORTFOLIO SECTOR BREAKDOWN  INVESTMENTS   S&P 500     WEIGHTING
Basic Materials                         1.7%        2.0%       (0.3)%
Capital Goods                           8.8%        8.8%           --
Communication Services                  4.5%        6.1%       (1.6)%
Consumer Cyclicals                      5.9%        6.8%       (0.9)%
Consumer Staples                        9.4%       10.8%       (1.4)%
Energy                                  7.5%        6.0%          1.5%
Financials                             16.4%       15.7%          0.7%
Health Care                            12.4%       12.0%          0.4%
Technology                             29.4%       27.8%          1.6%
Transportation                          0.5%        0.6%       (0.1)%
Utilities                               3.5%        3.4%          0.1%


                                                               See Definition of

Terms.                                                                      5

                                 % OF NET
TOP FIVE EQUITY HOLDINGS          ASSETS
General Electric Co.               1.8%
Exxon Mobil Corp.                  1.6%
Cisco Systems, Inc.                1.3%
Microsoft Corp.                    1.2%
Pfizer, Inc.                       1.1%

PRINCIPAL PROTECTION FUND II (CONTINUED):

PRINCIPAL PROTECTION FUND III:

                                 % OF                            ECONOMIC EXPOSURE*
                              NET ASSETS  NOTIONAL VALUE*             10/31/00
ASSET ALLOCATION               10/31/00      OF FUTURES
Large Cap Stocks                  54%            3%                                 57%
International Stocks               2%           --                                   2%
Fixed Income                      41%           --                                  41%
Cash Equivalents                   3%           (3)%                                 --
                              ----------  ----------------  ---------------------------
                                 100%           --                                 100%
                              ==========  ================  ===========================


                                    % OF EQUITY    % OF     OVER/(UNDER)
 EQUITY PORTFOLIO SECTOR BREAKDOWN  INVESTMENTS   S&P 500     WEIGHTING
Basic Materials                         1.7%        2.0%       (0.3)%
Capital Goods                           8.8%        8.8%           --
Communication Services                  4.5%        6.1%       (1.6)%
Consumer Cyclicals                      5.8%        6.8%       (1.0)%
Consumer Staples                        9.4%       10.8%       (1.4)%
Energy                                  7.5%        6.0%          1.5%
Financials                             16.1%       15.7%          0.4%
Health Care                            12.7%       12.0%          0.7%
Technology                             29.6%       27.8%          1.8%
Transportation                          0.5%        0.6%       (0.1)%
Utilities                               3.4%        3.4%           --



                                 % OF NET
TOP FIVE EQUITY HOLDINGS          ASSETS
General Electric Co.               2.4%
Exxon Mobil Corp.                  2.0%
Cisco Systems, Inc.                1.7%
Microsoft Corp.                    1.6%
Pfizer, Inc.                       1.5%









6 See Definition of Terms.

PRINCIPAL PROTECTION FUND IV:

                                % OF                            ECONOMIC EXPOSURE*
                             NET ASSETS  NOTIONAL VALUE*             10/31/00
ASSET ALLOCATION              10/31/00      OF FUTURES
Large Cap Stocks                 46%            3%                                 49%
International Stocks              2%           --                                   2%
Fixed Income                     49%           --                                  49%
Cash Equivalents                  3%           (3)%                                 --
                             ----------  ----------------  ---------------------------
                                100%           --                                 100%
                             ==========  ================  ===========================


                                    % OF EQUITY    % OF     OVER/(UNDER)
 EQUITY PORTFOLIO SECTOR BREAKDOWN  INVESTMENTS   S&P 500     WEIGHTING
Basic Materials                         1.6%        2.0%       (0.4)%
Capital Goods                           8.9%        8.8%          0.1%
Communication Services                  4.5%        6.1%       (1.6)%
Consumer Cyclicals                      5.8%        6.8%       (1.0)%
Consumer Staples                        9.5%       10.8%       (1.3)%
Energy                                  7.5%        6.0%          1.5%
Financials                             16.4%       15.7%          0.7%
Health Care                            12.4%       12.0%          0.4%
Technology                             29.4%       27.8%          1.6%
Transportation                          0.5%        0.6%       (0.1)%
Utilities                               3.5%        3.4%          0.1%



                                 % OF NET
TOP FIVE EQUITY HOLDINGS          ASSETS
General Electric Co.               2.0%
Exxon Mobil Corp.                  1.7%
Cisco Systems, Inc.                1.4%
Microsoft Corp.                    1.3%
Pfizer, Inc.                       1.3%



*Notional Value refers to the economic value at risk or the exposure to the financial instruments underlying the options and futures positions, if any. Economic exposure reflects the Funds'exposure to both changes in the value of the portfolio of investments as well as the financial instruments underlying the options and futures positions, if any.

WHAT IS YOUR OUTLOOK GOING FORWARD?

Moving into the final two months of 2000, we continue to be cautious. Throughout September and October 2000, expectations of favorable earnings reports began to unravel as well respected technology companies (the leaders of the "new economy") began alluding to shortfalls in revenues and earnings due to weaker demand in the U.S. and abroad. High oil prices, low unemployment and strong consumer spending continued to threaten our low inflation environment while the most recent top-line growth number for the economy, third quarter GDP at 2.7%, worked in the opposite direction. All of these factors point to a mixed economic picture as we enter the end of 2000.




                                                               See Definition of

Terms.                                                                      7

We will continue to look for clarification on a number of issues, including the presidential election, oil prices, the weak Euro and consumer spending. Meanwhile, the focus of our Funds remains unchanged, to select stocks with strong business fundamentals.

The opinions expressed reflect those of the portfolio manager only through October 31, 2000. The manager's opinions are subject to change at any time based on market and other conditions. The composition, industries and holdings of the Fund are subject to change.


8 See Definition of Terms.

                        AETNA INDEX PLUS PROTECTION FUND

ACCUMULATION PERIOD

Aetna Index Plus Protection Fund Class A and Class B is being offered from October 2, 2000 through November 30, 2000 as a funding option issued by Aetna Series Fund, Inc. Fund assets will be invested entirely in money market instruments through November 30, 2000. After that date, the Fund will allocate its investments between equities and fixed income securities in proportions that are intended to help the Fund attain its investment objective.

                                                               See Definition of

Terms.                                                                      9

DEFINITION OF TERMS

(1)
  The maximum load for the Principal Protection Funds is 4.75%. The POP (public offering price) returns reflect this maximum load.
(2)NAV (net asset value) returns are net of Fund expenses only and do not reflect the deduction of a front-end load or contingent deferred sales charges. This charge, if reflected, would reduce the performance results shown.
(3)Class B share returns with CDSC (contingent deferred sales charge) reflect the deduction of a maximum CDSC, assuming full redemption at the end of the period. The CDSC applies for all shares redeemed prior to the end of the
  Maturity Date. The CDSC charges are as follows: Offering Period or Year 1 of
  Guarantee Period - 5%, Year 2 - 4%, Year 3 - 3%, Year 4 - 3%, Year 5 - 2%,
  Year 6 - 1%.
(a)
  The S&P 500 is the Standard & Poor's 500 Index. Performance is calculated on a total return basis and dividends are reinvested, as reported by Frank
  Russell Company.
(b)The Lehman Brothers Aggregate Bond Index is an unmanaged index and is composed of securities from Lehman Brothers Government/Corporate Bond Index,
  Mortgage-Backed Securities Index and the Asset-Backed Securities Index.
(c)NASDAQ Composite Index is an unmanaged index of the National Market System which includes over 5,000 stocks traded only over-the-counter and not on an exchange.
(d)
  The Dow Jones Industrial Average is a price-weighted average of 30 blue-chip stocks that are generally the leaders in their industry. It has been a widely followed indicator of the stock market since October 1, 1928.
(e)
  The Standard & Poor's MidCap 400 Index is an unmanaged index used to measure stock market performance composed of companies with a weighted average market value of $3.6 billion. Performance is calculated on a total return basis and dividends are reinvested, as reported by Frank Russell Company.
(f)The NAREIT Equity REIT Index is a market weighted total return of all tax-qualified REITs listed on the New York Stock Exchange, American Stock
  Exchange and the NASDAQ National Market System as reported by Frank Russell
  Company.
(g)The Russell 2000 Index consists of the smallest 2,000 of the 3,000 largest companies, based on market capitalization.
(h)
  S&P 500 Barra Indicies is the Standard & Poor's 500 Barra Indicies. Companies
  in each U.S. index are split into two groups based on price-to-book ratio to create growth and value indices. The Growth index contains companies with higher price-to-book ratios, while the Value index contains those with lower ratios.

The unmanaged indices described above are not available for individual investment.

PRINCIPAL PROTECTION FUNDS
PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2000
PRINCIPAL PROTECTION FUND I


                                         NUMBER OF         MARKET VALUE
                                           SHARES
                                        --------------     ---------------
COMMON STOCKS (52.1%)
AEROSPACE/DEFENSE (0.5%)
Boeing Co. ...........................         7,900             535,719
General Dynamics Corp. ...............         1,200              85,875
Goodrich (B.F.) Co. ..................           400              16,375
Lockheed Martin Corp. ................         3,700             132,645
Northrop Grumman Corp. ...............           600              50,400
                                                                 821,014
                                                           ---------------
AGRICULTURE (0.0%)
Archer-Daniels-Midland Co. ...........         4,100              45,100
                                                           ---------------
AIR FREIGHT (0.1%)
FedEx Corp. + ........................         1,700              79,662
                                                           ---------------
AIRLINES (0.1%)
AMR Corp. + ..........................         1,200              39,300
Delta Air Lines, Inc. ................           400              18,900
Southwest Airlines Co. ...............         4,300             122,550
                                                                 180,750
                                                           ---------------
ALUMINUM (0.1%)
Alcoa Inc. ...........................         5,608             160,880
                                                           ---------------
AUTO PARTS & EQUIPMENT (0.1%)
Cooper Tire & Rubber Co. .............           300               3,281
Delphi Automotive Systems Corp. ......         1,700              26,669
Genuine Parts Co. ....................         1,300              27,706
Snap-On, Inc. ........................           700              17,894
TRW, Inc. ............................         1,200              50,400
Visteon Corp. + ......................         1,597              28,247
                                                                 154,197
                                                           ---------------
AUTOMOBILES (0.2%)
Ford Motor Co. .......................        13,800             360,525
                                                           ---------------
BANKS - MAJOR REGIONAL (1.8%)
Bank of New York Co., Inc. ...........         5,600             322,350
Bank One Corp. .......................         6,900             251,850
BB&T Corp. ...........................         2,300              73,313
Comerica, Inc. .......................         1,100              66,344
Fifth Third Bancorp ..................         3,000             154,125
Firstar Corp. ........................         6,400             126,000
Fleet Boston Financial Corp. .........         5,100             193,800
Huntington Bancshares Inc. ...........         1,320              18,975
KeyCorp ..............................         1,900              46,906
Mellon Financial Corp. ...............         3,300             159,225
National City Corp. ..................         2,800              59,850
Northern Trust Corp. .................         1,300             110,987
Old Kent Financial Corp. .............           840              23,258
PNC Bank Corp. .......................         1,900             127,062
Regions Financial Corp. ..............           200               4,713
SouthTrust Corp. .....................           800              25,900
State Street Corp. ...................         1,300             162,162
Summit Bancorp .......................           800              30,000
Suntrust Banks, Inc. .................         1,900              92,744
Synovus Financial Corp. ..............         2,600              56,063
U.S. Bancorp .........................         4,600             111,262
Union Planters Corp. .................           900              30,431
                                         NUMBER OF         MARKET VALUE
                                           SHARES
                                        --------------     ---------------
BANKS - MAJOR REGIONAL (CONTINUED)
Wachovia Corp. .......................         1,200              64,800
Wells Fargo & Co. ....................        10,200             472,387
                                                               2,784,507
                                                           ---------------
BANKS - MONEY CENTER (0.8%)
Bank of America Corp. ................        10,000             480,625
Chase Manhattan Corp. (The) ..........         7,700             350,350
First Union Corp. ....................         6,000             181,875
J.P. Morgan & Co. ....................           900             148,950
                                                               1,161,800
                                                           ---------------
BEVERAGES - ALCOHOLIC (0.2%)
Anheuser-Busch Co., Inc. .............         5,100             233,325
Brown-Forman Corp. + .................           500              30,437
Coors (Adolph) Co. ...................           400              25,475
                                                                 289,237
                                                           ---------------
BEVERAGES - NON-ALCOHOLIC (0.6%)
Coca-Cola Co. (The) ..................        15,200             917,700
Coca-Cola Enterprises Inc. ...........         1,500              27,562
                                                                 945,262
                                                           ---------------
BIOTECHNOLOGY (0.4%)
Amgen, Inc. + ........................         6,000             347,625
Biogen, Inc. + .......................         1,200              72,225
MedImmune, Inc. + ....................         1,700             111,137
                                                                 530,987
                                                           ---------------
BROADCASTING - TV, RADIO & CABLE (0.3%)
Clear Channel Communications, Inc. + .         3,300             198,206
Comcast Corp. - Class A Special + ....         5,100             207,825
                                                                 406,031
                                                           ---------------
CELLULAR/WIRELESS TELECOMMUNICATIONS (0.2%)
Nextel Communications, Inc. + ........         2,300              88,406
Sprint Corp. (PCS Group) + ...........         5,700             217,313
                                                                 305,719
                                                           ---------------
CHEMICALS (0.4%)
Air Products and Chemicals, Inc. .....         1,900              70,894
Du Pont (E.I.) de Nemours ............         6,500             294,937
Eastman Chemical Co. .................         1,000              42,875
Praxair, Inc. ........................         1,500              55,875
Rohm & Haas Co. ......................           600              18,038
Union Carbide Corp. ..................         1,400              60,200
                                                                 542,819
                                                           ---------------
CHEMICALS - DIVERSIFIED (0.1%)
Engelhard Corp. ......................         2,000              41,750
FMC Corp. + ..........................           300              22,800
                                                                  64,550
                                                           ---------------
CHEMICALS - SPECIALITY (0.1%)
Ecolab, Inc. .........................         1,300              50,944
Grace (W.R.) & Co. + .................           500               1,906
Great Lakes Chemical Corp. ...........           600              20,025
International Flavors & Fragrances,
 Inc..................................         1,000              16,750
Sigma-Aldrich Corp. ..................         1,000              35,750
                                                                 125,375
                                                           ---------------
                                         NUMBER OF         MARKET VALUE
                                           SHARES
                                        --------------     ---------------
COMMUNICATIONS EQUIPMENT (1.5%)
ADC Telecommunications, Inc. + .......         7,000             149,625
Andrew Corp. + .......................         1,200              31,575
Comverse Technology, Inc. + ..........         1,000             111,750
Corning, Inc. ........................         8,200             627,300
Nortel Networks Corp. ................        18,300             832,650
QUALCOMM Inc. + ......................         4,600             299,503
Scientific-Atlanta, Inc. .............         1,400              95,813
Tellabs, Inc. + ......................         2,700             134,831
                                                               2,283,047
                                                           ---------------
COMPUTERS - HARDWARE (2.9%)
Apple Computer, Inc. + ...............         2,100              41,081
Compaq Computer Corp. ................        10,100             307,141
Dell Computer Corp. + ................        15,100             445,450
Gateway, Inc. + ......................         2,100             108,381
Hewlett-Packard Co. ..................        12,200             566,537
International Business Machines Corp.         10,800           1,063,800
NCR Corp. + ..........................         1,000              43,125
Palm, Inc. + .........................         4,273             228,873
Sun Microsystems, Inc. + .............        14,600           1,618,775
                                                               4,423,163
                                                           ---------------
COMPUTERS - NETWORKING (1.8%)
Avaya Inc. ...........................         1,900              25,531
Cabletron Systems,  Inc. + ...........         1,500              40,688
Cisco Systems, Inc. + ................        43,500           2,343,562
Network Appliance, Inc. + ............         2,900             345,100
                                                               2,754,881
                                                           ---------------
COMPUTERS - PERIPHERALS (1.3%)
EMC Corp. + ..........................        20,100           1,790,156
Seagate Technology, Inc. + ...........         1,500             104,813
                                                               1,894,969
                                                           ---------------
COMPUTERS SOFTWARE/SERVICES (3.8%)
Adobe Systems, Inc. ..................         2,000             152,125
America Online, Inc. + ...............         6,800             342,924
Autodesk, Inc. .......................           800              17,650
BMC Software, Inc. + .................         1,500              30,469
Computer Associates International,
 Inc..................................         2,300              73,313
Mercury Interactive Corp. + ..........           700              77,700
Microsoft Corp. + ....................        32,400           2,231,550
Novell, Inc. + .......................         1,800              16,200
Oracle Corp. + .......................        51,900           1,712,700
PeopleSoft, Inc. + ...................         1,600              69,825
Siebel Systems, Inc. + ...............         3,800             398,762
VERITAS Software Corp. + .............         3,700             521,758
Yahoo! Inc. + ........................         3,100             181,737
                                                               5,826,713
                                                           ---------------
CONSTRUCTION (0.0%)
Vulcan Materials Co. .................           300              12,600
                                                           ---------------
CONSUMER FINANCE (0.4%)
Capital One Financial Corp. ..........         1,100              69,437
Countrywide Credit Industries, Inc. ..         1,000              37,438
Household International, Inc. ........         3,300             166,031
                                         NUMBER OF         MARKET VALUE
                                           SHARES
                                        --------------     ---------------
CONSUMER FINANCE (CONTINUED)
MBNA Corp. ...........................         6,300             236,644
Providian Financial Corp. ............           900              93,600
                                                                 603,150
                                                           ---------------
CONTAINERS - METAL & GLASS (0.0%)
Ball Corp. ...........................           300              10,538
Owens-Illinois, Inc. + ...............           800               4,750
                                                                  15,288
                                                           ---------------
CONTAINERS/PACKAGING - PAPER (0.0%)
Bemis Co., Inc. ......................           700              18,113
Pactiv Corp. + .......................         2,000              21,000
Temple-Inland Inc. ...................           500              22,375
                                                                  61,488
                                                           ---------------
DISTRIBUTORS - FOOD & HEALTH (0.2%)
Cardinal Health, Inc. ................         1,600             151,600
McKesson HBOC, Inc. ..................         1,700              47,706
SUPERVALU, Inc. ......................         1,300              19,988
Sysco Corp. ..........................         1,900              99,156
                                                                 318,450
                                                           ---------------
ELECTRIC COMPANIES (1.1%)
Ameren Corp. .........................         1,200              47,700
American Electric Power Co., Inc. ....         2,160              89,640
Cinergy Corp. ........................         1,100              33,688
CMS Energy Corp. .....................           800              21,600
Consolidated Edison, Inc. ............         1,700              59,819
Constellation Energy Group ...........         1,200              50,025
CP&L, Inc. ...........................           700              28,219
Dominion Resources, Inc. .............         1,589              94,645
DTE Energy Co. .......................         1,300              46,962
Duke Energy Corp. ....................         2,200             190,162
Edison International Inc. ............         2,600              62,075
Entergy Corp. ........................         1,500              57,469
Exelon Corp. .........................         2,450             147,306
FirstEnergy Corp. ....................         1,600              41,400
FPL Group, Inc. ......................         1,300              85,800
GPU, Inc. ............................           700              23,144
Niagara Mohawk Holdings Inc. + .......         1,500              24,000
PG&E Corp. ...........................         2,500              67,344
Pinnacle West Capital Corp. ..........           600              26,063
PPL Corporation ......................         1,300              53,544
Public Service Enterprise Group, Inc.          1,200              49,800
Reliant Energy Inc. ..................         2,400              99,150
Southern Co. .........................         4,100             120,437
TXU Corp. ............................         1,700              63,006
Xcel Energy, Inc. ....................         2,040              52,147
                                                               1,635,145
                                                           ---------------
ELECTRICAL EQUIPMENT (2.6%)
American Power Conversion Corp. + ....         1,600              20,700
Cooper Industries, Inc. ..............         1,100              42,075
Emerson Electric Co. .................         2,400             176,250
General Electric Co. .................        60,800           3,332,600
Molex, Inc. ..........................         1,400              75,600
                                         NUMBER OF         MARKET VALUE
                                           SHARES
                                        --------------     ---------------
ELECTRICAL EQUIPMENT (CONTINUED)
Rockwell International Corp. .........           700              27,519
Sanmina Corp. + ......................         1,100             125,743
Solectron Corp. + ....................         3,900             171,600
                                                               3,972,087
                                                           ---------------
ELECTRONICS - INSTRUMENTS (0.2%)
Agilent Technologies, Inc. + .........         2,890             133,843
PerkinElmer, Inc. ....................           600              71,700
Tektronix, Inc. ......................           400              28,500
                                                                 234,043
                                                           ---------------
ELECTRONICS - SEMICONDUCTORS (2.9%)
Adaptec, Inc. + ......................         1,200              18,975
Advanced Micro Devices, Inc. + .......         3,300              74,662
Altera Corp. + .......................         3,700             151,469
Analog Devices, Inc. + ...............         3,000             195,000
Broadcom Corp. - Class A + ...........         1,300             289,087
Conexant Systems, Inc. + .............           700              18,419
Intel Corp. ..........................        41,300           1,858,500
JDS Uniphase Corp. + .................         5,800             471,975
Linear Technology Corp. ..............         2,800             180,775
LSI Logic Corp. + ....................         2,400              78,900
Maxim Integrated Products, Inc. + ....         2,300             152,519
Micron Technology, Inc. + ............         4,000             139,000
National Semiconductor Corp. + .......         1,500              39,000
Texas Instruments, Inc. ..............        10,700             524,969
Xilinx, Inc. + .......................         2,500             181,094
                                                               4,374,344
                                                           ---------------
ENTERTAINMENT (1.1%)
Time Warner, Inc. ....................         8,100             614,871
Viacom, Inc. - Class B + .............         9,372             533,033
Walt Disney Co. (The) + ..............        12,900             461,981
                                                               1,609,885
                                                           ---------------
EQUIPMENT - SEMICONDUCTORS (0.2%)
Applied Materials, Inc. + ............         4,500             239,062
KLA-Tencor Corp. + ...................         1,200              40,575
Novellus Systems, Inc. + .............           800              32,750
Teradyne, Inc. + .....................         1,100              34,375
                                                                 346,762
                                                           ---------------
FINANCIAL - DIVERSIFIED (2.3%)
American Express Co. .................        10,200             612,000
Associates First Capital Corp. .......         4,000             148,500
CIT Group, Inc. (The) ................         2,200              38,363
Citigroup Inc. .......................        27,600           1,452,450
Fannie Mae............................         6,200             477,400
Freddie Mac ..........................         2,300             138,000
Morgan Stanley Dean Witter & Co. .....         7,000             562,187
USA Education Inc. ...................         1,000              55,875
                                                               3,484,775
                                                           ---------------
FOODS (1.0%)
Campbell Soup Co. ....................         2,700              78,975
ConAgra Foods, Inc. ..................         3,200              68,400
General Mills, Inc. ..................         1,800              75,150
                                         NUMBER OF         MARKET VALUE
                                           SHARES
                                        --------------     ---------------
FOODS (CONTINUED)
Heinz (H.J.) Co. .....................         2,000              83,875
Hershey Foods Corp. ..................           600              32,588
Kellogg Co. ..........................         1,500              38,062
Nabisco Group Holdings Corp. .........         2,800              80,850
PepsiCo, Inc. ........................        13,200             639,375
Quaker Oats Co. ......................         1,000              81,562
Ralston Purina Group .................         1,900              46,075
Sara Lee Corp. .......................         5,200             112,125
Unilever NV ..........................         3,500             177,844
Wrigley (Wm.) Jr. Co. + ..............           700              55,431
                                                               1,570,312
                                                           ---------------
FOOTWEAR (0.1%)
NIKE, Inc. - Class B .................         1,700              67,894
Reebok International Ltd. + ..........           500              10,781
                                                                  78,675
                                                           ---------------
GAMING, LOTTERY, & PARI-MUTUEL (0.0%)
Harrah's Entertainment, Inc. + .......           400              11,450
                                                           ---------------
GOLD/PRECIOUS METALS MINING (0.0%)
Newmont Mining Corp. .................           700               9,494
                                                           ---------------
HARDWARE & TOOLS (0.0%)
Black & Decker Corp. .................         1,000              37,625
Stanley Works (The) ..................           800              21,300
                                                                  58,925
                                                           ---------------
HEALTH CARE - DRUGS (0.1%)
Alza Corp. + .........................           500              40,469
Watson Pharmaceuticals, Inc. + .......           700              43,794
                                                                  84,263
                                                           ---------------
HEALTH CARE - DRUGS/PHARMACUETICALS (3.3%)
Allergan, Inc. .......................           800              67,250
Eli Lilly & Co. ......................         6,900             616,687
King Pharmaceuticals, Inc. + .........         1,500              67,219
Merck & Co., Inc. ....................        14,100           1,268,119
Pfizer, Inc. .........................        48,375           2,089,195
Pharmacia Corp. ......................         8,007             440,385
Schering-Plough Corp. ................         8,600             444,513
                                                               4,993,368
                                                           ---------------
HEALTH CARE - HOSPITAL MANAGEMENT (0.2%)
HCA - The Healthcare Corp. ...........         3,200             127,800
Tenet Healthcare Corp. + .............         2,900             114,006
                                                                 241,806
                                                           ---------------
HEALTH CARE - MANAGED CARE (0.2%)
UnitedHealth Group Inc. ..............         1,500             164,063
Wellpoint Health Networks, Inc. + ....           700              81,856
                                                                 245,919
                                                           ---------------
HEALTH CARE - MEDICAL PRODUCTS/SUPPLIES (0.7%)
Bard (C.R.) Inc. .....................           700              29,313
Bausch & Lomb, Inc. ..................           400              15,425
Baxter International, Inc. ...........         1,900             156,156
Becton, Dickinson & Co. ..............         1,500              50,250
Biomet, Inc. .........................         1,500              54,281
Boston Scientific Corp. + ............         3,000              47,813
                                         NUMBER OF         MARKET VALUE
                                           SHARES
                                        --------------     ---------------
HEALTH CARE - MEDICAL PRODUCTS/SUPPLIES (CONTINUED)
Guidant Corp. + ......................         2,000             105,875
Medtronic, Inc. + ....................         7,300             396,481
PE Corp-PE Biosystems Group ..........         1,700             198,900
St. Jude Medical, Inc. + .............           600              33,000
                                                               1,087,494
                                                           ---------------
HEALTH CARE - SPECIAL SERVICES (0.0%)
HEALTHSOUTH Corp. + ..................         2,200              26,400
                                                           ---------------
HEALTH CARE DIVERSIFIED (1.7%)
Abbott Laboratories ..................         9,500             501,719
American Home Products Corp. .........         8,000             508,000
Bristol-Myers Squibb Co. .............        12,100             737,344
Johnson & Johnson ....................         8,500             783,062
                                                               2,530,125
                                                           ---------------
HOMEBUILDING (0.0%)
Centex Corp. .........................           700              25,900
Kaufman & Broad Home Corp. ...........           300               8,925
Pulte Corp. ..........................           400              13,325
                                                                  48,150
                                                           ---------------
HOUSEHOLD FURNISHINGS & APPLIANCES (0.0%)
Maytag Corp. .........................           600              17,175
Whirlpool Corp. ......................           800              34,800
                                                                  51,975
                                                           ---------------
HOUSEHOLD PRODUCTS - NON-DURABLE (0.5%)
Clorox Co. ...........................         1,600              71,400
Colgate-Palmolive Co. ................         3,700             217,412
Fort James Corp. .....................         1,100              36,231
Kimberly-Clark Corp. .................         3,200             211,200
Procter & Gamble Co. .................         3,900             278,606
                                                                 814,849
                                                           ---------------
HOUSEWARES (0.0%)
Fortune Brands, Inc. .................         1,000              29,437
Tupperware Corp. .....................           500               8,563
                                                                  38,000
                                                           ---------------
INSURANCE - LIFE/HEALTH (0.3%)
AFLAC, Inc. ..........................         2,300             168,044
American General Corp. ...............         1,500             120,750
Jefferson-Pilot Corp. ................           800              55,000
Lincoln National Corp. ...............         1,500              72,562
Torchmark Corp. ......................         1,300              43,306
UnumProvident Corp. ..................         1,400              39,550
                                                                 499,212
                                                           ---------------
INSURANCE - MULTI-LINE (1.3%)
American International Group, Inc. ...        17,700           1,734,600
CIGNA Corp. ..........................         1,300             158,535
Hartford Financial Services Group,
 Inc..................................         1,700             126,544
                                                               2,019,679
                                                           ---------------
INSURANCE - PROPERTY/CASUALTY (0.4%)
Allstate Corp. (The) .................         4,400             177,100
Chubb Corp. ..........................         1,400             118,212
Cincinnati Financial Corp. ...........         1,000              36,750
                                         NUMBER OF         MARKET VALUE
                                           SHARES
                                        --------------     ---------------
INSURANCE - PROPERTY/CASUALTY (CONTINUED)
MBIA, Inc. ...........................           600              43,613
MGIC Investment Corp. ................         1,000              68,125
Progressive Corp. ....................           500              49,125
St. Paul Co., Inc. ...................         1,400              71,750
                                                                 564,675
                                                           ---------------
INSURANCE BROKERS (0.2%)
Aon Corp. ............................         1,500              62,156
Marsh & McLennan Co., Inc. ...........         1,900             248,425
                                                                 310,581
                                                           ---------------
INVESTMENT BANKING/BROKERAGE (0.6%)
Bear Stearns Co., Inc. (The) .........           705              42,740
Charles Schwab Corp. .................         8,350             293,294
Lehman Brothers Holdings Inc. ........         2,200             141,900
Merrill Lynch & Co., Inc. ............         4,500             315,000
Paine Webber Group Inc. ..............         1,400              99,750
                                                                 892,684
                                                           ---------------
INVESTMENT MANAGEMENT (0.1%)
Franklin Resources, Inc. .............         1,800              77,112
Stilwell Financial, Inc. .............         1,600              71,700
T. Rowe Price & Associates ...........         1,100              51,494
                                                                 200,306
                                                           ---------------
LEISURE TIME - PRODUCTS (0.1%)
Brunswick Corp. ......................           900              17,494
Harley-Davidson, Inc. ................         2,500             120,469
Hasbro, Inc. .........................           700               7,525
                                                                 145,488
                                                           ---------------
LODGING - HOTELS (0.1%)
Carnival Corp. .......................         1,800              44,663
Hilton Hotels Corp. ..................         2,800              26,600
Marriott International, Inc. .........         1,900              76,950
                                                                 148,213
                                                           ---------------
MACHINERY - DIVERSIFIED (0.2%)
Caterpillar, Inc. ....................         2,100              73,631
Deere & Co. ..........................         1,900              69,944
Dover Corp. ..........................         1,700              72,144
Ingersoll-Rand Co. ...................         1,200              45,300
Timken Co. ...........................           500               7,031
                                                                 268,050
                                                           ---------------
MANUFACTURING - DIVERSIFIED (0.9%)
Crane Co. ............................           700              18,331
Danaher Corp. ........................         1,000              63,125
Eaton Corp. ..........................           700              47,644
Honeywell International Inc. .........         2,400             129,150
Illinois Tool Works, Inc. ............         1,200              66,675
ITT Industries, Inc. .................         1,100              35,819
Johnson Controls, Inc. ...............           900              53,662
Minnesota Mining and Manufacturing Co.
 (3M).................................         2,200             212,575
National Service Industries, Inc. ....           400               8,175
Parker-Hannifin Corp. ................           900              37,237
PPG Industries Inc. ..................           800              35,700
                                         NUMBER OF         MARKET VALUE
                                           SHARES
                                        --------------     ---------------
MANUFACTURING - DIVERSIFIED (CONTINUED)
Textron, Inc. ........................         1,200              60,525
Thermo Electron Corp. + ..............           900              26,100
Tyco International Ltd. ..............        10,063             570,449
                                                               1,365,167
                                                           ---------------
MANUFACTURING - SPECIALIZED (0.2%)
Avery Dennison Corp. .................           700              35,350
Briggs & Stratton Corp. ..............           200               7,138
Millipore Corp. ......................           400              21,000
Pall Corp. ...........................         1,300              28,031
Sealed Air Corp. + ...................           300              14,437
United Technologies Corp. ............         3,600             251,325
                                                                 357,281
                                                           ---------------
METALS MINING (0.0%)
Phelps Dodge Corp. ...................           700              32,725
                                                           ---------------
MISCELLANEOUS METALS (0.0%)
Barrick Gold Corp. ...................         1,400              18,725
Inco Ltd. + ..........................         1,300              20,069
Placer Dome, Inc. ....................         1,900              15,437
                                                                  54,231
                                                           ---------------
NATURAL GAS - DISTRIBUTION - PIPE LINE (0.6%)
Coastal Corp. (The) ..................         1,200              90,525
Dynegy Inc. ..........................         2,800             129,675
Eastern Enterprises ..................           200              12,875
El Paso Energy Corp. .................         1,400              87,762
Enron Corp. ..........................         5,700             467,756
KeySpan Energy Corp. .................           900              31,669
NICOR, Inc. ..........................           500              17,656
ONEOK, Inc. ..........................           300              11,888
Peoples Energy Corp. .................           200               6,875
Sempra Energy ........................         1,200              24,825
Williams Co., Inc. (The) .............         1,300              54,356
                                                                 935,862
                                                           ---------------
OIL (0.7%)
Royal Dutch Petroleum Co. ............        16,400             973,750
                                                           ---------------
OIL & GAS - DRILLING & EQUIPMENT (0.4%)
Baker Hughes Inc. ....................         2,200              75,625
Halliburton Co. ......................         2,700             100,068
Nabors Industries, Inc. + ............         1,000              50,900
Rowan Co., Inc. + ....................         1,300              32,744
Schlumberger, Ltd. ...................         4,400             334,950
Transocean Sedco Forex Inc. ..........         1,400              74,200
                                                                 668,487
                                                           ---------------
OIL & GAS - EXPLORATION/PRODUCTION (0.3%)
Anadarko Petroleum Corp. .............         1,947             124,705
Apache Corp. .........................           800              44,250
Burlington Resources, Inc. ...........         1,400              50,400
Devon Energy Corp. ...................         1,100              55,440
Kerr-McGee Corp. .....................           900              58,781
Unocal Corp. .........................         1,900              64,838
                                                                 398,414
                                                           ---------------
                                         NUMBER OF         MARKET VALUE
                                           SHARES
                                        --------------     ---------------
OIL & GAS - REFINING & MARKETING (0.1%)
Ashland Inc. .........................           800              26,200
Sunoco, Inc. .........................         1,300              38,919
Tosco Corp. ..........................         1,900              54,387
                                                                 119,506
                                                           ---------------
OIL - DOMESTIC INTEGRATED (0.3%)
Amerada Hess Corp. ...................           900              55,800
Conoco Inc. - Class B ................         5,100             138,656
Occidental Petroleum Corp. ...........         3,400              67,575
Phillips Petroleum Co. ...............         2,400             148,200
USX-Marathon Group ...................         2,900              78,844
                                                                 489,075
                                                           ---------------
OIL - INTERNATIONAL INTEGRATED (2.2%)
Chevron Corp. ........................         4,000             328,500
Exxon Mobil Corp. ....................        32,100           2,862,919
Texaco, Inc. .........................         3,200             189,000
                                                               3,380,419
                                                           ---------------
PAPER & FOREST PRODUCTS (0.2%)
Boise Cascade Corp. ..................           500              14,344
Georgia-Pacific Corp. ................           800              21,500
International Paper Co. ..............         1,400              51,275
Louisiana-Pacific Corp. ..............         1,400              11,900
Mead Corp. ...........................           500              14,469
Potlatch Corp. .......................           300              10,050
Westvaco Corp. .......................           900              25,650
Weyerhaeuser Co. .....................         1,300              61,018
Willamette Industries, Inc. ..........           500              18,156
                                                                 228,362
                                                           ---------------
PERSONAL CARE (0.1%)
Alberto-Culver Co. - Class B .........           500              16,781
Avon Products, Inc. ..................         1,500              72,750
Gillette Co. .........................         3,500             122,063
                                                                 211,594
                                                           ---------------
PHOTOGRAPHY/IMAGING (0.0%)
Eastman Kodak Co. ....................         1,300              58,338
                                                           ---------------
POWER PRODUCERS - INDEPENDENT (0.1%)
AES Corp. + ..........................         2,700             152,550
                                                           ---------------
PUBLISHING (0.1%)
Harcourt General, Inc. ...............           700              39,235
McGraw-Hill Co., Inc. (The) ..........         1,200              77,025
Meredith Corp. .......................           400              12,700
                                                                 128,960
                                                           ---------------
PUBLISHING - NEWSPAPERS (0.2%)
Dow Jones & Co., Inc. ................           500              29,438
Gannett Co., Inc. ....................         1,700              98,600
Knight-Ridder, Inc. ..................           900              45,225
New York Times Co. ...................         1,100              40,425
Tribune Co. ..........................         1,441              53,407
                                                                 267,095
                                                           ---------------
RAILROADS (0.1%)
Burlington Northern Santa Fe Corp. ...         2,800              74,375
Norfolk Southern Corp. ...............         1,100              15,538
                                         NUMBER OF         MARKET VALUE
                                           SHARES
                                        --------------     ---------------
RAILROADS (CONTINUED)
Union Pacific Corp. ..................         1,100              51,562
                                                                 141,475
                                                           ---------------
RESTAURANTS (0.2%)
Darden Restaurants, Inc. .............         1,400              31,500
McDonald's Corp. .....................         7,300             226,300
Starbucks Corp. + ....................         1,200              53,625
Wendy's International, Inc. ..........         1,300              28,275
                                                                 339,700
                                                           ---------------
RETAIL - BUILDING SUPPLIES (0.4%)
Home Depot, Inc. .....................        13,600             584,800
Sherwin-Williams Co. .................         1,600              34,700
                                                                 619,500
                                                           ---------------
RETAIL - COMPUTERS & ELECTRONICS (0.1%)
Best Buy Co., Inc. + .................         1,700              85,319
Circuit City Stores - Circuit City
 Group................................         1,200              15,900
RadioShack Corp. .....................         1,500              89,437
                                                                 190,656
                                                           ---------------
RETAIL - DEPARTMENT STORES (0.2%)
Federated Department Stores, Inc. + ..           800              26,050
Kohl's Corp. + .......................         2,100             113,794
May Department Stores Co. ............         2,000              52,500
Nordstrom, Inc. ......................           800              13,150
Sears, Roebuck & Co. .................         2,800              83,244
                                                                 288,738
                                                           ---------------
RETAIL - GENERAL MERCHANDISE CHAIN (1.0%)
Costco Wholesale Corp. + .............         2,900             106,212
Target Corp. .........................         5,400             149,175
Wal-Mart Stores, Inc. ................        27,400           1,243,275
                                                               1,498,662
                                                           ---------------
RETAIL - SPECIALITY (0.1%)
AutoZone, Inc. + .....................         1,600              42,900
Bed Bath & Beyond, Inc. + ............         1,200              30,975
Office Depot, Inc. + .................         2,800              23,275
Staples, Inc. + ......................         1,500              21,375
Tiffany & Co. ........................           900              38,419
Toys "R" Us, Inc. + ..................           100               1,719
                                                                 158,663
                                                           ---------------
RETAIL SPECIALITY - APPAREL (0.1%)
The Limited, Inc. ....................         2,400              60,600
TJX Companies, Inc. ..................         1,800              49,050
                                                                 109,650
                                                           ---------------
RETAIL STORES - DRUG STORE (0.2%)
CVS Corp. ............................         1,100              58,231
Longs Drug Stores Corp. ..............           300               6,563
Walgreen Co. .........................         5,600             255,500
                                                                 320,294
                                                           ---------------
RETAIL STORES - FOOD CHAINS (0.2%)
Albertson's, Inc. ....................         2,600              61,587
Kroger Co. (The) + ...................         4,800             108,300
Safeway, Inc. + ......................         3,200             175,000
                                                                 344,887
                                                           ---------------
                                         NUMBER OF         MARKET VALUE
                                           SHARES
                                        --------------     ---------------
SAVINGS & LOAN COMPANIES (0.2%)
Charter One Financial, Inc. ..........         1,890              43,352
Golden West Financial Corp. ..........         1,600              89,700
Washington Mutual Financial Corp. ....         3,500             154,000
                                                                 287,052
                                                           ---------------
SERVICES - ADVERTISING/MARKETING (0.1%)
Interpublic Group of Co., Inc. (The) .         1,800              77,288
Omnicom Group, Inc. ..................         1,000              92,250
                                                                 169,538
                                                           ---------------
SERVICES - COMMERCIAL & CONSUMER (0.1%)
Convergys Corp. + ....................         1,300              56,631
H&R Block, Inc. ......................           900              32,119
IMS Health, Inc. .....................         1,900              44,888
                                                                 133,638
                                                           ---------------
SERVICES - COMPUTER SYSTEMS (0.2%)
Computer Sciences Corp. + ............           900              56,700
Electronic Data Systems Corp. ........         3,000             140,812
Sapient Corp. + ......................         1,000              35,563
                                                                 233,075
                                                           ---------------
SERVICES - DATA PROCESSING (0.4%)
Automatic Data Processing, Inc. ......         3,600             235,125
Ceridian Corp. + .....................           800              20,000
Equifax, Inc. ........................           600              20,700
First Data Corp. .....................         2,600             130,325
Paychex, Inc. ........................         3,000             170,062
                                                                 576,212
                                                           ---------------
SPECIALITY PRINTING (0.0%)
Deluxe Corp. .........................           600              13,538
RR Donnelley & Sons Co. ..............         1,300              27,950
                                                                  41,488
                                                           ---------------
STEEL (0.0%)
Allegheny Technologies Inc. ..........           900              18,225
Nucor Corp. ..........................           800              27,750
USX-US Steel Group, Inc. .............         1,100              17,531
                                                                  63,506
                                                           ---------------
TELEPHONE (1.7%)
ALLTEL Corp. .........................         1,300              83,769
BellSouth Corp. ......................        11,500             555,594
CenturyTel, Inc. .....................           400              15,400
Qwest Communications International
 Inc. + ..............................         4,963             241,326
SBC Communications, Inc. .............        20,800           1,199,900
Verizon Communications ...............         8,360             483,312
                                                               2,579,301
                                                           ---------------
TELEPHONE LONG DISTANCE (0.4%)
AT&T Corp. ...........................        11,600             268,975
Global Crossing Ltd. + ...............         5,700             134,663
WorldCom, Inc. + .....................         8,850             210,187
                                                                 613,825
                                                           ---------------
TEXTILES - APPAREL (0.1%)
Liz Claiborne, Inc. ..................           700              29,750
Russell Corp. ........................           400               6,400
                                         NUMBER OF         MARKET VALUE
                                           SHARES
                                        --------------     ---------------
TEXTILES - APPAREL (CONTINUED)
VF Corp. .............................         1,100              30,044
                                                                  66,194
                                                           ---------------
TEXTILES - HOME FURNISHINGS (0.0%)
Springs Industries, Inc. - Class A ...           200               4,713
                                                           ---------------
TOBACCO (0.4%)
Philip Morris Co. Inc. ...............        13,900             509,087
UST, Inc. ............................           500              12,625
                                                                 521,712
                                                           ---------------
TRUCKERS (0.0%)
Ryder System, Inc. ...................           700              13,825
                                                           ---------------
TRUCKS & PARTS (0.0%)
Cummins Engine Co., Inc. .............           500              17,000
PACCAR, Inc. .........................           800              33,650
                                                                  50,650
                                                           ---------------
WASTE MANAGEMENT (0.1%)
Waste Management, Inc. ...............         3,500              70,000
TOTAL COMMON STOCKS                                           79,008,068
 (COST $64,866,077)
                                                           ---------------
PREFERRED STOCKS (0.1%)
Seagram Co. Ltd. (Entertainment) .....         2,900             165,663
TOTAL PREFERRED STOCKS (COST $162,627)                           165,663
                                                           ---------------
                                         PRINCIPAL
                                           AMOUNT
                                        --------------
LONG-TERM BONDS AND NOTES (45.0%)
Federal National Mortgage Assoc.,Zero
 Coupon,08/16/04......................  $  8,133,000           6,390,749
U.S. Treasury Note,Zero
 Coupon,08/15/04......................    77,051,000          61,841,132
TOTAL LONG-TERM BONDS AND NOTES                               68,231,881
 (COST $67,198,213)
                                                           ---------------
SHORT-TERM INVESTMENTS (3.0%)
Federal National Mortgage
 Assoc.,6.45%,11/01/00................     4,234,000           4,234,000
U.S. Treasury Bill,5.95%,11/09/00 @ ..       400,000             399,471
TOTAL SHORT-TERM INVESTMENTS                                   4,633,471
 (COST $4,633,471)
                                                           ---------------
TOTAL INVESTMENTS
 (COST $136,860,388)(A)                                      152,039,083
OTHER ASSETS LESS LIABILITIES                                   (339,598  )
                                                           ---------------
TOTAL NET ASSETS                                            $151,699,485
                                                           ---------------


    See Notes to Portfolio of Investments.                                    11

PRINCIPAL PROTECTION FUNDS
PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2000
PRINCIPAL PROTECTION FUND I (CONTINUED)

12 See Notes to Portfolio of Investments.

    See Notes to Portfolio of Investments.                                    13

PRINCIPAL PROTECTION FUNDS
PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2000
PRINCIPAL PROTECTION FUND I (CONTINUED)

14 See Notes to Portfolio of Investments.

    See Notes to Portfolio of Investments.                                    15

PRINCIPAL PROTECTION FUNDS
PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2000
PRINCIPAL PROTECTION FUND I (CONTINUED)

16 See Notes to Portfolio of Investments.

NOTES TO PORTFOLIO OF INVESTMENTS
(a) The cost of investments for federal income tax purposes amounts to
$143,031,169. Unrealized gains and losses, based on identified tax cost at
October 31, 2000, are as follows:
Unrealized gains............................            $ 13,396,407
Unrealized losses...........................             (4,388,493)
                                              ----------------------
 Net unrealized gain........................            $  9,007,914
                                              ======================



Information concerning open futures contracts at October 31, 2000 is shown below:
                                       NOTIONAL
                          NO. OF        MARKET      EXPIRATION     UNREALIZED
                         CONTRACTS      VALUE          DATE        GAIN/(LOSS)
                        -----------  ------------  ------------  ---------------
    LONG CONTRACTS
----------------------
S&P 500 Index Futures.      12        $4,320,600      Dec 00       $  133,774
                                     ===========                 ============


+ Non-income producing security.
@ Security pledged to cover initial margin requirements on open futures contracts at October 31, 2000.

Category percentages are based on net assets.

    See Notes to Financial Statements.                                        17

PRINCIPAL PROTECTION FUNDS
PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2000
PRINCIPAL PROTECTION FUND II


                                          NUMBER OF        MARKET VALUE
                                           SHARES
                                         -------------     ---------------
COMMON STOCKS (43.0%)
AEROSPACE/DEFENSE (0.5%)
Boeing Co. ............................        5,300             359,406
General Dynamics Corp. ................          800              57,250
Goodrich (B.F.) Co. ...................          600              24,563
Lockheed Martin Corp. .................        2,100              75,285
Northrop Grumman Corp. ................          400              33,600
                                                                 550,104
                                                           ---------------
AGRICULTURE (0.0%)
Archer-Daniels-Midland Co. ............        3,045              33,495
                                                           ---------------
AIR FREIGHT (0.1%)
FedEx Corp. + .........................        1,400              65,604
                                                           ---------------
AIRLINES (0.1%)
AMR Corp. + ...........................          700              22,925
Delta Air Lines, Inc. .................          200               9,450
Southwest Airlines Co. ................        2,500              71,250
                                                                 103,625
                                                           ---------------
ALUMINUM (0.1%)
Alcoa Inc. ............................        3,548             101,783
                                                           ---------------
AUTO PARTS & EQUIPMENT (0.1%)
Cooper Tire & Rubber Co. ..............          200               2,187
Dana Corp. ............................          500              11,094
Delphi Automotive Systems Corp. .......        1,100              17,256
Genuine Parts Co. .....................          800              17,050
Snap-On, Inc. .........................          400              10,225
TRW, Inc. .............................          700              29,400
Visteon Corp. + .......................        1,073              18,979
                                                                 106,191
                                                           ---------------
AUTOMOBILES (0.2%)
Ford Motor Co. ........................        9,300             242,963
                                                           ---------------
BANKS - MAJOR REGIONAL (1.5%)
Bank of New York Co., Inc. ............        3,600             207,225
Bank One Corp. ........................        4,400             160,600
BB&T Corp. ............................        1,500              47,812
Comerica, Inc. ........................          600              36,188
Fifth Third Bancorp ...................        1,900              97,612
Firstar Corp. .........................        3,700              72,844
Fleet Boston Financial Corp. ..........        3,200             121,600
KeyCorp ...............................        1,100              27,156
Mellon Financial Corp. ................        1,900              91,675
National City Corp. ...................        2,300              49,162
Northern Trust Corp. ..................          800              68,300
Old Kent Financial Corp. ..............          525              14,536
PNC Bank Corp. ........................        1,200              80,250
Regions Financial Corp. ...............          100               2,356
SouthTrust Corp. ......................          900              29,138
State Street Corp. ....................          900             112,266
Summit Bancorp ........................          400              15,000
Suntrust Banks, Inc. ..................        1,200              58,575
Synovus Financial Corp. ...............        1,500              32,344
U.S. Bancorp ..........................        2,900              70,144
Union Planters Corp. ..................          800              27,050
                                          NUMBER OF        MARKET VALUE
                                           SHARES
                                         -------------     ---------------
BANKS - MAJOR REGIONAL (CONTINUED)
Wachovia Corp. ........................        1,000              54,000
Wells Fargo & Co. .....................        6,500             301,031
                                                               1,776,864
                                                           ---------------
BANKS - MONEY CENTER (0.6%)
Bank of America Corp. .................        6,400             307,600
Chase Manhattan Corp. (The) ...........        4,850             220,675
First Union Corp. .....................        3,900             118,219
J.P. Morgan & Co. .....................          600              99,300
                                                                 745,794
                                                           ---------------
BEVERAGES - ALCOHOLIC (0.2%)
Anheuser-Busch Co., Inc. ..............        3,400             155,550
Brown-Forman Corp. + ..................          300              18,262
Coors (Adolph) Co. ....................          200              12,738
                                                                 186,550
                                                           ---------------
BEVERAGES - NON-ALCOHOLIC (0.5%)
Coca-Cola Co. (The) ...................        9,700             585,637
Coca-Cola Enterprises Inc. ............        1,000              18,375
                                                                 604,012
                                                           ---------------
BIOTECHNOLOGY (0.3%)
Amgen, Inc. + .........................        3,800             220,162
Biogen, Inc. + ........................          500              30,094
MedImmune, Inc. + .....................        1,100              71,913
                                                                 322,169
                                                           ---------------
BROADCASTING - TV, RADIO & CABLE (0.2%)
Clear Channel Communications, Inc. + ..        2,400             144,150
Comcast Corp. - Class A Special + .....        3,200             130,400
                                                                 274,550
                                                           ---------------
BUILDING MATERIALS GROUP (0.0%)
Armstrong Holdings, Inc. ..............          200                 575
                                                           ---------------
CELLULAR/WIRELESS TELECOMMUNICATIONS (0.2%)
Nextel Communications, Inc. + .........        1,400              53,813
Sprint Corp. (PCS Group) + ............        3,600             137,250
                                                                 191,063
                                                           ---------------
CHEMICALS (0.3%)
Air Products and Chemicals, Inc. ......          800              29,850
Du Pont (E.I.) de Nemours .............        4,100             186,037
Eastman Chemical Co. ..................          600              25,725
Praxair, Inc. .........................          900              33,525
Rohm & Haas Co. .......................          400              12,025
Union Carbide Corp. ...................          500              21,500
                                                                 308,662
                                                           ---------------
CHEMICALS - DIVERSIFIED (0.0%)
Engelhard Corp. .......................          400               8,350
FMC Corp. + ...........................          200              15,200
                                                                  23,550
                                                           ---------------
CHEMICALS - SPECIALITY (0.1%)
Ecolab, Inc. ..........................          700              27,431
Grace (W.R.) & Co. + ..................          300               1,144
Great Lakes Chemical Corp. ............          300              10,013
International Flavors & Fragrances,
 Inc...................................          600              10,050
                                          NUMBER OF        MARKET VALUE
                                           SHARES
                                         -------------     ---------------
CHEMICALS - SPECIALITY (CONTINUED)
Sigma-Aldrich Corp. ...................          600              21,450
                                                                  70,088
                                                           ---------------
COMMUNICATIONS EQUIPMENT (1.2%)
ADC Telecommunications, Inc. + ........        3,900              83,362
Andrew Corp. + ........................          200               5,263
Comverse Technology, Inc. + ...........          700              78,225
Corning, Inc. .........................        5,200             397,800
Nortel Networks Corp. .................       11,700             532,350
QUALCOMM Inc. + .......................        2,900             188,817
Scientific-Atlanta, Inc. ..............        1,000              68,437
Tellabs, Inc. + .......................        1,700              84,894
                                                               1,439,148
                                                           ---------------
COMPUTERS - HARDWARE (2.4%)
Apple Computer, Inc. + ................        1,300              25,431
Compaq Computer Corp. .................        6,400             194,624
Dell Computer Corp. + .................       10,100             297,950
Gateway, Inc. + .......................        1,300              67,093
Hewlett-Packard Co. ...................        7,800             362,213
International Business Machines Corp. .        6,900             679,650
NCR Corp. + ...........................          600              25,875
Palm, Inc. + ..........................        2,483             132,996
Sun Microsystems, Inc. + ..............        9,300           1,031,137
                                                               2,816,969
                                                           ---------------
COMPUTERS - NETWORKING (1.5%)
Avaya Inc. ............................        1,200              16,125
Cabletron Systems,  Inc. + ............        1,000              27,125
Cisco Systems, Inc. + .................       27,800           1,497,725
Network Appliance, Inc. + .............        1,700             202,300
                                                               1,743,275
                                                           ---------------
COMPUTERS - PERIPHERALS (1.0%)
EMC Corp. + ...........................       12,800           1,140,000
Seagate Technology, Inc. + ............        1,100              76,862
                                                               1,216,862
                                                           ---------------
COMPUTERS SOFTWARE/SERVICES (3.2%)
Adobe Systems, Inc. ...................        1,200              91,275
America Online, Inc. + ................        4,300             216,849
Autodesk, Inc. ........................          300               6,619
BMC Software, Inc. + ..................        1,000              20,313
Computer Associates International, Inc.        1,400              44,625
Mercury Interactive Corp. + ...........          500              55,500
Microsoft Corp. + .....................       20,700           1,425,712
Oracle Corp. + ........................       33,200           1,095,600
PeopleSoft, Inc. + ....................        1,200              52,369
Siebel Systems, Inc. + ................        2,400             251,850
Unisys Corp. + ........................          800              10,200
VERITAS Software Corp. + ..............        2,400             338,437
Yahoo! Inc. + .........................        2,100             123,112
                                                               3,732,461
                                                           ---------------
CONSTRUCTION (0.0%)
Vulcan Materials Co. ..................          200               8,400
                                                           ---------------
                                          NUMBER OF        MARKET VALUE
                                           SHARES
                                         -------------     ---------------
CONSUMER FINANCE (0.3%)
Capital One Financial Corp. ...........          700              44,187
Countrywide Credit Industries, Inc. ...          600              22,463
Household International, Inc. .........        2,400             120,750
MBNA Corp. ............................        4,100             154,006
Providian Financial Corp. .............          500              52,000
                                                                 393,406
                                                           ---------------
CONTAINERS - METAL & GLASS (0.0%)
Ball Corp. ............................          200               7,025
Owens-Illinois, Inc. + ................        1,000               5,938
                                                                  12,963
                                                           ---------------
CONTAINERS/PACKAGING - PAPER (0.0%)
Bemis Co., Inc. .......................          400              10,350
Pactiv Corp. + ........................        1,100              11,550
Temple-Inland Inc. ....................          300              13,425
                                                                  35,325
                                                           ---------------
DISTRIBUTORS - FOOD & HEALTH (0.2%)
Cardinal Health, Inc. .................        1,000              94,750
McKesson HBOC, Inc. ...................        1,100              30,869
SUPERVALU, Inc. .......................          700              10,762
Sysco Corp. ...........................        1,200              62,625
                                                                 199,006
                                                           ---------------
ELECTRIC COMPANIES (0.9%)
Ameren Corp. ..........................          700              27,825
American Electric Power Co., Inc. .....        1,320              54,780
Cinergy Corp. .........................          700              21,438
CMS Energy Corp. ......................          500              13,500
Consolidated Edison, Inc. .............        1,200              42,225
Constellation Energy Group ............          700              29,181
CP&L, Inc. ............................          700              28,219
Dominion Resources, Inc. ..............          904              53,844
DTE Energy Co. ........................          700              25,288
Duke Energy Corp. .....................        1,400             121,012
Edison International Inc. .............        1,300              31,038
Entergy Corp. .........................        1,000              38,312
Exelon Corp. ..........................        1,500              90,187
FirstEnergy Corp. .....................        1,300              33,638
FPL Group, Inc. .......................          900              59,400
GPU, Inc. .............................          500              16,531
Niagara Mohawk Holdings Inc. + ........          900              14,400
PG&E Corp. ............................        1,500              40,406
Pinnacle West Capital Corp. ...........          400              17,375
PPL Corp. .............................          600              24,713
Public Service Enterprise Group, Inc. .        1,000              41,500
Reliant Energy Inc. ...................        1,600              66,100
Southern Co. ..........................        2,200              64,625
TXU Corp. .............................        1,100              40,769
Xcel Energy, Inc. .....................        1,675              42,817
                                                               1,039,123
                                                           ---------------
ELECTRICAL EQUIPMENT (2.2%)
American Power Conversion Corp. + .....        1,000              12,938
Cooper Industries, Inc. ...............          600              22,950
                                          NUMBER OF        MARKET VALUE
                                           SHARES
                                         -------------     ---------------
ELECTRICAL EQUIPMENT (CONTINUED)
Emerson Electric Co. ..................        1,500             110,156
General Electric Co. ..................       38,900           2,132,206
Molex, Inc. ...........................          675              36,450
Rockwell International Corp. ..........          400              15,725
Sanmina Corp. + .......................          700              80,019
Solectron Corp. + .....................        2,100              92,400
Thomas & Betts Corp. ..................          200               3,025
                                                               2,505,869
                                                           ---------------
ELECTRONICS - INSTRUMENTS (0.1%)
Agilent Technologies, Inc. + ..........        1,802              83,455
PerkinElmer, Inc. .....................          200              23,900
Tektronix, Inc. .......................          300              21,375
                                                                 128,730
                                                           ---------------
ELECTRONICS - SEMICONDUCTORS (2.4%)
Advanced Micro Devices, Inc. + ........        1,800              40,725
Altera Corp. + ........................        2,500             102,344
Analog Devices, Inc. + ................        1,900             123,500
Broadcom Corp. - Class A + ............          900             200,137
Conexant Systems, Inc. + ..............          600              15,788
Intel Corp. ...........................       26,400           1,188,000
JDS Uniphase Corp. + ..................        3,700             301,087
Linear Technology Corp. ...............        1,800             116,212
LSI Logic Corp. + .....................        1,500              49,313
Maxim Integrated Products, Inc. + .....        1,500              99,469
Micron Technology, Inc. + .............        2,500              86,875
National Semiconductor Corp. + ........          700              18,200
Texas Instruments, Inc. ...............        6,800             333,625
Xilinx, Inc. + ........................        1,600             115,900
                                                               2,791,175
                                                           ---------------
ENTERTAINMENT (0.9%)
Time Warner, Inc. .....................        5,200             394,732
Viacom, Inc. - Class B + ..............        6,000             341,250
Walt Disney Co. (The) + ...............        8,200             293,662
                                                               1,029,644
                                                           ---------------
EQUIPMENT - SEMICONDUCTORS (0.2%)
Applied Materials, Inc. + .............        3,000             159,375
KLA-Tencor Corp. + ....................          900              30,431
Novellus Systems, Inc. + ..............          500              20,469
Teradyne, Inc. + ......................          700              21,875
                                                                 232,150
                                                           ---------------
FINANCIAL - DIVERSIFIED (1.9%)
American Express Co. ..................        6,500             390,000
Associates First Capital Corp. ........        2,500              92,812
Citigroup Inc. ........................       17,600             926,200
Fannie Mae.............................        4,000             308,000
Freddie Mac ...........................        1,300              78,000
Morgan Stanley Dean Witter & Co. ......        4,400             353,375
USA Education Inc. ....................          900              50,288
                                                               2,198,675
                                                           ---------------
FOODS (0.8%)
Campbell Soup Co. .....................        1,700              49,725
                                          NUMBER OF        MARKET VALUE
                                           SHARES
                                         -------------     ---------------
FOODS (CONTINUED)
ConAgra Foods, Inc. ...................        2,000              42,750
General Mills, Inc. ...................        1,100              45,925
Heinz (H.J.) Co. ......................        1,300              54,519
Hershey Foods Corp. ...................          400              21,725
Kellogg Co. ...........................        1,000              25,375
Nabisco Group Holdings Corp. ..........        1,700              49,088
PepsiCo, Inc. .........................        8,400             406,875
Quaker Oats Co. .......................          400              32,625
Ralston Purina Group ..................        1,200              29,100
Sara Lee Corp. ........................        3,300              71,156
Unilever NV ...........................        2,200             111,787
Wrigley (Wm.) Jr. Co. + ...............          400              31,675
                                                                 972,325
                                                           ---------------
FOOTWEAR (0.0%)
NIKE, Inc. - Class B ..................        1,100              43,931
                                                           ---------------
GAMING, LOTTERY, & PARI-MUTUEL (0.0%)
Harrah's Entertainment, Inc. + ........          400              11,450
                                                           ---------------
HARDWARE & TOOLS (0.0%)
Black & Decker Corp. ..................          600              22,575
Stanley Works (The) ...................          500              13,313
                                                                  35,888
                                                           ---------------
HEALTH CARE - DRUGS (0.0%)
Alza Corp. + ..........................          300              24,281
Watson Pharmaceuticals, Inc. + ........          400              25,025
                                                                  49,306
                                                           ---------------
HEALTH CARE - DRUGS/PHARMACUETICALS (2.7%)
Allergan, Inc. ........................          600              50,437
Eli Lilly & Co. .......................        4,400             393,250
King Pharmaceuticals, Inc. + ..........        1,000              44,813
Merck & Co., Inc. .....................        9,000             809,437
Pfizer, Inc. ..........................       30,875           1,333,414
Pharmacia Corp. .......................        5,070             278,850
Schering-Plough Corp. .................        5,700             294,619
                                                               3,204,820
                                                           ---------------
HEALTH CARE - HOSPITAL MANAGEMENT (0.1%)
HCA - The Healthcare Corp. ............        2,000              79,875
Tenet Healthcare Corp. + ..............        1,600              62,900
                                                                 142,775
                                                           ---------------
HEALTH CARE - MANAGED CARE (0.1%)
UnitedHealth Group Inc. ...............          900              98,438
Wellpoint Health Networks, Inc. + .....          400              46,775
                                                                 145,213
                                                           ---------------
HEALTH CARE - MEDICAL PRODUCTS/SUPPLIES (0.6%)
Bard (C.R.) Inc. ......................          400              16,750
Bausch & Lomb, Inc. ...................          400              15,425
Baxter International, Inc. ............        1,200              98,625
Becton, Dickinson & Co. ...............          700              23,450
Biomet, Inc. ..........................          900              32,569
Boston Scientific Corp. + .............        1,800              28,687
Guidant Corp. + .......................        1,100              58,231
Medtronic, Inc. + .....................        4,700             255,269
                                          NUMBER OF        MARKET VALUE
                                           SHARES
                                         -------------     ---------------
HEALTH CARE - MEDICAL PRODUCTS/SUPPLIES (CONTINUED)
PE Corp-PE Biosystems Group ...........        1,100             128,700
St. Jude Medical, Inc. + ..............          400              22,000
                                                                 679,706
                                                           ---------------
HEALTH CARE - SPECIAL SERVICES (0.0%)
HEALTHSOUTH Corp. + ...................        1,600              19,200
                                                           ---------------
HEALTH CARE DIVERSIFIED (1.4%)
Abbott Laboratories ...................        6,100             322,156
American Home Products Corp. ..........        5,100             323,850
Bristol-Myers Squibb Co. ..............        7,700             469,219
Johnson & Johnson .....................        5,400             497,475
                                                               1,612,700
                                                           ---------------
HOMEBUILDING (0.0%)
Kaufman & Broad Home Corp. ............          200               5,950
Pulte Corp. ...........................          200               6,663
                                                                  12,613
                                                           ---------------
HOUSEHOLD FURNISHINGS & APPLIANCES (0.0%)
Maytag Corp. ..........................          100               2,863
Whirlpool Corp. .......................          200               8,700
                                                                  11,563
                                                           ---------------
HOUSEHOLD PRODUCTS - NON-DURABLE (0.4%)
Clorox Co. ............................        1,000              44,625
Colgate-Palmolive Co. .................        2,000             117,520
Fort James Corp. ......................          700              23,056
Kimberly-Clark Corp. ..................        1,900             125,400
Procter & Gamble Co. ..................        2,600             185,738
                                                                 496,339
                                                           ---------------
HOUSEWARES (0.0%)
Fortune Brands, Inc. ..................          300               8,831
Tupperware Corp. ......................          500               8,563
                                                                  17,394
                                                           ---------------
INSURANCE - LIFE/HEALTH (0.3%)
AFLAC, Inc. ...........................        1,400             102,287
American General Corp. ................          900              72,450
Jefferson-Pilot Corp. .................          500              34,375
Lincoln National Corp. ................        1,200              58,050
Torchmark Corp. .......................          700              23,319
UnumProvident Corp. ...................          900              25,425
                                                                 315,906
                                                           ---------------
INSURANCE - MULTI-LINE (1.1%)
American International Group, Inc. ....       11,300           1,107,400
CIGNA Corp. ...........................          900             109,755
Hartford Financial Services Group, Inc.        1,200              89,325
                                                               1,306,480
                                                           ---------------
INSURANCE - PROPERTY/CASUALTY (0.3%)
Allstate Corp. (The) ..................        2,800             112,700
Chubb Corp. ...........................          800              67,550
Cincinnati Financial Corp. ............          700              25,725
MBIA, Inc. ............................          300              21,806
MGIC Investment Corp. .................          700              47,687
Progressive Corp. .....................          300              29,475
                                          NUMBER OF        MARKET VALUE
                                           SHARES
                                         -------------     ---------------
INSURANCE - PROPERTY/CASUALTY (CONTINUED)
SAFECO Corp. ..........................          600              14,513
St. Paul Co., Inc. ....................          600              30,750
                                                                 350,206
                                                           ---------------
INSURANCE BROKERS (0.2%)
Aon Corp. .............................          800              33,150
Marsh & McLennan Co., Inc. ............        1,200             156,900
                                                                 190,050
                                                           ---------------
INVESTMENT BANKING/BROKERAGE (0.5%)
Bear Stearns Co., Inc. (The) ..........          500              30,312
Charles Schwab Corp. ..................        5,150             180,894
Lehman Brothers Holdings Inc. .........        1,400              90,300
Merrill Lynch & Co., Inc. .............        3,000             210,000
Paine Webber Group Inc. ...............          800              57,000
                                                                 568,506
                                                           ---------------
INVESTMENT MANAGEMENT (0.1%)
Franklin Resources, Inc. ..............        1,200              51,408
Stilwell Financial, Inc. ..............        1,000              44,812
T. Rowe Price & Associates ............          700              32,769
                                                                 128,989
                                                           ---------------
LEISURE TIME - PRODUCTS (0.1%)
Brunswick Corp. .......................          500               9,719
Harley-Davidson, Inc. .................        1,500              72,281
Hasbro, Inc. ..........................        1,100              11,825
                                                                  93,825
                                                           ---------------
LODGING - HOTELS (0.1%)
Carnival Corp. ........................        1,200              29,775
Hilton Hotels Corp. ...................        1,700              16,150
Marriott International, Inc. ..........        1,000              40,500
                                                                  86,425
                                                           ---------------
MACHINERY - DIVERSIFIED (0.1%)
Caterpillar, Inc. .....................        1,300              45,581
Deere & Co. ...........................        1,100              40,494
Dover Corp. ...........................        1,000              42,438
Ingersoll-Rand Co. ....................          800              30,200
Timken Co. ............................          400               5,625
                                                                 164,338
                                                           ---------------
MANUFACTURING - DIVERSIFIED (0.8%)
Crane Co. .............................          400              10,475
Danaher Corp. .........................          600              37,875
Eaton Corp. ...........................          400              27,225
Honeywell International Inc. ..........        1,600              86,100
Illinois Tool Works, Inc. .............          800              44,450
ITT Industries, Inc. ..................          600              19,538
Johnson Controls, Inc. ................          400              23,850
Minnesota Mining and Manufacturing Co.
 (3M)..................................        1,600             154,600
National Service Industries, Inc. .....          200               4,088
Parker-Hannifin Corp. .................          500              20,688
PPG Industries Inc. ...................          500              22,312
Textron, Inc. .........................          700              35,306
Thermo Electron Corp. + ...............          400              11,600
                                          NUMBER OF        MARKET VALUE
                                           SHARES
                                         -------------     ---------------
MANUFACTURING - DIVERSIFIED (CONTINUED)
Tyco International Ltd. ...............        6,675             378,409
                                                                 876,516
                                                           ---------------
MANUFACTURING - SPECIALIZED (0.2%)
Avery Dennison Corp. ..................          600              30,300
Briggs & Stratton Corp. ...............          100               3,569
Millipore Corp. .......................          300              15,750
Pall Corp. ............................        1,000              21,562
Sealed Air Corp. + ....................          200               9,625
United Technologies Corp. .............        2,300             160,569
                                                                 241,375
                                                           ---------------
MISCELLANEOUS METALS (0.0%)
Barrick Gold Corp. ....................          900              12,038
Inco Ltd. + ...........................          900              13,894
Placer Dome, Inc. .....................        2,100              17,062
                                                                  42,994
                                                           ---------------
NATURAL GAS - DISTRIBUTION - PIPE LINE (0.5%)
Coastal Corp. (The) ...................          900              67,894
Dynegy Inc. ...........................        1,800              83,362
El Paso Energy Corp. ..................          800              50,150
Enron Corp. ...........................        3,600             295,425
KeySpan Energy Corp. ..................          800              28,150
NICOR, Inc. ...........................          300              10,594
Peoples Energy Corp. ..................          100               3,438
Sempra Energy .........................          600              12,412
Williams Co., Inc. (The) ..............          800              33,450
                                                                 584,875
                                                           ---------------
OIL (0.5%)
Royal Dutch Petroleum Co. .............       10,500             623,437
                                                           ---------------
OIL & GAS - DRILLING & EQUIPMENT (0.4%)
Baker Hughes Inc. .....................        1,400              48,125
Halliburton Co. .......................        1,700              63,006
Nabors Industries, Inc. + .............          600              30,540
Rowan Co., Inc. + .....................          700              17,631
Schlumberger, Ltd. ....................        2,800             213,150
Transocean Sedco Forex Inc. ...........          800              42,400
                                                                 414,852
                                                           ---------------
OIL & GAS - EXPLORATION/PRODUCTION (0.2%)
Anadarko Petroleum Corp. ..............        1,219              78,077
Apache Corp. ..........................          500              27,656
Burlington Resources, Inc. ............          600              21,600
Devon Energy Corp. ....................          700              35,280
Kerr-McGee Corp. ......................          600              39,188
Unocal Corp. ..........................        1,200              40,950
                                                                 242,751
                                                           ---------------
OIL & GAS - REFINING & MARKETING (0.1%)
Ashland Inc. ..........................          400              13,100
Sunoco, Inc. ..........................          800              23,950
Tosco Corp. ...........................          800              22,900
                                                                  59,950
                                                           ---------------
OIL - DOMESTIC INTEGRATED (0.3%)
Amerada Hess Corp. ....................          600              37,200
                                          NUMBER OF        MARKET VALUE
                                           SHARES
                                         -------------     ---------------
OIL - DOMESTIC INTEGRATED (CONTINUED)
Conoco Inc. - Class B .................        3,100              84,281
Occidental Petroleum Corp. ............        2,400              47,700
Phillips Petroleum Co. ................        1,400              86,450
USX-Marathon Group ....................        1,800              48,938
                                                                 304,569
                                                           ---------------
OIL - INTERNATIONAL INTEGRATED (1.9%)
Chevron Corp. .........................        2,600             213,525
Exxon Mobil Corp. .....................       20,500           1,828,344
Texaco, Inc. ..........................        2,000             118,125
                                                               2,159,994
                                                           ---------------
PAPER & FOREST PRODUCTS (0.2%)
Boise Cascade Corp. ...................          500              14,344
Georgia-Pacific Corp. .................          500              13,438
International Paper Co. ...............          900              32,962
Louisiana-Pacific Corp. ...............          800               6,800
Mead Corp. ............................          400              11,575
Potlatch Corp. ........................          200               6,700
Westvaco Corp. ........................          600              17,100
Weyerhaeuser Co. ......................        1,100              51,631
Willamette Industries, Inc. ...........          600              21,788
                                                                 176,338
                                                           ---------------
PERSONAL CARE (0.1%)
Alberto-Culver Co. - Class B ..........          300              10,069
Avon Products, Inc. ...................        1,000              48,500
Gillette Co. ..........................        2,200              76,725
                                                                 135,294
                                                           ---------------
PHOTOGRAPHY/IMAGING (0.0%)
Eastman Kodak Co. .....................          800              35,900
Polaroid Corp. ........................          100               1,006
                                                                  36,906
                                                           ---------------
POWER PRODUCERS - INDEPENDENT (0.1%)
AES Corp. + ...........................        1,700              96,050
                                                           ---------------
PUBLISHING (0.1%)
Harcourt General, Inc. ................          300              16,815
McGraw-Hill Co., Inc. (The) ...........          700              44,931
Meredith Corp. ........................          200               6,350
                                                                  68,096
                                                           ---------------
PUBLISHING - NEWSPAPERS (0.1%)
Dow Jones & Co., Inc. .................          300              17,662
Gannett Co., Inc. .....................        1,100              63,800
Knight-Ridder, Inc. ...................          500              25,125
New York Times Co. ....................          900              33,075
Tribune Co. ...........................          861              31,911
                                                                 171,573
                                                           ---------------
RAILROADS (0.1%)
Burlington Northern Santa Fe Corp. ....        1,600              42,500
CSX Corp. .............................          100               2,531
Norfolk Southern Corp. ................          700               9,888
Union Pacific Corp. ...................          600              28,125
                                                                  83,044
                                                           ---------------
                                          NUMBER OF        MARKET VALUE
                                           SHARES
                                         -------------     ---------------
RESTAURANTS (0.2%)
Darden Restaurants, Inc. ..............          800              18,000
McDonald's Corp. ......................        5,100             158,100
Starbucks Corp. + .....................          800              35,750
Wendy's International, Inc. ...........          700              15,225
                                                                 227,075
                                                           ---------------
RETAIL - BUILDING SUPPLIES (0.4%)
Home Depot, Inc. ......................        9,100             391,300
Sherwin-Williams Co. ..................          900              19,519
                                                                 410,819
                                                           ---------------
RETAIL - COMPUTERS & ELECTRONICS (0.1%)
Best Buy Co., Inc. + ..................        1,100              55,206
Circuit City Stores - Circuit City
 Group.................................          800              10,600
RadioShack Corp. ......................          800              47,700
                                                                 113,506
                                                           ---------------
RETAIL - DEPARTMENT STORES (0.2%)
Federated Department Stores, Inc. + ...          500              16,281
Kohl's Corp. + ........................        1,300              70,444
May Department Stores Co. .............        1,300              34,125
Nordstrom, Inc. .......................          800              13,150
Sears, Roebuck & Co. ..................        1,800              53,514
                                                                 187,514
                                                           ---------------
RETAIL - GENERAL MERCHANDISE CHAIN (0.8%)
Costco Wholesale Corp. + ..............        1,800              65,925
Target Corp. ..........................        3,700             102,213
Wal-Mart Stores, Inc. .................       17,500             794,062
                                                                 962,200
                                                           ---------------
RETAIL - SPECIALITY (0.1%)
AutoZone, Inc. + ......................          900              24,131
Bed Bath & Beyond, Inc. + .............          800              20,650
Office Depot, Inc. + ..................        1,100               9,144
Staples, Inc. + .......................        1,200              17,100
Tiffany & Co. .........................          600              25,612
Toys "R" Us, Inc. + ...................          100               1,719
                                                                  98,356
                                                           ---------------
RETAIL SPECIALITY - APPAREL (0.1%)
The Limited, Inc. .....................        2,100              53,025
TJX Companies, Inc. ...................        1,100              29,975
                                                                  83,000
                                                           ---------------
RETAIL STORES - DRUG STORE (0.2%)
CVS Corp. .............................        1,000              52,938
Longs Drug Stores Corp. ...............          200               4,375
Walgreen Co. ..........................        4,000             182,500
                                                                 239,813
                                                           ---------------
RETAIL STORES - FOOD CHAINS (0.2%)
Albertson's, Inc. .....................        1,700              40,269
Kroger Co. (The) + ....................        3,500              78,969
Safeway, Inc. + .......................        1,700              92,968
                                                                 212,206
                                                           ---------------
SAVINGS & LOAN COMPANIES (0.2%)
Charter One Financial, Inc. ...........        1,155              26,493
Golden West Financial Corp. ...........        1,000              56,062
                                          NUMBER OF        MARKET VALUE
                                           SHARES
                                         -------------     ---------------
SAVINGS & LOAN COMPANIES (CONTINUED)
Washington Mutual Financial Corp. .....        2,200              96,800
                                                                 179,355
                                                           ---------------
SERVICES - ADVERTISING/MARKETING (0.1%)
Interpublic Group of Co., Inc. (The) ..        1,200              51,525
Omnicom Group, Inc. ...................          700              64,575
                                                                 116,100
                                                           ---------------
SERVICES - COMMERCIAL & CONSUMER (0.1%)
Convergys Corp. + .....................          800              34,850
H&R Block, Inc. .......................          500              17,844
IMS Health, Inc. ......................        1,200              28,350
                                                                  81,044
                                                           ---------------
SERVICES - COMPUTER SYSTEMS (0.1%)
Computer Sciences Corp. + .............          800              50,400
Electronic Data Systems Corp. .........        1,900              89,181
Sapient Corp. + .......................          600              21,338
                                                                 160,919
                                                           ---------------
SERVICES - DATA PROCESSING (0.3%)
Automatic Data Processing, Inc. .......        2,200             143,687
Ceridian Corp. + ......................          500              12,500
Equifax, Inc. .........................          500              17,250
First Data Corp. ......................        1,700              85,213
Paychex, Inc. .........................        2,100             119,044
                                                                 377,694
                                                           ---------------
SPECIALITY PRINTING (0.0%)
Deluxe Corp. ..........................          300               6,769
RR Donnelley & Sons Co. ...............          700              15,050
                                                                  21,819
                                                           ---------------
STEEL (0.0%)
Allegheny Technologies Inc. ...........          600              12,150
Nucor Corp. ...........................          500              17,344
                                                                  29,494
                                                           ---------------
TELEPHONE (1.4%)
ALLTEL Corp. ..........................          800              51,550
BellSouth Corp. .......................        7,400             357,512
CenturyTel, Inc. ......................          300              11,550
Qwest Communications International Inc.
 +.....................................        3,196             155,406
SBC Communications, Inc. ..............       13,300             767,244
Verizon Communications ................        5,300             306,406
                                                               1,649,668
                                                           ---------------
TELEPHONE LONG DISTANCE (0.3%)
AT&T Corp. ............................        7,355             170,544
Global Crossing Ltd. + ................        3,600              85,050
WorldCom, Inc. + ......................        5,600             133,000
                                                                 388,594
                                                           ---------------
TEXTILES - APPAREL (0.0%)
Liz Claiborne, Inc. ...................          400              17,000
Russell Corp. .........................          200               3,200
VF Corp. ..............................          700              19,119
                                                                  39,319
                                                           ---------------
TEXTILES - HOME FURNISHINGS (0.0%)
Springs Industries, Inc. - Class A ....          100               2,356
                                                           ---------------
                                          NUMBER OF        MARKET VALUE
                                           SHARES
                                         -------------     ---------------
TOBACCO (0.3%)
Philip Morris Co. Inc. ................        8,900             325,962
UST, Inc. .............................          300               7,575
                                                                 333,537
                                                           ---------------
TRUCKERS (0.0%)
Ryder System, Inc. ....................          400               7,900
                                                           ---------------
TRUCKS & PARTS (0.0%)
PACCAR, Inc. ..........................          500              21,031
                                                           ---------------
WASTE MANAGEMENT (0.0%)
Waste Management, Inc. ................        2,200              44,000
                                                           ---------------
TOTAL COMMON STOCKS (COST $43,874,703)                        50,196,704
                                                           ---------------


PREFERRED STOCKS (0.1%)
Seagram Co. Ltd. (Entertainment) ......        1,700              97,113
TOTAL PREFERRED STOCKS (COST $95,354)                             97,113
                                                           ---------------
                                          PRINCIPAL
                                           AMOUNT
                                         -------------
LONG-TERM BONDS AND NOTES (54.4%)
U.S. Treasury Note,Zero Coupon,11/15/04  $80,459,000          63,471,691
TOTAL LONG-TERM BONDS AND NOTES                               63,471,691
 (COST $61,846,311)
                                                           ---------------
SHORT-TERM INVESTMENTS (2.7%)
Federal National Mortgage
 Assoc.,6.45%,11/01/00.................    2,775,000           2,775,000
U.S. Treasury Bill,5.95%,11/09/00 @ ...      300,000             299,603
TOTAL SHORT-TERM INVESTMENTS                                   3,074,603
 (COST $3,074,603)
                                                           ---------------
TOTAL INVESTMENTS (COST
 $108,890,971)(A)                                            116,840,111
OTHER ASSETS LESS LIABILITIES                                   (196,458  )
                                                           ---------------
TOTAL NET ASSETS                                            $116,643,653
                                                           ---------------


18 See Notes to Portfolio of Investments.

    See Notes to Portfolio of Investments.                                    19

PRINCIPAL PROTECTION FUNDS
PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2000
PRINCIPAL PROTECTION FUND II (CONTINUED)

20 See Notes to Portfolio of Investments.

    See Notes to Portfolio of Investments.                                    21

PRINCIPAL PROTECTION FUNDS
PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2000
PRINCIPAL PROTECTION FUND II (CONTINUED)

22 See Notes to Portfolio of Investments.

    See Notes to Portfolio of Investments.                                    23

PRINCIPAL PROTECTION FUNDS
PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2000
PRINCIPAL PROTECTION FUND II (CONTINUED)

NOTES TO PORTFOLIO OF INVESTMENTS
(a) The cost of investments for federal income tax purposes amounts to
$114,381,116. Unrealized gains and losses, based on identified tax cost at
October 31, 2000, are as follows:
Unrealized gains............................            $  4,304,046
Unrealized losses...........................             (1,845,051)
                                              ----------------------
 Net unrealized gain........................            $  2,458,995
                                              ======================


Information concerning open futures contracts at October 31, 2000 is shown below:
                                       NOTIONAL
                          NO. OF        MARKET      EXPIRATION     UNREALIZED
                         CONTRACTS      VALUE          DATE        GAIN/(LOSS)
                        -----------  ------------  ------------  ---------------
    LONG CONTRACTS
----------------------
S&P 500 Index Futures.       8        $2,880,400      Dec 00        $  90,050
                                     ===========                 ============


+ Non-income producing security.
@ Security pledged to cover initial margin requirements on open futures contracts at October 31, 2000.

Category percentages are based on net assets.

24 See Notes to Financial Statements.

PRINCIPAL PROTECTION FUNDS
PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2000
PRINCIPAL PROTECTION FUND III


                                            NUMBER OF          MARKET
                                             SHARES             VALUE
                                           -------------     -------------
COMMON STOCKS (55.7%)
AEROSPACE/DEFENSE (0.6%)
Boeing Co. ..............................        5,800       $   393,312
General Dynamics Corp. ..................          800            57,250
Goodrich (B.F.) Co. .....................          200             8,188
Lockheed Martin Corp. ...................        2,900           103,965
Northrop Grumman Corp. ..................          400            33,600
                                                                 596,315
                                                             -------------
AGRICULTURE (0.0%)
Archer-Daniels-Midland Co. ..............        3,360            36,960
                                                             -------------
AIR FREIGHT (0.1%)
FedEx Corp. + ...........................        1,200            56,232
                                                             -------------
AIRLINES (0.1%)
AMR Corp. ...............................          700            22,925
Delta Air Lines, Inc. ...................          300            14,175
Southwest Airlines Co. ..................        2,600            74,100
                                                                 111,200
                                                             -------------
ALUMINUM (0.1%)
Alcoa Inc. ..............................        3,500           100,406
                                                             -------------
AUTO PARTS & EQUIPMENT (0.1%)
Cooper Tire & Rubber Co. ................          200             2,187
Delphi Automotive Systems Corp. .........        1,200            18,825
Genuine Parts Co. .......................          700            14,919
Snap-On, Inc. ...........................          400            10,225
TRW, Inc. ...............................          600            25,200
Visteon Corp. + .........................        1,152            20,376
                                                                  91,732
                                                             -------------
AUTOMOBILES (0.3%)
Ford Motor Co. ..........................        9,500           248,187
                                                             -------------
BANKS - MAJOR REGIONAL (2.0%)
Bank of New York Co., Inc. ..............        4,000           230,250
Bank One Corp. ..........................        5,000           182,500
BB&T Corp. ..............................        1,600            51,000
Comerica, Inc. ..........................          800            48,250
Fifth Third Bancorp .....................        2,050           105,319
Firstar Corp. ...........................        4,100            80,719
Fleet Boston Financial Corp. ............        3,500           133,000
KeyCorp .................................        1,300            32,094
Mellon Financial Corp. ..................        1,900            91,675
National City Corp. .....................        2,500            53,438
Northern Trust Corp. ....................          900            76,837
Old Kent Financial Corp. ................          735            20,350
PNC Bank Corp. ..........................        1,200            80,250
SouthTrust Corp. ........................          600            19,425
State Street Corp. ......................          900           112,266
Summit Bancorp ..........................          800            30,000
Suntrust Banks, Inc. ....................        1,300            63,456
Synovus Financial Corp. .................        1,200            25,875
U.S. Bancorp ............................        3,200            77,400
Union Planters Corp. ....................          800            27,050
                                            NUMBER OF          MARKET
                                             SHARES             VALUE
                                           -------------     -------------
BANKS - MAJOR REGIONAL (CONTINUED)
Wachovia Corp. ..........................        1,100       $    59,400
Wells Fargo & Co. .......................        7,100           328,819
                                                               1,929,373
                                                             -------------
BANKS - MONEY CENTER (0.8%)
Bank of America Corp. ...................        7,000           336,437
Chase Manhattan Corp. (The) .............        5,300           241,150
First Union Corp. .......................        4,200           127,313
J.P. Morgan & Co. .......................          600            99,300
                                                                 804,200
                                                             -------------
BEVERAGES - ALCOHOLIC (0.2%)
Anheuser-Busch Co., Inc. ................        3,500           160,125
Brown-Forman Corp. ......................          200            12,175
Coors (Adolph) Co. ......................          200            12,737
                                                                 185,037
                                                             -------------
BEVERAGES - NON-ALCOHOLIC (0.7%)
Coca-Cola Co. (The) .....................       10,700           646,012
Coca-Cola Enterprises Inc. ..............          900            16,538
                                                                 662,550
                                                             -------------
BIOTECHNOLOGY (0.4%)
Amgen, Inc. + ...........................        4,400           254,925
Biogen, Inc. + ..........................          900            54,169
MedImmune, Inc. + .......................        1,400            91,525
                                                                 400,619
                                                             -------------
BROADCASTING - TV, RADIO & CABLE (0.3%)
Clear Channel Communications, Inc. + ....        2,300           138,144
Comcast Corp. - Class A Special + .......        3,500           142,625
                                                                 280,769
                                                             -------------
CELLULAR/WIRELESS TELECOMMUNICATIONS (0.2%)
Nextel Communications, Inc. + ...........        1,600            61,500
Sprint Corp. (PCS Group) + ..............        4,000           152,500
                                                                 214,000
                                                             -------------
CHEMICALS (0.3%)
Air Products and Chemicals, Inc. ........        1,000            37,313
Du Pont (E.I.) de Nemours ...............        4,200           190,575
Eastman Chemical Co. ....................          600            25,725
Praxair, Inc. ...........................          800            29,800
Rohm & Haas Co. .........................          500            15,031
Union Carbide Corp. .....................          700            30,100
                                                                 328,544
                                                             -------------
CHEMICALS - DIVERSIFIED (0.0%)
Engelhard Corp. .........................        1,400            29,225
FMC Corp. + .............................          100             7,600
                                                                  36,825
                                                             -------------
CHEMICALS - SPECIALITY (0.1%)
Ecolab, Inc. ............................          600            23,512
Grace (W.R.) & Co. + ....................          300             1,144
Great Lakes Chemical Corp. ..............          300            10,013
International Flavors & Fragrances, Inc.           500             8,375
Sigma-Aldrich Corp. .....................          500            17,875
                                                                  60,919
                                                             -------------
                                            NUMBER OF          MARKET
                                             SHARES             VALUE
                                           -------------     -------------
COMMUNICATIONS EQUIPMENT (1.6%)
ADC Telecommunications, Inc. + ..........        4,300       $    91,912
Andrew Corp. + ..........................          500            13,156
Comverse Technology, Inc. + .............          700            78,225
Corning, Inc. ...........................        5,700           436,050
Nortel Networks Corp. ...................       12,800           582,400
QUALCOMM Inc. + .........................        3,100           201,839
Scientific-Atlanta, Inc. ................        1,000            68,438
Tellabs, Inc. + .........................        1,800            89,888
                                                               1,561,908
                                                             -------------
COMPUTERS - HARDWARE (3.1%)
Apple Computer, Inc. + ..................        1,700            33,256
Compaq Computer Corp. ...................        7,000           212,870
Dell Computer Corp. + ...................       11,100           327,450
Gateway, Inc. + .........................        1,400            72,254
Hewlett-Packard Co. .....................        8,600           399,363
International Business Machines Corp. ...        7,600           748,600
NCR Corp. + .............................          500            21,563
Palm, Inc. + ............................        2,831           151,635
Sun Microsystems, Inc. + ................       10,200         1,130,925
                                                               3,097,916
                                                             -------------
COMPUTERS - NETWORKING (2.0%)
Avaya Inc. ..............................        1,300            17,469
Cabletron Systems,  Inc. + ..............        1,000            27,125
Cisco Systems, Inc. + ...................       30,500         1,643,187
Network Appliance, Inc. + ...............        2,000           238,000
                                                               1,925,781
                                                             -------------
COMPUTERS - PERIPHERALS (1.4%)
EMC Corp. + .............................       14,100         1,255,781
Seagate Technology, Inc. + ..............        1,100            76,863
                                                               1,332,644
                                                             -------------
COMPUTERS SOFTWARE/SERVICES (4.2%)
Adobe Systems, Inc. .....................        1,600           121,700
America Online, Inc. + ..................        4,700           237,021
Autodesk, Inc. ..........................          400             8,825
BMC Software, Inc. + ....................        1,000            20,313
Computer Associates International, Inc. .        1,600            51,000
Mercury Interactive Corp. + .............          600            66,600
Microsoft Corp. + .......................       22,700         1,563,462
Novell, Inc. + ..........................        1,300            11,700
Oracle Corp. + ..........................       36,400         1,201,200
PeopleSoft, Inc. + ......................        1,300            56,733
Siebel Systems, Inc. + ..................        2,700           283,331
VERITAS Software Corp. + ................        2,600           366,641
Yahoo! Inc. + ...........................        2,300           134,837
                                                               4,123,363
                                                             -------------
CONSTRUCTION (0.0%)
Vulcan Materials Co. ....................          500            21,000
                                                             -------------
CONSUMER FINANCE (0.4%)
Capital One Financial Corp. .............          900            56,812
Countrywide Credit Industries, Inc. .....          600            22,463
Household International, Inc. ...........        2,300           115,719
                                            NUMBER OF          MARKET
                                             SHARES             VALUE
                                           -------------     -------------
CONSUMER FINANCE (CONTINUED)
MBNA Corp. ..............................        4,400       $   165,275
Providian Financial Corp. ...............          600            62,400
                                                                 422,669
                                                             -------------
CONTAINERS - METAL & GLASS (0.0%)
Ball Corp. ..............................          100             3,513
Owens-Illinois, Inc. + ..................          800             4,750
                                                                   8,263
                                                             -------------
CONTAINERS/PACKAGING - PAPER (0.0%)
Bemis Co., Inc. .........................          400            10,350
Pactiv Corp. + ..........................          900             9,450
Temple-Inland Inc. ......................          500            22,375
                                                                  42,175
                                                             -------------
DISTRIBUTORS - FOOD & HEALTH (0.2%)
Cardinal Health, Inc. ...................        1,100           104,225
McKesson HBOC, Inc. .....................        1,200            33,675
SUPERVALU, Inc. .........................          600             9,225
Sysco Corp. .............................        1,300            67,844
                                                                 214,969
                                                             -------------
ELECTRIC COMPANIES (1.1%)
Ameren Corp. ............................          600            23,850
American Electric Power Co., Inc. .......        1,500            62,250
Cinergy Corp. ...........................          800            24,500
Consolidated Edison, Inc. ...............        1,000            35,188
Constellation Energy Group ..............          700            29,181
CP&L, Inc. ..............................          800            32,250
Dominion Resources, Inc. ................        1,200            71,475
DTE Energy Co. ..........................          600            21,675
Duke Energy Corp. .......................        1,500           129,656
Edison International Inc. ...............        1,800            42,975
Entergy Corp. ...........................        1,000            38,313
Exelon Corp. ............................        1,875           112,734
FirstEnergy Corp. .......................        1,100            28,463
FPL Group, Inc. .........................          700            46,200
GPU, Inc. ...............................          800            26,450
PG&E Corp. ..............................        2,000            53,875
Pinnacle West Capital Corp. .............          400            17,375
PPL Corporation .........................          700            28,831
Public Service Enterprise Group, Inc. ...        1,100            45,650
Reliant Energy Inc. .....................        1,600            66,100
Southern Co. ............................        2,400            70,500
TXU Corp. ...............................        1,400            51,888
Xcel Energy, Inc. .......................        1,830            46,779
                                                               1,106,158
                                                             -------------
ELECTRICAL EQUIPMENT (2.8%)
American Power Conversion Corp. + .......        1,000            12,938
Cooper Industries, Inc. .................          500            19,125
Emerson Electric Co. ....................        1,900           139,531
General Electric Co. ....................       42,600         2,335,012
Molex, Inc. .............................        1,000            54,000
Rockwell International Corp. ............          900            35,381
Sanmina Corp. + .........................          800            91,450
                                            NUMBER OF          MARKET
                                             SHARES             VALUE
                                           -------------     -------------
ELECTRICAL EQUIPMENT (CONTINUED)
Solectron Corp. + .......................        2,300       $   101,200
                                                               2,788,637
                                                             -------------
ELECTRONICS - COMPONENT DIST. (0.0%)
Grainger (W.W.), Inc. ...................          400            12,775
                                                             -------------
ELECTRONICS - INSTRUMENTS (0.1%)
Agilent Technologies, Inc. + ............        2,040            94,477
Perkin Elmer, Inc. ......................          100            11,950
Tektronix, Inc. .........................          200            14,250
                                                                 120,677
                                                             -------------
ELECTRONICS - SEMICONDUCTORS (3.1%)
Adaptec, Inc. + .........................          800            12,650
Advanced Micro Devices, Inc. + ..........        2,600            58,825
Altera Corp. + ..........................        2,600           106,437
Analog Devices, Inc. + ..................        2,100           136,500
Broadcom Corp. - Class A + ..............        1,000           222,375
Conexant Systems, Inc. + ................          700            18,419
Intel Corp. .............................       28,900         1,300,500
JDS Uniphase Corp. + ....................        4,000           325,500
Linear Technology Corp. .................        1,800           116,212
LSI Logic Corp. + .......................        1,600            52,600
Maxim Integrated Products, Inc. + .......        1,900           125,994
Micron Technology, Inc. + ...............        2,800            97,300
National Semiconductor Corp. + ..........        1,100            28,600
Texas Instruments, Inc. .................        7,500           367,969
Xilinx, Inc. + ..........................        1,700           123,144
                                                               3,093,025
                                                             -------------
ENGINEERING & CONSTRUCTION (0.0%)
Fluor Corp. .............................          400            14,000
                                                             -------------
ENTERTAINMENT (1.1%)
Time Warner, Inc. .......................        5,700           432,687
Viacom, Inc. - Class B + ................        6,500           369,687
Walt Disney Co. (The) ...................        9,000           322,313
                                                               1,124,687
                                                             -------------
EQUIPMENT - SEMICONDUCTORS (0.3%)
Applied Materials, Inc. + ...............        3,500           185,938
KLA-Tencor Corp. + ......................          900            30,431
Novellus Systems, Inc. + ................          700            28,656
Teradyne, Inc. + ........................          900            28,125
                                                                 273,150
                                                             -------------
FINANCIAL - DIVERSIFIED (2.5%)
American Express Co. ....................        7,100           426,000
Associates First Capital Corp. ..........        3,000           111,375
Citigroup Inc. ..........................       19,400         1,020,925
Fannie Mae...............................        4,100           315,700
Freddie Mac .............................        1,600            96,000
Moody's Corp. ...........................          800            21,050
Morgan Stanley Dean Witter & Co. ........        4,900           393,531
USA Education Inc. ......................          900            50,288
                                                               2,434,869
                                                             -------------
FOODS (1.1%)
Campbell Soup Co. .......................        1,900            55,575
                                            NUMBER OF          MARKET
                                             SHARES             VALUE
                                           -------------     -------------
FOODS (CONTINUED)
ConAgra Foods, Inc. .....................        2,200       $    47,025
General Mills, Inc. .....................          800            33,400
Heinz (H.J.) Co. ........................        1,400            58,712
Hershey Foods Corp. .....................          800            43,450
Kellogg Co. .............................        1,100            27,913
Nabisco Group Holdings Corp. ............        1,900            54,862
PepsiCo, Inc. ...........................        9,200           445,625
Quaker Oats Co. .........................          700            57,094
Ralston Purina Group ....................        1,500            36,375
Sara Lee Corp. ..........................        3,700            79,781
Unilever NV .............................        2,400           121,950
Wrigley (Wm.) Jr. Co. ...................          500            39,594
                                                               1,101,356
                                                             -------------
FOOTWEAR (0.1%)
NIKE, Inc. - Class B ....................        1,200            47,925
                                                             -------------
GAMING, LOTTERY, & PARI-MUTUEL (0.0%)
Harrah's Entertainment, Inc. + ..........          600            17,175
                                                             -------------
HARDWARE & TOOLS (0.0%)
Black & Decker Corp. ....................          500            18,812
Stanley Works (The) .....................          500            13,313
                                                                  32,125
                                                             -------------
HEALTH CARE - DRUGS (0.1%)
Alza Corp. + ............................          500            40,469
Watson Pharmaceuticals, Inc. + ..........          500            31,281
                                                                  71,750
                                                             -------------
HEALTH CARE - DRUGS/PHARMACUETICALS (3.6%)
Allergan, Inc. ..........................          600            50,438
Eli Lilly & Co. .........................        4,900           437,937
King Pharmaceuticals, Inc. + ............        1,100            49,294
Merck & Co., Inc. .......................        9,900           890,381
Pfizer, Inc. ............................       33,925         1,465,136
Pharmacia Corp. .........................        5,600           308,000
Schering-Plough Corp. ...................        6,300           325,631
                                                               3,526,817
                                                             -------------
HEALTH CARE - HOSPITAL MANAGEMENT (0.2%)
HCA - The Healthcare Corp. ..............        2,200            87,862
Tenet Healthcare Corp. ..................        2,000            78,625
                                                                 166,487
                                                             -------------
HEALTH CARE - MANAGED CARE (0.2%)
UnitedHealth Group Inc. .................        1,000           109,375
Wellpoint Health Networks, Inc. + .......          400            46,775
                                                                 156,150
                                                             -------------
HEALTH CARE - MEDICAL PRODUCTS/SUPPLIES (0.8%)
Bard (C.R.) Inc. ........................          400            16,750
Bausch & Lomb, Inc. .....................          400            15,425
Baxter International, Inc. ..............        1,300           106,844
Becton, Dickinson & Co. .................        1,200            40,200
Biomet, Inc. ............................          750            27,141
Boston Scientific Corp. + ...............        2,000            31,875
Guidant Corp. + .........................        1,400            74,112
Medtronic, Inc. .........................        5,100           276,994
                                            NUMBER OF          MARKET
                                             SHARES             VALUE
                                           -------------     -------------
HEALTH CARE - MEDICAL PRODUCTS/SUPPLIES (CONTINUED)
PE Corp-PE Biosystems Group .............        1,400       $   163,800
St. Jude Medical, Inc. + ................          400            22,000
                                                                 775,141
                                                             -------------
HEALTH CARE - SPECIAL SERVICES (0.0%)
HEALTHSOUTH Corp. + .....................        2,200            26,400
                                                             -------------
HEALTH CARE DIVERSIFIED (1.8%)
Abbott Laboratories .....................        6,700           353,844
American Home Products Corp. ............        5,600           355,600
Bristol-Myers Squibb Co. ................        8,500           517,968
Johnson & Johnson .......................        6,000           552,750
                                                               1,780,162
                                                             -------------
HOMEBUILDING (0.0%)
Centex Corp. ............................          500            18,500
Kaufman & Broad Home Corp. ..............          100             2,975
Pulte Corp. .............................          200             6,663
                                                                  28,138
                                                             -------------
HOUSEHOLD FURNISHINGS & APPLIANCES (0.1%)
Leggett & Platt, Inc. ...................          900            14,738
Maytag Corp. ............................          200             5,725
Whirlpool Corp. .........................          600            26,100
                                                                  46,563
                                                             -------------
HOUSEHOLD PRODUCTS - NON-DURABLE (0.6%)
Clorox Co. ..............................        1,100            49,087
Colgate-Palmolive Co. ...................        2,400           141,024
Fort James Corp. ........................        1,200            39,525
Kimberly-Clark Corp. ....................        2,100           138,600
Procter & Gamble Co. ....................        2,800           200,025
                                                                 568,261
                                                             -------------
HOUSEWARES (0.0%)
Fortune Brands, Inc. ....................          800            23,550
Tupperware Corp. ........................          400             6,850
                                                                  30,400
                                                             -------------
INSURANCE - LIFE/HEALTH (0.3%)
AFLAC, Inc. .............................        1,500           109,594
American General Corp. ..................        1,000            80,500
Jefferson-Pilot Corp. ...................          400            27,500
Lincoln National Corp. ..................        1,000            48,375
Torchmark Corp. .........................          600            19,987
UnumProvident Corp. .....................          900            25,425
                                                                 311,381
                                                             -------------
INSURANCE - MULTI-LINE (1.5%)
American International Group, Inc. ......       12,450         1,220,100
CIGNA Corp. .............................        1,000           121,950
Hartford Financial Services Group, Inc. .        1,200            89,325
                                                               1,431,375
                                                             -------------
INSURANCE - PROPERTY/CASUALTY (0.4%)
Allstate Corp. (The) ....................        3,000           120,750
Chubb Corp. .............................          900            75,994
Cincinnati Financial Corp. ..............          900            33,075
MBIA, Inc. ..............................          600            43,612
                                            NUMBER OF          MARKET
                                             SHARES             VALUE
                                           -------------     -------------
INSURANCE - PROPERTY/CASUALTY (CONTINUED)
MGIC Investment Corp. ...................          500       $    34,063
Progressive Corp. .......................          300            29,475
St. Paul Co., Inc. ......................        1,000            51,250
                                                                 388,219
                                                             -------------
INSURANCE BROKERS (0.2%)
Aon Corp. ...............................        1,100            45,581
Marsh & McLennan Co., Inc. ..............        1,300           169,975
                                                                 215,556
                                                             -------------
INVESTMENT BANKING/BROKERAGE (0.6%)
Bear Stearns Co., Inc. (The) ............          600            36,375
Charles Schwab Corp. ....................        5,300           186,162
Lehman Brothers Holdings Inc. ...........        1,400            90,300
Merrill Lynch & Co., Inc. ...............        3,100           217,000
Paine Webber Group Inc. .................          800            57,000
                                                                 586,837
                                                             -------------
INVESTMENT MANAGEMENT (0.1%)
Franklin Resources, Inc. ................        1,100            47,124
Stilwell Financial, Inc. ................          900            40,331
T. Rowe Price & Associates ..............          600            28,088
                                                                 115,543
                                                             -------------
LEISURE TIME - PRODUCTS (0.1%)
Brunswick Corp. .........................          500             9,719
Harley-Davidson, Inc. ...................        1,500            72,281
Hasbro, Inc. ............................        1,000            10,750
                                                                  92,750
                                                             -------------
LODGING - HOTELS (0.1%)
Carnival Corp. ..........................        1,300            32,256
Hilton Hotels Corp. .....................        2,300            21,850
Marriott International, Inc. ............        1,300            52,650
                                                                 106,756
                                                             -------------
MACHINERY - DIVERSIFIED (0.2%)
Caterpillar, Inc. .......................        1,400            49,087
Deere & Co. .............................        1,200            44,175
Dover Corp. .............................          900            38,194
Ingersoll-Rand Co. ......................          600            22,650
Timken Co. ..............................          300             4,219
                                                                 158,325
                                                             -------------
MANUFACTURING - DIVERSIFIED (0.9%)
Danaher Corp. ...........................          800            50,500
Eaton Corp. .............................          300            20,419
Honeywell International Inc. ............        1,700            91,481
Illinois Tool Works, Inc. ...............          800            44,450
ITT Industries, Inc. ....................          500            16,281
Johnson Controls, Inc. ..................          400            23,850
Minnesota Mining and Manufacturing Co.
 (3M)....................................        1,500           144,937
National Service Industries, Inc. .......          200             4,088
Parker-Hannifin Corp. ...................          800            33,100
PPG Industries Inc. .....................          500            22,313
Textron, Inc. ...........................          800            40,350
Thermo Electron Corp. + .................          800            23,200
                                            NUMBER OF          MARKET
                                             SHARES             VALUE
                                           -------------     -------------
MANUFACTURING - DIVERSIFIED (CONTINUED)
Tyco International Ltd. .................        7,275       $   412,422
                                                                 927,391
                                                             -------------
MANUFACTURING - SPECIALIZED (0.3%)
Avery Dennison Corp. ....................          600            30,300
Briggs & Stratton Corp. .................          100             3,569
Millipore Corp. .........................          400            21,000
Pall Corp. ..............................          700            15,094
Sealed Air Corp. + ......................          400            19,250
United Technologies Corp. ...............        2,500           174,531
                                                                 263,744
                                                             -------------
METALS MINING (0.0%)
Phelps Dodge Corp. ......................          500            23,375
                                                             -------------
MISCELLANEOUS METALS (0.0%)
Barrick Gold Corp. ......................        1,000            13,375
Inco Ltd. + .............................          600             9,263
                                                                  22,638
                                                             -------------
NATURAL GAS - DISTRIBUTION - PIPE LINE (0.6%)
Coastal Corp. (The) .....................          800            60,350
Dynegy Inc. .............................        2,000            92,625
El Paso Energy Corp. ....................          900            56,419
Enron Corp. .............................        4,000           328,250
KeySpan Energy Corp. ....................          600            21,112
NICOR, Inc. .............................          200             7,062
Peoples Energy Corp. ....................          100             3,438
Sempra Energy ...........................        1,300            26,894
Williams Co., Inc. (The) ................          900            37,631
                                                                 633,781
                                                             -------------
OIL (0.7%)
Royal Dutch Petroleum Co. ...............       11,500           682,812
                                                             -------------
OIL & GAS - DRILLING & EQUIPMENT (0.5%)
Baker Hughes Inc. .......................        1,500            51,563
Halliburton Co. .........................        1,800            66,713
Nabors Industries, Inc. + ...............          700            35,630
Rowan Co., Inc. + .......................          700            17,631
Schlumberger, Ltd. ......................        3,100           235,987
Transocean Sedco Forex Inc. .............          900            47,700
                                                                 455,224
                                                             -------------
OIL & GAS - EXPLORATION/PRODUCTION (0.3%)
Anadarko Petroleum Corp. ................        1,410            90,310
Apache Corp. ............................          600            33,188
Burlington Resources, Inc. ..............          800            28,800
Devon Energy Corp. ......................          700            35,280
Kerr-McGee Corp. ........................          500            32,656
Unocal Corp. ............................        1,300            44,363
                                                                 264,597
                                                             -------------
OIL & GAS - REFINING & MARKETING (0.1%)
Ashland Inc. ............................          500            16,375
Sunoco, Inc. ............................          700            20,956
Tosco Corp. .............................        1,000            28,625
                                                                  65,956
                                                             -------------
                                            NUMBER OF          MARKET
                                             SHARES             VALUE
                                           -------------     -------------
OIL - DOMESTIC INTEGRATED (0.3%)
Amerada Hess Corp. ......................          700       $    43,400
Conoco Inc. - Class B ...................        3,500            95,156
Occidental Petroleum Corp. ..............        2,600            51,675
Phillips Petroleum Co. ..................        1,500            92,625
USX-Marathon Group ......................        1,700            46,219
                                                                 329,075
                                                             -------------
OIL - INTERNATIONAL INTEGRATED (2.4%)
Chevron Corp. ...........................        2,800           229,950
Exxon Mobil Corp. .......................       22,500         2,006,719
Texaco, Inc. ............................        2,400           141,750
                                                               2,378,419
                                                             -------------
PAPER & FOREST PRODUCTS (0.2%)
Boise Cascade Corp. .....................          400            11,475
International Paper Co. .................        1,000            36,625
Louisiana-Pacific Corp. .................          700             5,950
Mead Corp. ..............................          500            14,469
Potlatch Corp. ..........................          200             6,700
Westvaco Corp. ..........................          500            14,250
Weyerhaeuser Co. ........................        1,100            51,631
Willamette Industries, Inc. .............          800            29,050
                                                                 170,150
                                                             -------------
PERSONAL CARE (0.1%)
Alberto-Culver Co. - Class B ............          300            10,069
Avon Products, Inc. .....................        1,200            58,200
Gillette Co. ............................        2,200            76,725
                                                                 144,994
                                                             -------------
PHOTOGRAPHY/IMAGING (0.0%)
Eastman Kodak Co. .......................          900            40,388
Polaroid Corp. ..........................          100             1,006
                                                                  41,394
                                                             -------------
POWER PRODUCERS - INDEPENDENT (0.1%)
AES Corp. + .............................        1,900           107,350
                                                             -------------
PUBLISHING (0.1%)
Harcourt General, Inc. ..................          300            16,815
McGraw-Hill Co., Inc. (The) .............        1,000            64,188
Meredith Corp. ..........................          200             6,350
                                                                  87,353
                                                             -------------
PUBLISHING - NEWSPAPERS (0.2%)
Dow Jones & Co., Inc. ...................          400            23,550
Gannett Co., Inc. .......................        1,200            69,600
Knight-Ridder, Inc. .....................          400            20,100
New York Times Co. ......................          700            25,725
Tribune Co. .............................          920            34,097
                                                                 173,072
                                                             -------------
RAILROADS (0.1%)
Burlington Northern Santa Fe Corp. ......        1,600            42,500
Norfolk Southern Corp. ..................          800            11,300
Union Pacific Corp. .....................          600            28,125
                                                                  81,925
                                                             -------------
RESTAURANTS (0.2%)
Darden Restaurants, Inc. ................          500            11,250
                                            NUMBER OF          MARKET
                                             SHARES             VALUE
                                           -------------     -------------
RESTAURANTS (CONTINUED)
McDonald's Corp. ........................        5,700       $   176,700
Starbucks Corp. + .......................          600            26,812
Wendy's International, Inc. .............          600            13,050
                                                                 227,812
                                                             -------------
RETAIL - BUILDING SUPPLIES (0.5%)
Home Depot, Inc. ........................        9,900           425,700
Sherwin-Williams Co. ....................          800            17,350
                                                                 443,050
                                                             -------------
RETAIL - COMPUTERS & ELECTRONICS (0.1%)
Best Buy Co., Inc. + ....................        1,200            60,225
Circuit City Stores - Circuit City Group           900            11,925
RadioShack Corp. ........................          900            53,662
                                                                 125,812
                                                             -------------
RETAIL - DEPARTMENT STORES (0.2%)
Federated Department Stores, Inc. + .....          600            19,537
Kohl's Corp. + ..........................        1,300            70,444
May Department Stores Co. ...............        1,400            36,750
Nordstrom, Inc. .........................          700            11,506
Sears, Roebuck & Co. ....................        1,800            53,514
                                                                 191,751
                                                             -------------
RETAIL - GENERAL MERCHANDISE CHAIN (1.1%)
Costco Wholesale Corp. + ................        1,900            69,587
Target Corp. ............................        3,800           104,975
Wal-Mart Stores, Inc. ...................       19,200           871,200
                                                               1,045,762
                                                             -------------
RETAIL - SPECIALITY (0.1%)
AutoZone, Inc. + ........................          800            21,450
Bed Bath & Beyond, Inc. + ...............          900            23,231
Staples, Inc. + .........................        1,100            15,675
Tiffany & Co. ...........................          700            29,881
Toys "R" Us, Inc. + .....................        1,000            17,188
                                                                 107,425
                                                             -------------
RETAIL SPECIALITY - APPAREL (0.1%)
The Limited, Inc. .......................        2,100            53,025
TJX Companies, Inc. .....................        1,300            35,425
                                                                  88,450
                                                             -------------
RETAIL STORES - DRUG STORE (0.3%)
CVS Corp. ...............................        1,100            58,231
Longs Drug Stores Corp. .................          100             2,188
Walgreen Co. ............................        4,300           196,187
                                                                 256,606
                                                             -------------
RETAIL STORES - FOOD CHAINS (0.2%)
Albertson's, Inc. .......................        1,800            42,638
Kroger Co. (The) + ......................        3,200            72,200
Safeway, Inc. + .........................        1,900           103,906
                                                                 218,744
                                                             -------------
SAVINGS & LOAN COMPANIES (0.2%)
Charter One Financial, Inc. .............        1,260            28,901
Golden West Financial Corp. .............          900            50,456
Washington Mutual Financial Corp. .......        2,100            92,400
                                                                 171,757
                                                             -------------
                                            NUMBER OF          MARKET
                                             SHARES             VALUE
                                           -------------     -------------
SERVICES - ADVERTISING/MARKETING (0.1%)
Interpublic Group of Co., Inc. (The) ....        1,300       $    55,819
Omnicom Group, Inc. .....................          700            64,575
                                                                 120,394
                                                             -------------
SERVICES - COMMERCIAL & CONSUMER (0.1%)
Convergys Corp. + .......................          900            39,206
H&R Block, Inc. .........................          500            17,844
IMS Health, Inc. ........................        1,500            35,438
                                                                  92,488
                                                             -------------
SERVICES - COMPUTER SYSTEMS (0.2%)
Computer Sciences Corp. + ...............          700            44,100
Electronic Data Systems Corp. ...........        1,900            89,181
Sapient Corp. + .........................          600            21,338
                                                                 154,619
                                                             -------------
SERVICES - DATA PROCESSING (0.4%)
Automatic Data Processing, Inc. .........        2,400           156,750
Ceridian Corp. + ........................          700            17,500
Equifax, Inc. ...........................          700            24,150
First Data Corp. ........................        1,600            80,200
Paychex, Inc. ...........................        2,400           136,050
                                                                 414,650
                                                             -------------
SPECIALITY PRINTING (0.0%)
Deluxe Corp. ............................          300             6,769
RR Donnelley & Sons Co. .................          600            12,900
                                                                  19,669
                                                             -------------
STEEL (0.0%)
Nucor Corp. .............................          700            24,281
USX-US Steel Group, Inc. ................          800            12,750
Worthington Industries ..................          200             1,913
                                                                  38,944
                                                             -------------
TELEPHONE (1.8%)
ALLTEL Corp. ............................          900            57,994
BellSouth Corp. .........................        8,100           391,331
CenturyTel, Inc. ........................          300            11,550
Qwest Communications International Inc. +        3,542           172,230
SBC Communications, Inc. ................       14,500           836,469
Verizon Communications ..................        5,810           335,890
                                                               1,805,464
                                                             -------------
TELEPHONE LONG DISTANCE (0.4%)
AT&T Corp. ..............................        8,044           186,520
Global Crossing Ltd. + ..................        3,700            87,413
WorldCom, Inc. + ........................        6,200           147,250
                                                                 421,183
                                                             -------------
TEXTILES - APPAREL (0.0%)
Liz Claiborne, Inc. .....................          300            12,750
Russell Corp. ...........................          200             3,200
VF Corp. ................................          600            16,388
                                                                  32,338
                                                             -------------
TEXTILES - HOME FURNISHINGS (0.0%)
Springs Industries, Inc. - Class A ......          100             2,356
                                                             -------------
TOBACCO (0.4%)
Philip Morris Co. Inc. ..................        9,700           355,262
                                            NUMBER OF          MARKET
                                             SHARES             VALUE
                                           -------------     -------------
TOBACCO (CONTINUED)
UST, Inc. ...............................          800       $    20,200
                                                                 375,462
                                                             -------------
TRUCKERS (0.0%)
Ryder System, Inc. ......................          400             7,900
                                                             -------------
TRUCKS & PARTS (0.0%)
Cummins Engine Co., Inc. ................          300            10,200
Navistar International Corp. + ..........          400            13,225
PACCAR, Inc. ............................          300            12,619
                                                                  36,044
                                                             -------------
WASTE MANAGEMENT (0.1%)
Waste Management, Inc. ..................        2,500            50,000
                                                             -------------
TOTAL COMMON STOCKS (COST $52,315,059)                        54,946,056
                                                             -------------
PREFERRED STOCKS (0.1%)
Seagram Co. Ltd. (Entertainment) ........        1,700            97,112
TOTAL PREFERRED STOCKS (COST $95,288)                             97,112
                                                             -------------
                                            PRINCIPAL
                                             AMOUNT
                                           -------------
LONG-TERM BONDS AND NOTES (40.9%)
U.S. Treasury Note,6.53%,05/15/05 .......  $52,579,000        40,349,125
TOTAL LONG-TERM BONDS AND NOTES                               40,349,125
 (COST $39,625,923)
                                                             -------------
SHORT-TERM INVESTMENTS (3.5%)
Federal National Mortgage
 Assoc.,6.45%,11/01/00...................    3,141,000         3,141,000
U.S. Treasury Bill,5.95%,11/09/00 @ .....      300,000           299,603
TOTAL SHORT-TERM INVESTMENTS                                   3,440,603
 (COST $3,440,603)
                                                             -------------
TOTAL INVESTMENTS (COST $95,476,873)(A)                       98,832,896
OTHER ASSETS LESS LIABILITIES                                   (186,059  )
                                                             -------------
TOTAL NET ASSETS                                             $98,646,837
                                                             -------------


    See Notes to Portfolio of Investments.                                    25

PRINCIPAL PROTECTION FUNDS
PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2000
PRINCIPAL PROTECTION FUND III (CONTINUED)

26 See Notes to Portfolio of Investments.

    See Notes to Portfolio of Investments.                                    27

PRINCIPAL PROTECTION FUNDS
PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2000
PRINCIPAL PROTECTION FUND III (CONTINUED)

28 See Notes to Portfolio of Investments.

    See Notes to Portfolio of Investments.                                    29

PRINCIPAL PROTECTION FUNDS
PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2000
PRINCIPAL PROTECTION FUND III (CONTINUED)

30 See Notes to Portfolio of Investments.

NOTES TO PORTFOLIO OF INVESTMENTS
(a) The cost of investments for federal income tax purposes amounts to
$96,729,040. Unrealized gains and losses, based on identified tax cost at
October 31, 2000, are as follows:
Unrealized gains.............................            $  5,429,996
Unrealized losses............................             (3,326,140)
                                               ----------------------
 Net unrealized gain.........................            $  2,103,856
                                               ======================


Information concerning open futures contracts at October 31, 2000 is shown below:
                                       NOTIONAL
                          NO. OF        MARKET      EXPIRATION     UNREALIZED
                         CONTRACTS      VALUE          DATE        GAIN/(LOSS)
                        -----------  ------------  ------------  ---------------
    LONG CONTRACTS
----------------------
S&P 500 Index Futures.       9        $3,240,450      Dec 00       $  105,536
                                     ===========                 ============


+ Non-income producing security.
@ Security pledged to cover initial margin requirements on open futures contracts at October 31, 2000.

Category percentages are based on net assets.

    See Notes to Financial Statements.                                        31

PRINCIPAL PROTECTION FUNDS
PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2000
PRINCIPAL PROTECTION FUND IV


                                           NUMBER OF        MARKET VALUE
                                            SHARES
                                          -------------     --------------
COMMON STOCKS (47.4%)
AEROSPACE/DEFENSE (0.5%)
Boeing Co. .............................        2,900            196,656
General Dynamics Corp. .................          400             28,625
Goodrich (B.F.) Co. ....................          100              4,094
Lockheed Martin Corp. ..................        1,400             50,190
Northrop Grumman Corp. .................          200             16,800
                                                                 296,365
                                                            --------------
AGRICULTURE (0.0%)
Archer-Daniels-Midland Co. .............        1,500             16,500
                                                            --------------
AIR FREIGHT (0.1%)
FedEx Corp. + ..........................          600             28,116
                                                            --------------
AIRLINES (0.1%)
AMR Corp. ..............................          400             13,100
Delta Air Lines, Inc. ..................          200              9,450
Southwest Airlines Co. .................        1,200             34,200
                                                                  56,750
                                                            --------------
ALUMINUM (0.1%)
Alcoa Inc. .............................        1,700             48,769
                                                            --------------
AUTO PARTS & EQUIPMENT (0.1%)
Cooper Tire & Rubber Co. ...............          100              1,094
Delphi Automotive Systems Corp. ........          600              9,412
Genuine Parts Co. ......................          300              6,394
Snap-On, Inc. ..........................          200              5,113
TRW, Inc. ..............................          300             12,600
Visteon Corp. + ........................          400              7,075
                                                                  41,688
                                                            --------------
AUTOMOBILES (0.2%)
Ford Motor Co...........................        5,200            135,850
                                                            --------------
BANKS - MAJOR REGIONAL (1.7%)
Bank of New York Co., Inc. .............        2,000            115,125
Bank One Corp. .........................        2,400             87,600
BB&T Corp. .............................          800             25,500
Comerica, Inc. .........................          400             24,125
Fifth Third Bancorp ....................        1,000             51,375
Firstar Corp. ..........................        2,300             45,281
Fleet Boston Financial Corp. ...........        1,800             68,400
KeyCorp ................................        1,000             24,688
Mellon Financial Corp. .................        1,000             48,250
National City Corp. ....................        1,200             25,650
Northern Trust Corp. ...................          500             42,687
Old Kent Financial Corp. ...............          400             11,075
PNC Bank Corp. .........................          700             46,812
SouthTrust Corp. .......................          400             12,950
State Street Corp. .....................          500             62,370
Summit Bancorp .........................          400             15,000
Suntrust Banks, Inc. ...................          600             29,288
Synovus Financial Corp. ................          600             12,938
U.S. Bancorp ...........................        1,500             36,281
Union Planters Corp. ...................          300             10,144
Wachovia Corp. .........................          400             21,600
                                           NUMBER OF        MARKET VALUE
                                            SHARES
                                          -------------     --------------

BANKS - MAJOR REGIONAL (CONTINUED)
Wells Fargo & Co. ......................        3,600            166,725
                                                                 983,864
                                                            --------------
BANKS - MONEY CENTER (0.7%)
Bank of America Corp. ..................        3,600            173,025
Chase Manhattan Corp. (The) ............        2,900            131,950
First Union Corp. ......................        2,000             60,625
J.P. Morgan & Co. ......................          400             66,200
                                                                 431,800
                                                            --------------
BEVERAGES - ALCOHOLIC (0.2%)
Anheuser-Busch Co., Inc. ...............        1,900             86,925
Brown-Forman Corp. .....................          100              6,087
Coors (Adolph) Co. .....................          100              6,369
                                                                  99,381
                                                            --------------
BEVERAGES - NON-ALCOHOLIC (0.6%)
Coca-Cola Co. (The) ....................        5,400            326,025
Coca-Cola Enterprises Inc. .............          500              9,187
                                                                 335,212
                                                            --------------
BIOTECHNOLOGY (0.3%)
Amgen, Inc. + ..........................        2,100            121,669
Biogen, Inc. + .........................          300             18,056
MedImmune, Inc. + ......................          600             39,225
                                                                 178,950
                                                            --------------
BROADCASTING - TV, RADIO & CABLE (0.3%)
Clear Channel Communications, Inc. + ...        1,200             72,075
Comcast Corp. - Class A Special + ......        1,900             77,425
                                                                 149,500
                                                            --------------
CELLULAR/WIRELESS TELECOMMUNICATIONS (0.2%)
Nextel Communications, Inc. + ..........          800             30,750
Sprint Corp. (PCS Group) + .............        2,000             76,250
                                                                 107,000
                                                            --------------
CHEMICALS (0.3%)
Air Products and Chemicals, Inc. .......          500             18,656
Du Pont (E.I.) de Nemours ..............        2,300            104,362
Eastman Chemical Co. ...................          300             12,863
Praxair, Inc. ..........................          400             14,900
Rohm & Haas Co. ........................          500             15,031
Union Carbide Corp. ....................          400             17,200
                                                                 183,012
                                                            --------------
CHEMICALS - DIVERSIFIED (0.0%)
Engelhard Corp. ........................          200              4,175
FMC Corp. + ............................          100              7,600
                                                                  11,775
                                                            --------------
CHEMICALS - SPECIALITY (0.0%)
Ecolab, Inc. ...........................          300             11,757
Grace (W.R.) & Co. + ...................          100                381
International Flavors & Fragrances, Inc.          200              3,350
Sigma-Aldrich Corp. ....................          200              7,150
                                                                  22,638
                                                            --------------
COMMUNICATIONS EQUIPMENT (1.3%)
ADC Telecommunications, Inc. + .........        2,200             47,025
Andrew Corp. + .........................          300              7,894
                                           NUMBER OF        MARKET VALUE
                                            SHARES
                                          -------------     --------------

COMMUNICATIONS EQUIPMENT (CONTINUED)
Comverse Technology, Inc. + ............          300             33,525
Corning, Inc. ..........................        2,900            221,850
Nortel Networks Corp. ..................        6,500            295,750
QUALCOMM Inc. + ........................        1,500             97,664
Scientific-Atlanta, Inc. ...............          600             41,062
Tellabs, Inc. + ........................          900             44,944
                                                                 789,714
                                                            --------------
COMPUTERS - HARDWARE (2.7%)
Apple Computer, Inc. + .................          800             15,650
Compaq Computer Corp. ..................        3,500            106,435
Dell Computer Corp. + ..................        5,300            156,350
Gateway, Inc. + ........................          800             41,288
Hewlett-Packard Co. ....................        4,400            204,325
International Business Machines Corp. ..        3,800            374,300
NCR Corp. + ............................          200              8,625
Palm, Inc. + ...........................        1,400             74,987
Sun Microsystems, Inc. + ...............        5,200            576,550
                                                               1,558,510
                                                            --------------
COMPUTERS - NETWORKING (1.7%)
Avaya Inc. .............................          700              9,406
Cabletron Systems,  Inc. + .............          500             13,563
Cisco Systems, Inc. + ..................       15,400            829,675
Network Appliance, Inc. + ..............        1,000            119,000
                                                                 971,644
                                                            --------------
COMPUTERS - PERIPHERALS (1.1%)
EMC Corp. + ............................        7,100            632,344
Seagate Technology, Inc. + .............          600             41,925
                                                                 674,269
                                                            --------------
COMPUTERS SOFTWARE/SERVICES (3.6%)
Adobe Systems, Inc. ....................          800             60,850
America Online, Inc. + .................        2,400            121,032
Autodesk, Inc. .........................          100              2,206
BMC Software, Inc. + ...................          600             12,188
Citrix Systems, Inc. + .................          200              4,425
Computer Associates International, Inc.           800             25,500
Mercury Interactive Corp. + ............          300             33,300
Microsoft Corp. + ......................       11,500            792,062
Novell, Inc. + .........................          700              6,300
Oracle Corp. + .........................       18,400            607,200
PeopleSoft, Inc. + .....................          700             30,548
Siebel Systems, Inc. + .................        1,400            146,913
VERITAS Software Corp. + ...............        1,300            183,320
Yahoo! Inc. + ..........................        1,100             64,488
                                                               2,090,332
                                                            --------------
CONSTRUCTION (0.0%)
Vulcan Materials Co. ...................          100              4,200
                                                            --------------
CONSUMER - JEWELRY/NOVELTIES (0.0%)
American Greeting Corp. - Class A ......          100              1,819
                                                            --------------
CONSUMER FINANCE (0.4%)
Capital One Financial Corp. ............          500             31,563
Countrywide Credit Industries, Inc. ....          300             11,231
                                           NUMBER OF        MARKET VALUE
                                            SHARES
                                          -------------     --------------

CONSUMER FINANCE (CONTINUED)
Household International, Inc. ..........        1,200             60,375
MBNA Corp. .............................        2,100             78,881
Providian Financial Corp. ..............          300             31,200
                                                                 213,250
                                                            --------------
CONTAINERS - METAL & GLASS (0.0%)
Ball Corp. .............................          100              3,513
Owens-Illinois, Inc. + .................          400              2,375
                                                                   5,888
                                                            --------------
CONTAINERS/PACKAGING - PAPER (0.0%)
Bemis Co., Inc. ........................          200              5,175
Pactiv Corp. + .........................          400              4,200
Temple-Inland Inc. .....................          200              8,950
                                                                  18,325
                                                            --------------
DISTRIBUTORS - FOOD & HEALTH (0.2%)
Cardinal Health, Inc. ..................          600             56,850
McKesson HBOC, Inc. ....................          600             16,837
SUPERVALU, Inc. ........................          300              4,613
Sysco Corp. ............................          700             36,531
                                                                 114,831
                                                            --------------
ELECTRIC COMPANIES (1.0%)
Ameren Corp. ...........................          300             11,925
American Electric Power Co., Inc. ......          700             29,050
Cinergy Corp. ..........................          400             12,250
CMS Energy Corp. .......................          300              8,100
Consolidated Edison, Inc. ..............          500             17,594
Constellation Energy Group .............          300             12,506
CP&L, Inc. .............................          400             16,125
Dominion Resources, Inc. ...............          500             29,781
DTE Energy Co. .........................          300             10,838
Duke Energy Corp. ......................          700             60,506
Edison International Inc. ..............          800             19,100
Entergy Corp. ..........................          600             22,988
Exelon Corp. ...........................          938             56,367
FirstEnergy Corp. ......................          600             15,525
FPL Group, Inc. ........................          500             33,000
GPU, Inc. ..............................          400             13,225
PG&E Corp. .............................        1,000             26,937
Pinnacle West Capital Corp. ............          200              8,688
PPL Corp. ..............................          400             16,475
Public Service Enterprise Group, Inc. ..          500             20,750
Reliant Energy Inc. ....................        1,000             41,312
Southern Co. ...........................        1,500             44,062
TXU Corp. ..............................          700             25,944
Xcel Energy, Inc. ......................          700             17,894
                                                                 570,942
                                                            --------------
ELECTRICAL EQUIPMENT (2.4%)
American Power Conversion Corp. + ......          400              5,175
Cooper Industries, Inc. ................          300             11,475
Emerson Electric Co. ...................        1,000             73,437
General Electric Co. ...................       21,600          1,183,950
Molex, Inc. ............................          500             27,000
                                           NUMBER OF        MARKET VALUE
                                            SHARES
                                          -------------     --------------

ELECTRICAL EQUIPMENT (CONTINUED)
Rockwell International Corp. ...........          400             15,725
Sanmina Corp. + ........................          400             45,725
Solectron Corp. + ......................        1,300             57,200
                                                               1,419,687
                                                            --------------
ELECTRONICS - INSTRUMENTS (0.1%)
Agilent Technologies, Inc. + ...........        1,000             46,312
PerkinElmer, Inc. ......................          100             11,950
Tektronix, Inc. ........................          100              7,125
                                                                  65,387
                                                            --------------
ELECTRONICS - SEMICONDUCTORS (2.7%)
Adaptec, Inc. + ........................          400              6,325
Advanced Micro Devices, Inc. + .........        1,300             29,413
Altera Corp. + .........................        1,300             53,219
Analog Devices, Inc. + .................        1,200             78,000
Broadcom Corp. - Class A + .............          500            111,187
Conexant Systems, Inc. + ...............          300              7,894
Intel Corp. ............................       14,700            661,500
JDS Uniphase Corp. + ...................        2,000            162,750
Linear Technology Corp. ................        1,000             64,562
LSI Logic Corp. + ......................          700             23,013
Maxim Integrated Products, Inc. + ......          800             53,050
Micron Technology, Inc. + ..............        1,400             48,650
National Semiconductor Corp. + .........          500             13,000
Texas Instruments, Inc. ................        3,800            186,437
Xilinx, Inc. + .........................          900             65,194
                                                               1,564,194
                                                            --------------
ENGINEERING & CONSTRUCTION (0.0%)
Fluor Corp. ............................          200              7,000
                                                            --------------
ENTERTAINMENT (1.0%)
Time Warner, Inc. ......................        2,900            220,139
Viacom, Inc. - Class B + ...............        3,300            187,687
Walt Disney Co. (The) ..................        4,600            164,738
                                                                 572,564
                                                            --------------
EQUIPMENT - SEMICONDUCTORS (0.2%)
Applied Materials, Inc. + ..............        1,700             90,312
KLA-Tencor Corp. + .....................          500             16,906
Novellus Systems, Inc. + ...............          500             20,469
Teradyne, Inc. + .......................          500             15,625
                                                                 143,312
                                                            --------------
FINANCIAL - DIVERSIFIED (2.1%)
American Express Co. ...................        3,600            216,000
Associates First Capital Corp. .........        1,600             59,400
CIT Group, Inc. (The) ..................          600             10,463
Citigroup Inc. .........................        9,800            515,725
Fannie Mae..............................        2,100            161,700
Freddie Mac ............................          700             42,000
Moody's Corp. ..........................          400             10,525
Morgan Stanley Dean Witter & Co. .......        2,500            200,781
USA Education Inc. .....................          300             16,762
                                                               1,233,356
                                                            --------------
                                           NUMBER OF        MARKET VALUE
                                            SHARES
                                          -------------     --------------
FOODS (1.0%)
Campbell Soup Co. ......................        1,000             29,250
ConAgra Foods, Inc. ....................        1,200             25,650
General Mills, Inc. ....................          700             29,225
Heinz (H.J.) Co. .......................          700             29,356
Hershey Foods Corp. ....................          300             16,294
Kellogg Co. ............................          500             12,688
Nabisco Group Holdings Corp. ...........        1,200             34,650
PepsiCo, Inc. ..........................        4,700            227,656
Quaker Oats Co. ........................          300             24,469
Ralston Purina Group ...................          700             16,975
Sara Lee Corp. .........................        1,800             38,812
Unilever NV ............................        1,300             66,056
Wrigley (Wm.) Jr. Co. ..................          200             15,838
                                                                 566,919
                                                            --------------
FOOTWEAR (0.0%)
NIKE, Inc. - Class B ...................          600             23,963
Reebok International Ltd. + ............          100              2,156
                                                                  26,119
                                                            --------------
GAMING, LOTTERY, & PARI-MUTUEL (0.0%)
Harrah's Entertainment, Inc. + .........          300              8,588
                                                            --------------
GOLD/PRECIOUS METALS MINING (0.0%)
Newmont Mining Corp. ...................          400              5,425
                                                            --------------
HARDWARE & TOOLS (0.0%)
Black & Decker Corp. ...................          200              7,525
Stanley Works (The) ....................          200              5,325
                                                                  12,850
                                                            --------------
HEALTH CARE - DRUGS (0.1%)
Alza Corp. + ...........................          300             24,281
Watson Pharmaceuticals, Inc. + .........          200             12,513
                                                                  36,794
                                                            --------------
HEALTH CARE - DRUGS/PHARMACUETICALS (3.0%)
Allergan, Inc. .........................          300             25,219
Eli Lilly & Co. ........................        2,500            223,437
King Pharmaceuticals, Inc. + ...........          600             26,888
Merck & Co., Inc. ......................        5,000            449,687
Pfizer, Inc. ...........................       17,200            742,825
Pharmacia Corp. ........................        2,700            148,500
Schering-Plough Corp. ..................        3,200            165,400
                                                               1,781,956
                                                            --------------
HEALTH CARE - HOSPITAL MANAGEMENT (0.1%)
HCA - The Healthcare Corp. .............        1,100             43,931
Tenet Healthcare Corp. .................        1,000             39,313
                                                                  83,244
                                                            --------------
HEALTH CARE - MANAGED CARE (0.1%)
UnitedHealth Group Inc. ................          500             54,687
Wellpoint Health Networks, Inc. + ......          200             23,388
                                                                  78,075
                                                            --------------
HEALTH CARE - MEDICAL PRODUCTS/SUPPLIES (0.6%)
Bard (C.R.) Inc. .......................          200              8,375
Bausch & Lomb, Inc. ....................          200              7,713
Baxter International, Inc. .............          600             49,312
                                           NUMBER OF        MARKET VALUE
                                            SHARES
                                          -------------     --------------

HEALTH CARE - MEDICAL PRODUCTS/SUPPLIES (CONTINUED)
Becton, Dickinson & Co. ................          600             20,100
Biomet, Inc. ...........................          400             14,475
Boston Scientific Corp. + ..............        1,100             17,531
Guidant Corp. + ........................          600             31,763
Medtronic, Inc. ........................        2,500            135,781
PE Corp-PE Biosystems Group ............          700             81,900
St. Jude Medical, Inc. + ...............          100              5,500
                                                                 372,450
                                                            --------------
HEALTH CARE - SPECIAL SERVICES (0.0%)
HEALTHSOUTH Corp. + ....................        1,100             13,200
                                                            --------------
HEALTH CARE DIVERSIFIED (1.5%)
Abbott Laboratories ....................        3,400            179,563
American Home Products Corp. ...........        2,800            177,800
Bristol-Myers Squibb Co. ...............        4,300            262,031
Johnson & Johnson ......................        3,000            276,375
                                                                 895,769
                                                            --------------
HOMEBUILDING (0.0%)
Kaufman & Broad Home Corp. .............          100              2,975
Pulte Corp. ............................          100              3,331
                                                                   6,306
                                                            --------------
HOUSEHOLD FURNISHINGS & APPLIANCES (0.0%)
Maytag Corp. ...........................          100              2,863
Whirlpool Corp. ........................          100              4,350
                                                                   7,213
                                                            --------------
HOUSEHOLD PRODUCTS - NON-DURABLE (0.5%)
Clorox Co. .............................          600             26,775
Colgate-Palmolive Co. ..................        1,200             70,512
Fort James Corp. .......................          600             19,762
Kimberly-Clark Corp. ...................        1,100             72,600
Procter & Gamble Co. ...................        1,300             92,869
                                                                 282,518
                                                            --------------
HOUSEWARES (0.0%)
Fortune Brands, Inc. ...................          400             11,775
Tupperware Corp. .......................          200              3,425
                                                                  15,200
                                                            --------------
INSURANCE - LIFE/HEALTH (0.3%)
AFLAC, Inc. ............................          800             58,450
American General Corp. .................          600             48,300
Jefferson-Pilot Corp. ..................          300             20,625
Lincoln National Corp. .................          500             24,187
Torchmark Corp. ........................          300              9,994
UnumProvident Corp. ....................          500             14,125
                                                                 175,681
                                                            --------------
INSURANCE - MULTI-LINE (1.2%)
American International Group, Inc. .....        6,300            617,400
CIGNA Corp. ............................          500             60,975
Hartford Financial Services Group, Inc.           600             44,662
                                                                 723,037
                                                            --------------
INSURANCE - PROPERTY/CASUALTY (0.4%)
Allstate Corp. (The) ...................        1,400             56,350
                                           NUMBER OF        MARKET VALUE
                                            SHARES
                                          -------------     --------------

INSURANCE - PROPERTY/CASUALTY (CONTINUED)
Chubb Corp. ............................          600             50,663
Cincinnati Financial Corp. .............          400             14,700
MBIA, Inc. .............................          300             21,806
MGIC Investment Corp. ..................          400             27,250
Progressive Corp. ......................          200             19,650
St. Paul Co., Inc. .....................          600             30,750
                                                                 221,169
                                                            --------------
INSURANCE BROKERS (0.2%)
Aon Corp. ..............................          600             24,862
Marsh & McLennan Co., Inc. .............          700             91,525
                                                                 116,387
                                                            --------------
INVESTMENT BANKING/BROKERAGE (0.5%)
Bear Stearns Co., Inc. (The) ...........          200             12,125
Charles Schwab Corp. ...................        2,700             94,837
Lehman Brothers Holdings Inc. ..........          800             51,600
Merrill Lynch & Co., Inc. ..............        1,600            112,000
Paine Webber Group Inc. ................          300             21,375
                                                                 291,937
                                                            --------------
INVESTMENT MANAGEMENT (0.1%)
Franklin Resources, Inc. ...............          600             25,704
Stilwell Financial, Inc. ...............          500             22,406
T. Rowe Price & Associates .............          300             14,044
                                                                  62,154
                                                            --------------
LEISURE TIME - PRODUCTS (0.1%)
Brunswick Corp. ........................          200              3,888
Harley-Davidson, Inc. ..................          800             38,550
Hasbro, Inc. ...........................          500              5,375
                                                                  47,813
                                                            --------------
LODGING - HOTELS (0.1%)
Carnival Corp. .........................          700             17,369
Hilton Hotels Corp. ....................          800              7,600
Marriott International, Inc. ...........          300             12,150
                                                                  37,119
                                                            --------------
MACHINERY - DIVERSIFIED (0.2%)
Caterpillar, Inc. ......................          900             31,556
Deere & Co. ............................          600             22,088
Dover Corp. ............................          600             25,462
Ingersoll-Rand Co. .....................          500             18,875
Timken Co. .............................          200              2,813
                                                                 100,794
                                                            --------------
MANUFACTURING - DIVERSIFIED (0.8%)
Crane Co. ..............................          100              2,619
Danaher Corp. ..........................          400             25,250
Eaton Corp. ............................          200             13,612
Honeywell International Inc. ...........          900             48,431
Illinois Tool Works, Inc. ..............          400             22,225
ITT Industries, Inc. ...................          300              9,769
Johnson Controls, Inc. .................          200             11,925
Minnesota Mining and Manufacturing Co.
 (3M)...................................          800             77,300
National Service Industries, Inc. ......          100              2,044
Parker-Hannifin Corp. ..................          400             16,550
                                           NUMBER OF        MARKET VALUE
                                            SHARES
                                          -------------     --------------

MANUFACTURING - DIVERSIFIED (CONTINUED)
PPG Industries Inc. ....................          300             13,388
Textron, Inc. ..........................          400             20,175
Thermo Electron Corp. + ................          400             11,600
Tyco International Ltd. ................        3,688            209,045
                                                                 483,933
                                                            --------------
MANUFACTURING - SPECIALIZED (0.2%)
Avery Dennison Corp. ...................          300             15,150
Millipore Corp. ........................          200             10,500
Pall Corp. .............................          300              6,469
Sealed Air Corp. + .....................          200              9,625
United Technologies Corp. ..............        1,200             83,775
                                                                 125,519
                                                            --------------
METALS MINING (0.0%)
Phelps Dodge Corp. .....................          200              9,350
                                                            --------------
MISCELLANEOUS METALS (0.0%)
Barrick Gold Corp. .....................          600              8,025
Inco Ltd. + ............................          400              6,175
Placer Dome, Inc. ......................          700              5,688
                                                                  19,888
                                                            --------------
NATURAL GAS - DISTRIBUTION - PIPE LINE (0.6%)
Coastal Corp. (The) ....................          500             37,719
Dynegy Inc. ............................        1,000             46,312
Eastern Enterprises ....................          100              6,437
El Paso Energy Corp. ...................          500             31,344
Enron Corp. ............................        2,000            164,125
KeySpan Energy Corp. ...................          400             14,075
NICOR, Inc. ............................          100              3,531
ONEOK, Inc. ............................          100              3,963
Peoples Energy Corp. ...................          100              3,438
Sempra Energy ..........................          600             12,412
Williams Co., Inc. (The) ...............          500             20,906
                                                                 344,262
                                                            --------------
OIL (0.6%)
Royal Dutch Petroleum Co. ..............        5,800            344,375
                                                            --------------
OIL & GAS - DRILLING & EQUIPMENT (0.4%)
Baker Hughes Inc. ......................          800             27,500
Halliburton Co. ........................        1,000             37,062
Nabors Industries, Inc. + ..............          300             15,270
Rowan Co., Inc. + ......................          400             10,075
Schlumberger, Ltd. .....................        1,600            121,800
Transocean Sedco Forex Inc. ............          600             31,800
                                                                 243,507
                                                            --------------
OIL & GAS - EXPLORATION/PRODUCTION (0.2%)
Anadarko Petroleum Corp. ...............          700             44,835
Apache Corp. ...........................          300             16,594
Burlington Resources, Inc. .............          400             14,400
Devon Energy Corp. .....................          400             20,160
Kerr-McGee Corp. .......................          300             19,593
Unocal Corp. ...........................          600             20,475
                                                                 136,057
                                                            --------------
                                           NUMBER OF        MARKET VALUE
                                            SHARES
                                          -------------     --------------
OIL & GAS - REFINING & MARKETING (0.1%)
Ashland Inc. ...........................          200              6,550
Sunoco, Inc. ...........................          300              8,981
Tosco Corp. ............................          500             14,313
                                                                  29,844
                                                            --------------
OIL - DOMESTIC INTEGRATED (0.3%)
Amerada Hess Corp. .....................          300             18,600
Conoco Inc. - Class B ..................        1,700             46,219
Occidental Petroleum Corp. .............        1,400             27,825
Phillips Petroleum Co. .................          900             55,575
USX-Marathon Group .....................        1,000             27,187
                                                                 175,406
                                                            --------------
OIL - INTERNATIONAL INTEGRATED (2.0%)
Chevron Corp. ..........................        1,300            106,763
Exxon Mobil Corp. ......................       11,400          1,016,737
Texaco, Inc. ...........................        1,200             70,875
                                                               1,194,375
                                                            --------------
PAPER & FOREST PRODUCTS (0.1%)
Boise Cascade Corp. ....................          200              5,738
International Paper Co. ................          500             18,312
Mead Corp. .............................          300              8,681
Potlatch Corp. .........................          100              3,350
Westvaco Corp. .........................          300              8,550
Weyerhaeuser Co. .......................          500             23,469
Willamette Industries, Inc. ............          400             14,525
                                                                  82,625
                                                            --------------
PERSONAL CARE (0.1%)
Alberto-Culver Co. - Class B ...........          100              3,356
Avon Products, Inc. ....................          600             29,100
Gillette Co. ...........................        1,300             45,338
                                                                  77,794
                                                            --------------
PHOTOGRAPHY/IMAGING (0.0%)
Eastman Kodak Co. ......................          400             17,950
                                                            --------------
POWER PRODUCERS - INDEPENDENT (0.1%)
AES Corp. + ............................          900             50,850
                                                            --------------
PUBLISHING (0.1%)
Harcourt General, Inc. .................          100              5,605
McGraw-Hill Co., Inc. (The) ............          500             32,094
Meredith Corp. .........................          100              3,175
                                                                  40,874
                                                            --------------
PUBLISHING - NEWSPAPERS (0.1%)
Dow Jones & Co., Inc. ..................          200             11,775
Gannett Co., Inc. ......................          500             29,000
Knight-Ridder, Inc. ....................          200             10,050
New York Times Co. .....................          400             14,700
Tribune Co. ............................          400             14,825
                                                                  80,350
                                                            --------------
RAILROADS (0.1%)
Burlington Northern Santa Fe Corp. .....        1,100             29,219
Norfolk Southern Corp. .................          800             11,300
Union Pacific Corp. ....................          400             18,750
                                                                  59,269
                                                            --------------
                                           NUMBER OF        MARKET VALUE
                                            SHARES
                                          -------------     --------------
RESTAURANTS (0.2%)
Darden Restaurants, Inc. ...............          300              6,750
McDonald's Corp. .......................        2,700             83,700
Starbucks Corp. + ......................          400             17,875
Wendy's International, Inc. ............          300              6,525
                                                                 114,850
                                                            --------------
RETAIL - BUILDING SUPPLIES (0.4%)
Home Depot, Inc. .......................        5,000            215,000
Sherwin-Williams Co. ...................          400              8,675
                                                                 223,675
                                                            --------------
RETAIL - COMPUTERS & ELECTRONICS (0.1%)
Best Buy Co., Inc. + ...................          600             30,112
Circuit City Stores - Circuit City Group          500              6,625
RadioShack Corp. .......................          600             35,775
                                                                  72,512
                                                            --------------
RETAIL - DEPARTMENT STORES (0.2%)
Federated Department Stores, Inc. + ....          700             22,794
Kohl's Corp. + .........................          800             43,350
May Department Stores Co. ..............          700             18,375
Sears, Roebuck & Co. ...................        1,000             29,730
                                                                 114,249
                                                            --------------
RETAIL - GENERAL MERCHANDISE CHAIN (0.9%)
Costco Wholesale Corp. + ...............        1,000             36,625
Target Corp. ...........................        2,000             55,250
Wal-Mart Stores, Inc. ..................        9,700            440,137
                                                                 532,012
                                                            --------------
RETAIL - SPECIALITY (0.1%)
AutoZone, Inc. + .......................          400             10,725
Bed Bath & Beyond, Inc. + ..............          700             18,069
Staples, Inc. + ........................          600              8,550
Tiffany & Co. ..........................          400             17,075
Toys "R" Us, Inc. + ....................          500              8,594
                                                                  63,013
                                                            --------------
RETAIL SPECIALITY - APPAREL (0.1%)
The Limited, Inc. ......................        1,000             25,250
TJX Companies, Inc. ....................          700             19,075
                                                                  44,325
                                                            --------------
RETAIL STORES - DRUG STORE (0.2%)
CVS Corp. ..............................          500             26,469
Longs Drug Stores Corp. ................          100              2,187
Walgreen Co. ...........................        2,000             91,250
                                                                 119,906
                                                            --------------
RETAIL STORES - FOOD CHAINS (0.2%)
Albertson's, Inc. ......................        1,000             23,688
Kroger Co. (The) + .....................        1,900             42,869
Safeway, Inc. + ........................        1,000             54,687
                                                                 121,244
                                                            --------------
SAVINGS & LOAN COMPANIES (0.2%)
Charter One Financial, Inc. ............          525             12,042
Golden West Financial Corp. ............          600             33,638
Washington Mutual Financial Corp. ......        1,200             52,800
                                                                  98,480
                                                            --------------
                                           NUMBER OF        MARKET VALUE
                                            SHARES
                                          -------------     --------------
SERVICES - ADVERTISING/MARKETING (0.1%)
Interpublic Group of Co., Inc. (The) ...          600             25,763
Omnicom Group, Inc. ....................          400             36,900
                                                                  62,663
                                                            --------------
SERVICES - COMMERCIAL & CONSUMER (0.1%)
Convergys Corp. + ......................          300             13,069
H&R Block, Inc. ........................          200              7,137
IMS Health, Inc. .......................          800             18,900
                                                                  39,106
                                                            --------------
SERVICES - COMPUTER SYSTEMS (0.1%)
Computer Sciences Corp. + ..............          400             25,200
Electronic Data Systems Corp. ..........          900             42,244
Sapient Corp. + ........................          400             14,225
                                                                  81,669
                                                            --------------
SERVICES - DATA PROCESSING (0.4%)
Automatic Data Processing, Inc. ........        1,400             91,437
Ceridian Corp. + .......................          300              7,500
Equifax, Inc. ..........................          300             10,350
First Data Corp. .......................          800             40,100
Paychex, Inc. ..........................        1,200             68,025
                                                                 217,412
                                                            --------------
SPECIALITY PRINTING (0.0%)
Deluxe Corp. ...........................          100              2,256
RR Donnelley & Sons Co. ................          300              6,450
                                                                   8,706
                                                            --------------
STEEL (0.0%)
Allegheny Technologies Inc. ............          200              4,050
Nucor Corp. ............................          300             10,407
Worthington Industries .................          100                956
                                                                  15,413
                                                            --------------
TELEPHONE (1.6%)
ALLTEL Corp. ...........................          400             25,775
BellSouth Corp. ........................        4,100            198,081
CenturyTel, Inc. .......................          200              7,700
Qwest Communications International Inc.
 +......................................        1,800             87,525
SBC Communications, Inc. ...............        7,400            426,887
Verizon Communications .................        3,000            173,438
                                                                 919,406
                                                            --------------
TELEPHONE LONG DISTANCE (0.4%)
AT&T Corp. .............................        4,100             95,069
Global Crossing Ltd. + .................        2,000             47,250
WorldCom, Inc. + .......................        3,100             73,625
                                                                 215,944
                                                            --------------
TEXTILES - APPAREL (0.0%)
Liz Claiborne, Inc. ....................          200              8,500
Russell Corp. ..........................          100              1,600
VF Corp. ...............................          300              8,194
                                                                  18,294
                                                            --------------
TOBACCO (0.3%)
Philip Morris Co. Inc. .................        4,900            179,462
UST, Inc. ..............................          400             10,100
                                                                 189,562
                                                            --------------
                                           NUMBER OF        MARKET VALUE
                                            SHARES
                                          -------------     --------------
TRUCKERS (0.0%)
Ryder System, Inc. .....................          200              3,950
                                                            --------------
TRUCKS & PARTS (0.0%)
PACCAR, Inc. ...........................          300             12,619
                                                            --------------
WASTE MANAGEMENT (0.1%)
Waste Management, Inc. .................        1,400             28,000
TOTAL COMMON STOCKS (COST $28,603,619)                        27,948,349
                                                            --------------
PREFERRED STOCKS (0.1%)
Seagram Co. Ltd. (Entertainment) .......        1,000             57,125
TOTAL PREFERRED STOCKS (COST $58,738)                             57,125
                                                            --------------
                                           PRINCIPAL
                                            AMOUNT
                                          -------------
LONG-TERM BONDS AND NOTES (49.4%)
U.S. Treasury Strip,Zero Coupon,08/15/05  $38,431,000         29,071,514
TOTAL LONG-TERM BONDS AND NOTES                               29,071,514
 (COST $28,857,984)
                                                            --------------
SHORT-TERM INVESTMENTS (3.2%)
Federal National Mortgage
 Assoc.,6.45%,11/01/00..................    1,695,000          1,695,000
U.S. Treasury Bill,5.95%,11/09/00 @ ....      200,000            199,736
TOTAL SHORT-TERM INVESTMENTS                                   1,894,736
 (COST $1,894,736)
                                                            --------------
TOTAL INVESTMENTS (COST $59,415,077)(A)                       58,971,724
OTHER ASSETS LESS LIABILITIES                                    (54,923  )
                                                            --------------
TOTAL NET ASSETS                                             $58,916,801
                                                            --------------


32 See Notes to Portfolio of Investments.

    See Notes to Portfolio of Investments.                                    33

PRINCIPAL PROTECTION FUNDS
PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2000
PRINCIPAL PROTECTION FUND IV (CONTINUED)

34 See Notes to Portfolio of Investments.

    See Notes to Portfolio of Investments.                                    35

PRINCIPAL PROTECTION FUNDS
PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2000
PRINCIPAL PROTECTION FUND IV (CONTINUED)

36 See Notes to Portfolio of Investments.

    See Notes to Portfolio of Investments.                                    37

PRINCIPAL PROTECTION FUNDS
PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2000
PRINCIPAL PROTECTION FUND IV (CONTINUED)






















NOTES TO PORTFOLIO OF INVESTMENTS
(a) The cost of investments for federal income tax purposes amounts to
$60,330,616. Unrealized gains and losses, based on identified tax cost at
October 31, 2000, are as follows:
Unrealized gains.......................         $  1,419,604
Unrealized losses......................          (2,778,496)
                                         -------------------
 Net unrealized loss...................         $           (1,358,892)
                                         ===================


Information concerning open futures contracts at October 31, 2000 is shown below:
                                       NOTIONAL
                          NO. OF        MARKET      EXPIRATION     UNREALIZED
                         CONTRACTS      VALUE          DATE        GAIN/(LOSS)
                        -----------  ------------  ------------  ---------------
    LONG CONTRACTS
----------------------
S&P 500 Index Futures.       5        $1,800,250      Dec 00        $  54,004
                                     ===========                 ============


+ Non-income producing security.
@ Security pledged to cover initial margin requirements on open futures contracts at October 31, 2000.

Category percentages are based on net assets.

38 See Notes to Financial Statements.

PRINCIPAL PROTECTION FUNDS
PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2000
INDEX PLUS PROTECTION FUND


                                           PRINCIPAL        MARKET VALUE
                                            AMOUNT
                                          -------------     --------------
SHORT-TERM INVESTMENTS (73.1%)
Cooperative Associates Tractor
 Dealers,6.65%,11/01/00.................  $   650,000            650,000
Federal Farm Credit Bank,6.37%,11/14/00       500,000            498,850
Federal Farm Credit Bank,6.38%,11/21/00     1,243,000          1,238,594
Federal Home Loan Bank,6.37%,11/10/00 ..    1,300,000          1,297,930
Federal Home Loan Mortgage
 Corp.,6.39%,11/30/00...................    2,224,000          2,213,341
Federal Home Loan Mortgage
 Corp.,6.40%,11/30/00...................    1,370,000          1,362,937
Federal National Mortgage
 Assoc.,6.38%,11/30/00..................    2,430,000          2,417,511
Federal National Mortgage
 Assoc.,6.40%,11/09/00..................    1,130,000          1,128,393
Federal National Mortgage
 Assoc.,6.45%,11/01/00..................      977,000            977,000
Student Loan Marketing
 Assoc.,6.35%,11/22/00..................    1,300,000          1,295,185
U.S. Treasury Bill,5.96%,11/30/00 ......      671,000            667,811
U.S. Treasury Bill,5.97%,11/30/00 ......    1,000,000            995,191
TOTAL SHORT-TERM INVESTMENTS                                  14,742,743
 (COST $14,742,743)
                                                            --------------
TOTAL INVESTMENTS (COST $14,742,743)(A)                       14,742,743
OTHER ASSETS LESS LIABILITIES                                  5,413,890
                                                            --------------
TOTAL NET ASSETS                                             $20,156,633
                                                            --------------


NOTES TO PORTFOLIO OF INVESTMENTS
(a) The cost of investments for federal income tax purposes is identical.
There were no unrealized gains or losses as of October 31, 2000.



Category percentages are based on net assets.

    See Notes to Financial Statements.                                        39

PRINCIPAL PROTECTION FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
OCTOBER 31, 2000





ASSETS:
Investments, at market value ..........................................
Cash ..................................................................
Receivable for:
 Dividends and interest ...............................................
 Fund shares sold .....................................................
 Variation margin .....................................................
 Reimbursement from Investment Adviser ................................
Prepaid expenses ......................................................
     Total assets .....................................................
LIABILITIES:
Payable for:
 Investments purchased ................................................
 Fund shares redeemed .................................................
Other liabilities .....................................................
     Total liabilities ................................................
      NET ASSETS ......................................................
NET ASSETS REPRESENTED BY:
Paid-in capital .......................................................
Net unrealized gain (loss) on investments and open futures contracts ..
Undistributed net investment income ...................................
Accumulated net realized loss on investments ..........................
     NET ASSETS .......................................................

Cost of investments ...................................................


CAPITAL SHARES, $.001 PAR VALUE:

Class A:

 Outstanding ..........................................................

 Net Assets ...........................................................
 Net Asset Value and redemption price per share (net assets divided by shares outstanding) ..................................................

 Offering price (net asset value divided by 1 minus maximum sales load)

Class B:

 Outstanding ..........................................................

 Net Assets ...........................................................
 Net Asset Value, offering and redemption price per share (net assets divided by shares outstanding) .......................................


40 See Notes to Financial Statements.

           PRINCIPAL PROTECTION  PRINCIPAL PROTECTION  PRINCIPAL PROTECTION  PRINCIPAL PROTECTION     INDEX PLUS
                  FUND I               FUND II               FUND III              FUND IV          PROTECTION FUND
           --------------------  --------------------  --------------------  --------------------  -----------------




              $152,039,083          $116,840,111           $98,832,896           $58,971,724          $14,742,743
                       575                   809                    67                   992               37,912

                    55,950                32,967                33,841                18,657                   20
                        --                    --                    --                    --            5,353,742
                    87,000                58,000                65,250                36,250                   --
                        --                    --                11,682                15,500               45,560
                     1,747                   454                 1,179                   932                   --
              ------------          ------------           -----------           -----------          -----------
               152,184,355           116,932,341            98,944,915            59,044,055           20,179,977
              ------------          ------------           -----------           -----------          -----------


                        --                    --                35,077                    --                   --
                   191,019                40,891                51,788                    --                   --
                   293,851               247,797               211,213               127,254               23,344
              ------------          ------------           -----------           -----------          -----------
                   484,870               288,688               298,078               127,254               23,344
              ------------          ------------           -----------           -----------          -----------
              $151,699,485          $116,643,653           $98,646,837           $58,916,801          $20,156,633
              ============          ============           ===========           ===========          ===========

              $147,829,166          $119,955,323           $97,398,706           $60,828,147          $20,129,351
                15,312,469             8,039,190             3,461,560              (389,349)                  --
                   171,848               642,264               551,289               288,888               27,282
               (11,613,998)          (11,993,124)           (2,764,718)           (1,810,885)                  --
              ------------          ------------           -----------           -----------          -----------
              $151,699,485          $116,643,653           $98,646,837           $58,916,801          $20,156,633
              ============          ============           ===========           ===========          ===========

              $136,860,388          $108,890,971           $95,476,873           $59,415,077          $14,742,743




                 1,814,561             1,136,802             1,051,218               568,225              257,789
              $ 18,712,161          $ 11,168,552           $10,739,432           $ 5,534,076          $ 2,585,114
              $      10.31          $       9.82           $     10.22           $      9.74          $     10.03
              $      10.82          $      10.31           $     10.73           $     10.23          $     10.53

                12,993,325            10,806,732             8,646,700             5,494,711            1,753,123
              $132,987,324          $105,475,101           $87,907,405           $53,382,725          $17,571,519
              $      10.24          $       9.76           $     10.17           $      9.72          $     10.02



    See Notes to Financial Statements.                                        41

PRINCIPAL PROTECTION FUNDS
STATEMENTS OF OPERATIONS






INVESTMENT INCOME:
Dividends .............................................................
Interest ..............................................................

Foreign taxes withheld on dividends ...................................
     Total investment income ..........................................
INVESTMENT EXPENSES:
Investment advisory fees ..............................................
Administrative services fees ..........................................
Distribution plan fees - Class A ......................................
Distribution plan fees - Class B ......................................
Shareholder services fees - Class A ...................................
Shareholder services fees - Class B ...................................
Printing and postage fees .............................................
Custody fees ..........................................................
Transfer agent fees ...................................................
Audit fees ............................................................
Directors' fees .......................................................
Registration fees .....................................................
Miscellaneous expenses ................................................
Expenses before reimbursement and waiver from Investment Adviser ......
Expense reimbursement and waiver from Investment Adviser ..............
     Net investment expenses ..........................................
Net investment income .................................................
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
 Investments ..........................................................
 Futures contracts ....................................................
     Net realized loss on investments .................................
Net change in unrealized gain or loss on:
 Investments ..........................................................
 Futures contracts ....................................................
     Net change in unrealized gain or loss on investments .............
Net realized and change in unrealized gain or loss on investments .....
Net increase (decrease) in net assets resulting from operations........



42 See Notes to Financial Statements.

                                                                    PRINCIPAL PROTECTION FUND III  PRINCIPAL PROTECTION FUND IV
                                                                    -----------------------------  ----------------------------
                                                                             PERIOD FROM                   PERIOD FROM
                                                                            MARCH 1, 2000                  JULY 6, 2000
         PRINCIPAL PROTECTION FUND I  PRINCIPAL PROTECTION FUND II          (COMMENCEMENT                 (COMMENCEMENT
         --------YEAR ENDED---------  ---------YEAR ENDED---------         OF OPERATIONS)                 OF OPERATIONS)
              OCTOBER 31, 2000              OCTOBER 31, 2000             TO OCTOBER 31, 2000           TO OCTOBER 31, 2000
         ---------------------------  ----------------------------       -------------------           -------------------

                $  1,283,969                 $    669,134                   $   277,015                    $    37,173
                   2,724,663                    2,908,664                     1,353,208                        509,726
                ------------                 ------------                   -----------                    -----------
                   4,008,632                    3,577,798                     1,630,223                        546,899
                      (7,046)                      (4,016)                       (1,493)                            --
                ------------                 ------------                   -----------                    -----------
                   4,001,586                    3,573,782                     1,628,730                        546,899
                ------------                 ------------                   -----------                    -----------

                   1,067,523                      706,157                       304,047                         69,728
                     164,234                      114,267                        53,737                         13,612
                      52,054                       27,884                        14,915                          3,229
                   1,075,595                      773,351                       358,281                         92,400
                          --                           --                            --                             --
                     358,532                      257,783                       119,427                         30,800
                       7,410                        5,251                         5,185                          3,927
                      74,095                       66,611                        29,661                         12,571
                     171,310                      109,908                        45,899                         10,969
                      26,653                       30,069                        16,292                         16,040
                       3,336                        2,134                           957                            323
                      28,003                       54,616                        74,542                         56,239
                     545,596                      347,707                       140,445                         29,765
                ------------                 ------------                   -----------                    -----------
                   3,574,341                    2,495,738                     1,163,388                        339,603
                     (37,593)                     (78,267)                      (85,947)                       (81,592)
                ------------                 ------------                   -----------                    -----------
                   3,536,748                    2,417,471                     1,077,441                        258,011
                ------------                 ------------                   -----------                    -----------
                     464,838                    1,156,311                       551,289                        288,888
                ------------                 ------------                   -----------                    -----------


                  (9,556,694)                 (11,455,710)                   (2,647,480)                    (1,672,215)
                    (489,451)                    (537,414)                     (117,238)                      (138,670)
                ------------                 ------------                   -----------                    -----------
                 (10,046,145)                 (11,993,124)                   (2,764,718)                    (1,810,885)
                ------------                 ------------                   -----------                    -----------

                  11,504,457                    7,949,140                     3,356,023                       (443,353)
                      67,910                       90,050                       105,537                         54,004
                ------------                 ------------                   -----------                    -----------
                  11,572,367                    8,039,190                     3,461,560                       (389,349)
                ------------                 ------------                   -----------                    -----------
                   1,526,222                   (3,953,934)                      696,842                     (2,200,234)
                ------------                 ------------                   -----------                    -----------
                $  1,991,060                 $ (2,797,623)                  $ 1,248,131                    $(1,911,346)
                ============                 ============                   ===========                    ===========
          INDEX PLUS PROTECTION FUND
          -------PERIOD FROM--------
               OCTOBER 2, 2000
                (COMMENCEMENT
                OF OPERATIONS)
             TO OCTOBER 31, 2000
             -------------------

                  $     --
                    36,742
                  --------
                    36,742
                        --
                  --------
                    36,742
                  --------

                     1,908
                       763
                        --
                     4,819
                       302
                     1,606
                     1,406
                     1,000
                     2,691
                     6,483
                        81
                    33,865
                        96
                  --------
                    55,020
                   (45,560)
                  --------
                     9,460
                  --------
                    27,282
                  --------


                        --
                        --
                  --------
                        --
                  --------

                        --
                        --
                  --------
                        --
                  --------
                        --
                  --------
                  $ 27,282
                  ========



    See Notes to Financial Statements.                                        43

PRINCIPAL PROTECTION FUNDS
STATEMENTS OF CHANGES IN NET ASSETS





                                              PRINCIPAL PROTECTION FUND I
                                           ----------------------------------
                                                                PERIOD FROM
                                                               AUGUST 6, 1999
                                                              (COMMENCEMENT OF
                                              YEAR ENDED       OPERATIONS) TO
                                           OCTOBER 31, 2000   OCTOBER 31, 1999
                                           ----------------   ----------------
FROM OPERATIONS:
Net investment income ...................   $    464,838       $    442,649
Net realized loss on investments.........    (10,046,145)        (1,567,853)
Net change in unrealized gain or loss on
 investments.............................     11,572,367          3,740,102
                                            ------------       ------------
 Net increase in net assets resulting
 from operations.........................      1,991,060          2,614,898
                                            ------------       ------------
DISTRIBUTIONS TO SHAREHOLDERS:
Class A:
 From net investment income..............       (136,091)                --
Class B:
 From net investment income..............       (599,548)                --
                                            ------------       ------------
 Decrease in net assets from
 distributions to shareholders...........       (735,639)                --
                                            ------------       ------------
FROM FUND SHARE TRANSACTIONS:
Class A:
 Proceeds from shares sold...............         87,657         20,861,153
 Net asset value of shares issued upon
  reinvestment of distributions..........        129,949                 --
 Payments for shares redeemed............     (2,832,762)          (143,490)
Class B:
 Proceeds from shares sold...............             --        142,404,291
 Net asset value of shares issued upon
  reinvestment of distributions..........        583,660                 --
 Payments for shares redeemed............    (12,898,302)          (362,990)
                                            ------------       ------------
 Net increase (decrease) in net assets
 from fund share transactions............    (14,929,798)       162,758,964
                                            ------------       ------------
Net change in net assets.................    (13,674,377)       165,373,862
NET ASSETS:
Beginning of period......................    165,373,862                 --
                                            ------------       ------------
End of period............................   $151,699,485       $165,373,862
                                            ============       ============
End of period net assets includes
 undistributed net investment income.....   $    171,848       $    442,649
                                            ============       ============
SHARE TRANSACTIONS:
Class A:
 Number of shares sold...................          8,432          2,079,001
 Number of shares issued upon
  reinvestment of distributions..........         12,271                 --
 Number of shares redeemed...............       (270,759)           (14,384)
                                            ------------       ------------
 Net increase (decrease).................       (250,056)         2,064,617
                                            ============       ============
Class B:
 Number of shares sold...................             --         14,203,802
 Number of shares issued upon
  reinvestment of distributions..........         55,166                 --
 Number of shares redeemed...............     (1,229,238)           (36,405)
                                            ------------       ------------
 Net increase (decrease).................     (1,174,072)        14,167,397
                                            ============       ============



44 See Notes to Financial Statements.

                                              PRINCIPAL PROTECTION FUND II
                                           ----------------------------------
                                                                PERIOD FROM
                                                              OCTOBER 7, 1999
                                                              (COMMENCEMENT OF
                                              YEAR ENDED       OPERATIONS) TO
                                           OCTOBER 31, 2000   OCTOBER 31, 1999
                                           ----------------   ----------------
FROM OPERATIONS:
Net investment income....................   $  1,156,311        $    25,434
Net realized loss on investments.........    (11,993,124)                --
Net change in unrealized gain or loss on
 investments.............................      8,039,190                 --
                                            ------------        -----------
 Net increase (decrease) in net assets
 resulting from operations...............     (2,797,623)            25,434
                                            ------------        -----------
DISTRIBUTIONS TO SHAREHOLDERS:
Class A:
 From net investment income..............        (65,405)                --
Class B:
 From net investment income..............       (474,076)                --
                                            ------------        -----------
 Decrease in net assets from
 distributions to shareholders...........       (539,481)                --
                                            ------------        -----------
FROM FUND SHARE TRANSACTIONS:
Class A:
 Proceeds from shares sold...............     11,124,504          2,076,588
 Net asset value of shares issued upon
  reinvestment of distributions..........         64,539                 --
 Payments for shares redeemed............     (1,865,700)                --
Class B:
 Proceeds from shares sold...............     88,976,954         24,641,340
 Net asset value of shares issued upon
  reinvestment of distributions..........        464,733                 --
 Payments for shares redeemed............     (5,199,503)          (328,132)
                                            ------------        -----------
 Net increase in net assets from fund
 share transactions......................     93,565,527         26,389,796
                                            ------------        -----------
Net change in net assets.................     90,228,423         26,415,230
NET ASSETS:
Beginning of period......................     26,415,230                 --
                                            ------------        -----------
End of period............................   $116,643,653        $26,415,230
                                            ============        ===========
End of period net assets includes
 undistributed net investment income.....   $    642,264        $    25,434
                                            ============        ===========
SHARE TRANSACTIONS:
Class A:
 Number of shares sold...................      1,106,686            207,499
 Number of shares issued upon
  reinvestment of distributions..........          6,333                 --
 Number of shares redeemed...............       (183,716)                --
                                            ------------        -----------
 Net increase............................        929,303            207,499
                                            ============        ===========
Class B:
 Number of shares sold...................      8,856,713          2,462,302
 Number of shares issued upon
  reinvestment of distributions..........         45,607                 --
 Number of shares redeemed...............       (525,109)           (32,781)
                                            ------------        -----------
 Net increase ...........................      8,377,211          2,429,521
                                            ============        ===========



    See Notes to Financial Statements.                                        45

PRINCIPAL PROTECTION FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)


                                                  PRINCIPAL PROTECTON FUND III
                                                 ------------------------------
                                                          PERIOD FROM
                                                         MARCH 1, 2000
                                                        (COMMENCEMENT OF
                                                         OPERATIONS) TO
                                                        OCTOBER 31, 2000
                                                        ----------------
FROM OPERATIONS:
Net investment income .........................           $   551,289
Net realized loss on investments...............            (2,764,718)
Net change in unrealized gain or loss on
 investments...................................             3,461,560
                                                          -----------
 Net increase in net assets resulting from
  operations...................................             1,248,131
                                                          -----------
FROM FUND SHARE TRANSACTIONS:
Class A:
 Proceeds from shares sold.....................            10,803,368
 Payments for shares redeemed..................              (248,297)
Class B:
 Proceeds from shares sold.....................            88,078,352
 Payments for shares redeemed..................            (1,234,717)
                                                          -----------
 Net increase in net assets from fund share
 transactions..................................            97,398,706
                                                          -----------
Net change in net assets.......................            98,646,837
NET ASSETS:
Beginning of period............................                    --
                                                          -----------
End of period..................................           $98,646,837
                                                          ===========
End of period net assets includes undistributed
 net investment income.........................           $   551,289
                                                          ===========
SHARE TRANSACTIONS:
Class A:
 Number of shares sold.........................             1,074,778
 Number of shares redeemed.....................               (23,560)
                                                          -----------
 Net increase..................................             1,051,218
                                                          ===========
Class B:
 Number of shares sold.........................             8,766,312
 Number of shares redeemed.....................              (119,612)
                                                          -----------
 Net increase..................................             8,646,700
                                                          ===========



46 See Notes to Financial Statements.

                                                   PRINCIPAL PROTECTON FUND IV
                                                  -----------------------------
                                                           PERIOD FROM
                                                          JULY 6, 2000
                                                        (COMMENCEMENT OF
                                                         OPERATIONS) TO
                                                        OCTOBER 31, 2000
                                                        ----------------
FROM OPERATIONS:
Net investment income ..........................          $   288,888
Net realized loss on investments................           (1,810,885)
Net change in unrealized gain or loss on
 investments....................................             (389,349)
                                                          -----------
 Net decrease in net assets resulting from
 operations.....................................           (1,911,346)
                                                          -----------
FROM FUND SHARE TRANSACTIONS:
Class A:
 Proceeds from shares sold......................            5,770,083
 Payments for shares redeemed...................              (66,291)
Class B:
 Proceeds from shares sold......................           55,521,863
 Payments for shares redeemed...................             (397,508)
                                                          -----------
 Net increase in net assets from fund share
 transactions...................................           60,828,147
                                                          -----------
Net change in net assets........................           58,916,801
NET ASSETS:
Beginning of period.............................                   --
                                                          -----------
End of period...................................          $58,916,801
                                                          ===========
End of period net assets includes undistributed
 net investment income..........................          $   288,888
                                                          ===========
SHARE TRANSACTIONS:
Class A:
 Number of shares sold..........................              574,891
 Number of shares redeemed......................               (6,666)
                                                          -----------
 Net increase...................................              568,225
                                                          ===========
Class B:
 Number of shares sold..........................            5,535,386
 Number of shares redeemed......................              (40,675)
                                                          -----------
 Net increase...................................            5,494,711
                                                          ===========



    See Notes to Financial Statements.                                        47

PRINCIPAL PROTECTION FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)


                                                    INDEX PLUS PROTECTION FUND
                                                   ----------------------------
                                                           PERIOD FROM
                                                         OCTOBER 2, 2000
                                                         (COMMENCEMENT OF
                                                          OPERATIONS) TO
                                                         OCTOBER 31, 2000
                                                         ----------------
FROM OPERATIONS:
Net investment income ...........................          $    27,282
                                                           -----------
 Net increase in net assets resulting from
 operations......................................               27,282
                                                           -----------
FROM FUND SHARE TRANSACTIONS:
Class A:
 Proceeds from shares sold.......................            2,580,375
Class B:
 Proceeds from shares sold.......................           17,548,976
                                                           -----------
 Net increase in net assets from fund share
 transactions....................................           20,129,351
                                                           -----------
Net change in net assets.........................           20,156,633
NET ASSETS:
Beginning of period..............................                   --
                                                           -----------
End of period....................................          $20,156,633
                                                           ===========
End of period net assets includes undistributed
 net investment income...........................          $    27,282
                                                           ===========
SHARE TRANSACTIONS:
Class A:
 Number of shares sold...........................              257,789
                                                           -----------
 Net increase....................................              257,789
                                                           ===========
Class B:
 Number of shares sold...........................            1,753,123
                                                           -----------
 Net increase....................................            1,753,123
                                                           ===========



48 See Notes to Financial Statements.

PRINCIPAL PROTECTION FUNDS
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2000


1. ORGANIZATION

Aetna Series Fund, Inc. (Company) is registered under the Investment Company Act of 1940 (the Act) as an open-end management investment company. It was incorporated under the laws of Maryland on June 17, 1991. The Articles of Incorporation permit the Company to offer separate funds, each of which has it's own investment objective, policies and restrictions.

This report covers five funds, (each a Fund; collectively, the Funds) Aetna Principal Protection Fund I (PPF I), Aetna Principal Protection Fund II (PPF
II), Aetna Principal Protection Fund III (PPF III), Aetna Principal Protection Fund IV (PPF IV) and Aetna Index Plus Protection Fund (IPPF). Each Fund seeks to achieve maximum total return by participating in favorable equity market performance while preserving the principal amount of the Fund as of the inception of each Fund's Guarantee Period. Each Fund guarantees that the amount distributed to each shareholder will be no less than the value of that shareholder's investment as of the inception of the Guarantee Period provided that all distributions received from the Fund have been reinvested and no shares have been redeemed. Each Funds' Guarantee is backed by an unconditional irrevocable guarantee from MBIA Insurance Corporation (MBIA), an AAA/Aaa rated monoline financial guarantor. Each Fund pays MBIA a guarantee fee of 0.33% of its average daily net assets.

                                                                OFFERING                               GUARANTEE         MATURITY
                                                                 PERIOD                                 PERIOD             DATE
                                                                 ------                                 ------             ----
PPF I*                                                     08/06/99 - 10/06/99                    10/07/99 - 10/06/04   10/06/04
PPF II*                                                    10/07/99 - 12/20/99                    12/21/99 - 12/20/04   12/20/04
PPF III*                                                   03/01/00 - 05/31/00                    06/01/00 - 05/31/05   05/31/05
PPF IV*                                                    07/06/00 - 09/06/00                    09/07/00 - 09/06/05   09/06/05
                                                                                                                                1
IPPF                                                       10/02/00 - 11/30/00                    12/01/00 - 11/30/05   1/30/05**
* Closed to new investors.

** Guarantee Maturity Date for IPPF. After this date IPPF goes into the Index Plus Large Cap Period.


The Funds are authorized to offer two classes of shares, Class A and Class B. Information regarding sales charges and fees pursuant to Rule 12b-1 of the Act are as follows:

  CLASS A: Generally, subject to a front-end sales charge; distribution fees
         (service fee for IPPF) of 0.25% (of average net assets of the class per year).

  CLASS B: No front-end sales charge; contingent deferred sales charge (CDSC) applies if you sell your shares prior to the Maturity Date; distribution fees of 0.75%; service fees of 0.25%.

Aeltus Investment Management, Inc. (Aeltus) serves as the investment advisor to each Fund. Aeltus Capital, Inc. (ACI) is each Fund's principal underwriter. Aeltus and ACI are indirect wholly owned subsidiaries of Aetna Inc. (Aetna).

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements of each Fund have been prepared in accordance with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect amounts reported therein. Actual results may differ from these estimates.

PRINCIPAL PROTECTION FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 2000


A. VALUATION OF INVESTMENTS

Exchange traded equity investments are stated at market values based upon prices furnished by external pricing sources as reported on national securities exchanges. Over-the-counter securities are stated at the last sale price, or if there has been no sale that day, at the mean of the bid and asked prices. Fixed income securities, maturing in more than sixty days for which market quotations are readily available are valued at the mean of the last bid and asked price. Short-term investments maturing in sixty days or less are valued at amortized cost, which when combined with accrued interest, approximates market value. Equity and fixed income investments for which market quotations are not considered to be readily available are valued using methods approved by the Board of Directors (Board).

B. FUTURES CONTRACTS

A futures contract is an agreement between two parties to buy and sell a specific amount of a commodity, security or financial instrument, including an index of stocks, at a set price on a future date. The Funds may invest in futures contracts on the S&P 500 Index and U.S. Treasury Securities as a hedge against their existing portfolio securities, to manage the risk of changes in interest rates, equity prices, or in anticipation of future purchases and sales of portfolio securities.

Upon entering into a futures contract, the Funds are required to deposit with a broker an amount (initial margin) equal to a percentage of the purchase price indicated by the futures contract. Subsequent deposits (variation margin) are received or paid each day by the Funds equal to the daily fluctuations in the market value of the contract. These amounts are recorded by the Funds as unrealized gains or losses. When a contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Generally, futures contracts held by the Funds are closed prior to expiration.

The risks associated with financial futures may arise from an imperfect correlation between the change in market value of the securities held by the Funds and the price of the contracts. Risks may also arise from an illiquid secondary market or from the inability of counterparties to meet the terms of the contracts.

Realized and unrealized gains or losses on financial futures are reflected in the accompanying financial statements. The amounts at risk under such futures may exceed the amounts reflected in the financial statements. For federal income tax purposes, any futures contracts which remain open at year end are marked-to-market and the resultant net gain or loss is reported to shareholders as federal taxable income.

C. ILLIQUID AND RESTRICTED SECURITIES

Illiquid securities are not readily marketable. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the Funds to sell them promptly at an acceptable price. Restricted securities are those sold under Rule 144A of the Securities Act of 1933 (1933 Act) or are securities offered pursuant to Section 4(2) of the 1933 Act, and are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Illiquid and restricted securities are valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined under procedures approved by the Board. The Funds will not pay the costs of disposition of restricted securities other than ordinary brokerage fees, if any.

D. FEDERAL INCOME TAXES

Each fund intends to meet the requirements to be taxed as a regulated investment company for the current year. As such, the Funds are relieved of federal income taxes by distributing all of its net taxable investment income and capital gains, if any, in compliance with the aplicable provisions of the Internal Revenue Code (Code). Furthermore, by declaring such distributions during the calendar year, each Fund will avoid federal excise taxes in accordance with the applicable provisions of the Code. Thus, the financial statements contain no provision for federal income taxes.

E. DISTRIBUTIONS

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for futures contracts and repurchases of certain securities sold at a loss. In addition, distributions of realized gains from sales of securities held one year or less are taxable to shareholders at ordinary income tax rates rather than preferred capital gain tax rates in accordance with the applicable provisions of the Code.

F. OTHER

Investment transactions are accounted for on the day following trade date, except same day settlements which are accounted for on the trade date. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized, respectively, using an effective yield method over the life of the security. Dividend income and stock splits are recorded on the ex-dividend date. Realized gains and losses from investment transactions are determined on an identified cost basis.

3. INVESTMENT ADVISORY, SHAREHOLDER SERVICES AND DISTRIBUTION FEES

Each Fund pays Aeltus an investment advisory fee expressed as a percentage of each Fund's average daily net assets. The advisory fee for each Fund is 0.25% of the Fund's average daily net assets during its Offering Period and 0.65% of each Fund's average daily net assets during its Guarantee Period (see table in Section 1 - Organization).

The Company and Aeltus have entered into an Administrative Services Agreement under which Aeltus acts as administrator and provides certain administrative and shareholder services and is responsible for the supervision of other service providers for each Fund. Each Fund pays Aeltus an administrative services fee at an annual rate of 0.10% of its average daily net assets.

The Company has adopted a Shareholder Services Plan for the Class B shares and for the Class A shares of IPPF. Under the Shareholder Services Plan, ACI is paid a service fee at an annual rate of 0.25% of the average daily net assets of Class B shares. This fee is used as compensation for expenses incurred in servicing shareholders' accounts.

The Company has adopted a Distribution Plan pursuant to Rule 12b-1 under the Act for the Class A and Class B shares except for the Class A shares of IPPF. The Distribution Plan provides for payments to ACI at an annual rate of 0.25% of the average daily net assets of Class A shares of each Fund and 0.75% of the average daily net assets of Class B shares of each Fund. Amounts paid by the Funds are used to pay expenses incurred by ACI in promoting the sale of Class A and Class B shares.

Presently, the Funds' class-specific expenses are limited to distribution fees incurred in connection with the Class A and Class B shares and service fees incurred in connection with the Class B shares and for the Class A shares of IPPF.

4. REIMBURSEMENT AND WAIVER FROM INVESTMENT ADVISER

Aeltus is contractually obligated, through the Maturity Date, to reimburse the Funds for some or all of their operating expenses or to waive fees in order to maintain a certain expense ratio. Reimbursement and waiver arrangements, will increase a Fund's total return. Actual expenses for the year ended October 31, 2000 were at contractual limits. Actual expense ratios are included in the Financial Highlights.

PRINCIPAL PROTECTION FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 2000



5. PURCHASES AND SALES OF INVESTMENT SECURITIES

Purchases and sales of investment securities, excluding short-term investments, for the year ended October 31, 2000 were:

                                         COST OF PURCHASES   PROCEEDS FROM SALES
                                         -----------------   -------------------
PPF I                                      $536,948,361         $556,279,260
PPF II                                     425,677,162          310,617,272
PPF III                                    205,911,834          111,820,154
PPF IV                                     81,248,104           22,229,489


6. CAPITAL LOSS CARRYFORWARDS

It is the policy of the Fund to reduce future distributions of realized gains to shareholders to the extent of the unexpired capital loss carryforwards. Such capital loss carryforwards may be used to offset future capital gains until their respesctive expiration dates. As of October 31, 2000, the following capital loss carryforwards had been incurred:

         TOTAL CAPITAL LOSS     YEAR OF EXPIRATION
                                -------------
            CARRYFORWARD        2007           2008
            ------------        ----           ----
PPF I        $5,309,443       $688,867      $4,620,576
PPF II        6,412,929               --     6,412,929
PPF III       1,407,015               --     1,407,015
PPF IV          841,342               --       841,342



7. AUTHORIZED CAPITAL SHARES

The Company is authorized to issue a total of 15 billion shares. Of those 15 billion shares, each Fund has been allocated 100 million shares each of Class A and Class B.

PRINCIPAL PROTECTION FUNDS
ADDITIONAL INFORMATION
OCTOBER 31, 2000


1. FEDERAL TAX STATUS OF DIVIDENDS DECLARED DURING THE FISCAL YEAR (UNAUDITED) In accordance with federal tax authorities, certain portions of the dividends taxable as ordinary income qualify for the corporate dividends received deduction. The following percentages reflect the portions of such dividends paid:

PPF I       45.51%
PPF II      48.53%


2. SHAREHOLDER MEETING (UNAUDITED)

The shareholders of Aetna Inc. (Aetna), of which Aeltus was an indirect wholly-owned subsidiary, voted in favor of a proposal to sell certain of Aetna's businesses, including Aeltus, to ING Groep N.V. (ING), an integrated financial services provider. Consummation of the transaction has resulted in Aeltus becoming an indirect wholly-owned subsidiary of ING in December 2000.

Under the Act, the transaction resulted in a change in control of Aeltus and therefore, constituted an assignment of the Company's investment advisory agreements. Consequently, Aeltus received approval of new investment advisory agreements from the Board and the shareholders of each Fund. The results of the shareholder meeting held on November 22, 2000, are as follows:

A. ELECTION OF DIRECTORS
The following individuals were elected to serve as Directors of the Company. Every individual named served as a Director prior to this election and there are no other individuals currently serving as Directors of the Company.


                           NUMBER OF                % OF VOTES
                                              -------------------------
                         SHARES VOTING        CAST FOR        WITHHELD
                        -----------------     ----------     ----------
Albert E. DePrince Jr.
                        695,450,143.647       95.737%          4.263%
Maria T. Fighetti
                        695,450,143.647       95.658%          4.342%
J. Scott Fox
                        695,450,143.647       95.644%          4.356%
David L. Grove
                        695,450,143.647       95.539%          4.461%
John Y. Kim
                        695,450,143.647       95.641%          4.359%
Sidney Koch
                        695,450,143.647       95.652%          4.348%
Corine T. Norgaard
                        695,450,143.647       95.628%          4.372%
Richard G. Scheide
                        695,450,143.647       95.610%          4.390%


B. APPROVAL OF INVESTMENT ADVISORY AGREEMENTS
Shareholders in each Fund voted to approve a new Investment Advisory Agreement (Agreement) between each Fund and Aeltus. The Agreement reflects the acquisition of the financial services and international businesses of Aetna, of which Aeltus is an indirect wholly-owned subsidiary, by ING, with no change in advisory fees payable to Aeltus.

                     NUMBER OF                          % OF VOTES
                                        --------------------------------------------
                   SHARES VOTING        CAST FOR       CAST AGAINST        ABSTAIN
                   ----------------     ----------     --------------     ----------
PPF I
                   11,765,741.263       97.386%           1.176%            1.438%
PPF II
                    9,323,320.394       97.371%           0.710%            1.919%
PPF III
                    7,504,282.233       97.748%           0.715%            1.537%
PPF IV
                    4,968,221.177       97.760%           0.993%            1.247%

AETNA PRINCIPAL PROTECTION FUNDS
ADDITIONAL INFORMATION (CONTINUED)
OCTOBER 31, 2000



C. RATIFICATION OF SELECTION OF INDEPENDENT AUDITORS
Shareholders of all the Funds of the Company approved the selection of KPMG LLP as independent auditors for all of the Funds for the fiscal year ending October 31, 2001.

                      NUMBER OF                          % OF VOTES
                                         --------------------------------------------
                    SHARES VOTING        CAST FOR       CAST AGAINST        ABSTAIN
                   -----------------     ----------     --------------     ----------
KPMG LLP
                   695,450,143.647       94.875%           1.199%            3.926%

                       THIS PAGE INTENTIONALLY LEFT BLANK

PRINCIPAL PROTECTION FUNDS
FINANCIAL HIGHLIGHTS
PRINCIPAL PROTECTION FUND I
Selected data for a fund share outstanding throughout each period:


                                                               PERIOD FROM
                                                             AUGUST 6, 1999
                                             YEAR ENDED       (COMMENCEMENT
                                             OCTOBER 31,     OF OPERATIONS)
                  CLASS A                       2000       TO OCTOBER 31, 1999
-------------------------------------------  -----------   -------------------

Net asset value, beginning of period ......   $ 10.20          $ 10.00
                                              -------          -------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ....................      0.05++           0.07+
 Net realized and change in unrealized gain
 or loss on investments ...................      0.13             0.13
                                              -------          -------
   Total income from investment operations       0.18             0.20
                                              -------          -------
LESS DISTRIBUTIONS:
 From net investment income ...............     (0.07)              --
                                              -------          -------
   Total distributions ....................     (0.07)              --
                                              -------          -------
Net asset value, end of period ............   $ 10.31          $ 10.20
                                              =======          =======

Total return ..............................      1.71%            1.39%*
Net assets, end of period (000's) .........   $18,712          $21,069
Ratio of net investment expenses to average
 net assets ...............................      1.50%            1.06%(1)
Ratio of net investment income to average
 net assets ...............................      0.94%            2.76%(1)
Ratio of expenses before reimbursement and
 waiver to average net assets .............      1.52%            1.46%(1)
Portfolio turnover rate ...................    337.06%           41.95%


* Represents performance beginning on the first day of the Guarantee Period.

(1) Annualized.

++ Per share data calculated using the SEC method.

+ Per share data calculated using weighted average number of shares outstanding throughout the period.

56 See Notes to Financial Statements.

PRINCIPAL PROTECTION FUND I
Selected data for a fund share outstanding throughout each period:


                                                               PERIOD FROM
                                                             AUGUST 6, 1999
                                             YEAR ENDED       (COMMENCEMENT
                                             OCTOBER 31,     OF OPERATIONS)
                  CLASS B                       2000       TO OCTOBER 31, 1999
-------------------------------------------  -----------   -------------------

Net asset value, beginning of period ......   $  10.19        $  10.00
                                              --------        --------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ....................       0.03++          0.05+
 Net realized and change in unrealized gain
 or loss on investments ...................       0.06            0.14
                                              --------        --------
   Total income from investment operations        0.09            0.19
                                              --------        --------
LESS DISTRIBUTIONS:
 From net investment income ...............      (0.04)             --
                                              --------        --------
   Total distributions ....................      (0.04)             --
                                              --------        --------
Net asset value, end of period ............   $  10.24        $  10.19
                                              ========        ========

Total return ..............................       0.89%           1.39%*
Net assets, end of period (000's) .........   $132,987        $144,305
Ratio of net investment expenses to average
 net assets ...............................       2.25%           1.80%(1)
Ratio of net investment income to average
 net assets ...............................       0.19%           2.01%(1)
Ratio of expenses before reimbursement and
 waiver to average net assets .............       2.27%           2.21%(1)
Portfolio turnover rate ...................     337.06%          41.95%


* Represents performance beginning on the first day of the Guarantee Period.

(1) Annualized.

++ Per share data calculated using the SEC method.

+ Per share data calculated using weighted average number of shares outstanding throughout the period.

    See Notes to Financial Statements.                                        57

PRINCIPAL PROTECTION FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
PRINCIPAL PROTECTION FUND II
Selected data for a fund share outstanding throughout each period:


                                                               PERIOD FROM
                                                             OCTOBER 7, 1999
                                             YEAR ENDED       (COMMENCEMENT
                                             OCTOBER 31,     OF OPERATIONS)
                  CLASS A                       2000       TO OCTOBER 31, 1999
-------------------------------------------  -----------   -------------------

Net asset value, beginning of period ......  $ 10.02           $10.00
                                             -------           ------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ....................     0.10++           0.02+
 Net realized and change in unrealized gain
 or loss on investments ...................    (0.25)              --
                                             -------           ------
   Total income from investment operations     (0.15)            0.02
                                             -------           ------
LESS DISTRIBUTIONS:
 From net investment income ...............    (0.05)              --
                                             -------           ------
   Total distributions ....................    (0.05)              --
                                             -------           ------
Net asset value, end of period ............  $  9.82           $10.02
                                             =======           ======

Total return ..............................    (2.00)%*            --
Net assets, end of period (000's) .........  $11,169           $2,079
Ratio of net investment expenses to average
 net assets ...............................     1.35%            0.58%(1)
Ratio of net investment income to average
 net assets ...............................     1.59%            3.85%(1)
Ratio of expenses before reimbursement and
 waiver to average net assets .............     1.41%            6.47%(1)
Portfolio turnover rate ...................   259.93%              --


* Represents performance beginning on the first day of the Guarantee Period.

(1) Annualized.

++ Per share data calculated using the SEC method.

+ Per share data calculated using weighted average number of shares outstanding throughout the period.

58 See Notes to Financial Statements.

PRINCIPAL PROTECTION FUND II
Selected data for a fund share outstanding throughout each period:


                                                               PERIOD FROM
                                                             OCTOBER 7, 1999
                                             YEAR ENDED       (COMMENCEMENT
                                             OCTOBER 31,     OF OPERATIONS)
                  CLASS B                       2000       TO OCTOBER 31, 1999
-------------------------------------------  -----------   -------------------

Net asset value, beginning of period ......  $  10.02          $ 10.00
                                             --------          -------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ....................      0.08++           0.02+
 Net realized and change in unrealized gain
 or loss on investments ...................     (0.30)              --
                                             --------          -------
   Total income from investment operations      (0.22)            0.02
                                             --------          -------
LESS DISTRIBUTIONS:
 From net investment income ...............     (0.04)              --
                                             --------          -------
   Total distributions ....................     (0.04)              --
                                             --------          -------
Net asset value, end of period ............  $   9.76          $ 10.02
                                             ========          =======

Total return ..............................     (2.58)%*            --
Net assets, end of period (000's) .........  $105,475          $24,336
Ratio of net investment expenses to average
 net assets ...............................      2.05%            1.30%(1)
Ratio of net investment income to average
 net assets ...............................      0.88%            3.12%(1)
Ratio of expenses before reimbursement and
 waiver to average net assets .............      2.12%            7.19%(1)
Portfolio turnover rate ...................    259.93%              --


* Represents performance beginning on the first day of the Guarantee Period.

(1) Annualized.

++ Per share data calculated using the SEC method.

+ Per share data calculated using weighted average number of shares outstanding throughout the period.

    See Notes to Financial Statements.                                        59

PRINCIPAL PROTECTION FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
PRINCIPAL PROTECTION FUND III
Selected data for a fund share outstanding throughout each period:


                                                               PERIOD FROM
                                                              MARCH 1, 2000
                                                              (COMMENCEMENT
                                                             OF OPERATIONS)
                        CLASS A                            TO OCTOBER 31, 2000
--------------------------------------------------------   -------------------

Net asset value, beginning of period ...................       $ 10.00
                                                               -------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income .................................          0.06++
 Net realized and change in unrealized gain or loss on
 investments............................................          0.16
                                                               -------
   Total income from investment operations .............          0.22
                                                               -------
Net asset value, end of period .........................       $ 10.22
                                                               =======

Total return ...........................................          1.09%*
Net assets, end of period (000's) ......................       $10,739
Ratio of net investment expenses to average net assets .          1.06%(1)
Ratio of net investment income to average net assets ...          1.34%(1)
Ratio of expenses before reimbursement and waiver to
 average net assets ....................................          1.19%(1)
Portfolio turnover rate.................................        112.88%


* Represents performance beginning on the first day of the Guarantee Period.

(1) Annualized.

++ Per share data calculated using the SEC method.



60 See Notes to Financial Statements.

PRINCIPAL PROTECTION FUND III
Selected data for a fund share outstanding throughout each period:


                                                               PERIOD FROM
                                                              MARCH 1, 2000
                                                              (COMMENCEMENT
                                                             OF OPERATIONS)
                        CLASS B                            TO OCTOBER 31, 2000
--------------------------------------------------------   -------------------

Net asset value, beginning of period ...................       $ 10.00
                                                               -------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income .................................          0.06++
 Net realized and change in unrealized gain or loss on
 investments............................................          0.11
                                                               -------
   Total income from investment operations .............          0.17
                                                               -------
Net asset value, end of period .........................       $ 10.17
                                                               =======

Total return............................................          0.79%*
Net assets, end of period (000's) ......................       $87,907
Ratio of net investment expenses to average net assets .          1.65%(1)
Ratio of net investment income to average net assets ...          0.75%(1)
Ratio of expenses before reimbursement and waiver to
 average net assets ....................................          1.78%(1)
Portfolio turnover rate.................................        112.88%


* Represents performance beginning on the first day of the Guarantee Period.

(1) Annualized.

++ Per share data calculated using the SEC method.



    See Notes to Financial Statements.                                        61

PRINCIPAL PROTECTION FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
PRINCIPAL PROTECTION FUND IV
Selected data for a fund share outstanding throughout each period:


                                                               PERIOD FROM
                                                              JULY 6, 2000
                                                              (COMMENCEMENT
                                                             OF OPERATIONS)
                        CLASS A                            TO OCTOBER 31, 2000
--------------------------------------------------------   -------------------

Net asset value, beginning of period ...................       $10.00
                                                               ------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income .................................         0.05++
 Net realized and change in unrealized gain or loss on
 investments............................................        (0.31)
                                                               ------
   Total from investment operations ....................        (0.26)
                                                               ------
Net asset value, end of period .........................       $ 9.74
                                                               ======

Total return ...........................................        (3.37)%*
Net assets, end of period (000's) ......................       $5,534
Ratio of net investment expenses to average net assets .         0.87%(1)
Ratio of net investment income to average net assets ...         2.01%(1)
Ratio of expenses before reimbursement and waiver to
 average net assets ....................................         1.30%(1)
Portfolio turnover rate.................................        38.46%



* Represents performance beginning on the first day of the Guarantee Period.

(1) Annualized.

++ Per share data calculated using the SEC method.



62 See Notes to Financial Statements.

PRINCIPAL PROTECTION FUND IV
Selected data for a fund share outstanding throughout each period:


                                                               PERIOD FROM
                                                              JULY 6, 2000
                                                              (COMMENCEMENT
                                                             OF OPERATIONS)
                        CLASS B                            TO OCTOBER 31, 2000
--------------------------------------------------------   -------------------

Net asset value, beginning of period ...................       $ 10.00
                                                               -------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income .................................          0.05++
 Net realized and change in unrealized gain or loss on
 investments............................................         (0.33)
                                                               -------
   Total from investment operations ....................         (0.28)
                                                               -------
Net asset value, end of period..........................       $  9.72
                                                               =======

Total return ...........................................         (3.38)%*
Net assets, end of period (000's) ......................       $53,383
Ratio of net investment expenses to average net assets .          1.41%(1)
Ratio of net investment income to average net assets ...          1.47%(1)
Ratio of expenses before reimbursement and waiver to
 average net assets ....................................          1.84%(1)
Portfolio turnover rate.................................         38.46%



* Represents performance beginning on the first day of the Guarantee Period.

(1) Annualized.

++ Per share data calculated using the SEC method.



    See Notes to Financial Statements.                                        63

PRINCIPAL PROTECTION FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
INDEX PLUS PROTECTION FUND
Selected data for a fund share outstanding throughout each period:


                                                               PERIOD FROM
                                                             OCTOBER 2, 2000
                                                              (COMMENCEMENT
                                                             OF OPERATIONS)
                        CLASS A                            TO OCTOBER 31, 2000
--------------------------------------------------------   -------------------

Net asset value, beginning of period ...................       $10.00
                                                               ------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income .................................         0.03++
                                                               ------
   Total from investment operations ....................         0.03
                                                               ------
Net asset value, end of period .........................       $10.03
                                                               ======

Total return *..........................................           --
Net assets, end of period (000's) ......................       $2,585
Ratio of net expenses to average net assets ............         0.59%(1)
Ratio of net investment income to average net assets ...         4.05%(1)
Ratio of expenses before reimbursement and waiver to
 average net assets ....................................         6.35%(1)



* IPPF is in its Accumulation Period. Total return will start to be calculated on December 1, 2000, the first day of the Guarantee Period.

(1) Annualized.

++ Per share data calculated using the SEC method.



64 See Notes to Financial Statements.

INDEX PLUS PROTECTION FUND
Selected data for a fund share outstanding throughout each period:


                                                               PERIOD FROM
                                                             OCTOBER 2, 2000
                                                              (COMMENCEMENT
                                                             OF OPERATIONS)
                        CLASS B                            TO OCTOBER 31, 2000
--------------------------------------------------------   -------------------

Net asset value, beginning of period ...................       $ 10.00
                                                               -------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income .................................          0.02++
                                                               -------
   Total from investment operations ....................          0.02
                                                               -------
Net asset value, end of period .........................       $ 10.02
                                                               =======

Total return* ..........................................            --
Net assets, end of period (000's) ......................       $17,572
Ratio of net investment expenses to average net assets .          1.31%(1)
Ratio of net investment income to average net assets ...          3.33%(1)
Ratio of expenses before reimbursement and waiver to
 average net assets ....................................          7.06%(1)



* IPPF is in its Accumulation Period. Total return will start to be calculated on December 1, 2000, the first day of the Guarantee Period.

(1) Annualized.

++ Per share data calculated using the SEC method.



    See Notes to Financial Statements.                                        65

                          INDEPENDENT AUDITORS' REPORT



The Board of Directors and Shareholders
Aetna Series Fund, Inc.:

We have audited the accompanying statements of assets and liabilities of Aetna Principal Protection Fund I, Aetna Principal Protection Fund II, Aetna Principal Protection Fund III, Aetna Principal Protection Fund IV and Aetna Index Plus Protection Fund, each a series of Aetna Series Fund, Inc. (collectively the Principal Protection Funds), including the portfolios of investments as of October 31, 2000, and the related statements of operations for the year or period then ended, statements of changes in net assets for each of the years or periods in the two-year period then ended and financial highlights for each of the years or periods in the two-year period then ended. These financial statements and financial highlights are the responsibility of the Principal Protection Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2000 by correspondence with the custodian.
 As to securities purchased or sold but not yet received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.
 We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Principal Protection Funds as of October 31, 2000, the results of their operations, changes in their net assets and the financial highlights for each of the years or periods specified in the first paragraph above, in conformity with accounting principles generally accepted in the United States of America.



Hartford, Connecticut
December 8, 2000

P170ANN (10/00)